Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q3PH

Schedules of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 31
Franklin Global Real Estate VIP Fund 35
Franklin Growth and Income VIP Fund 38
Franklin Income VIP Fund 43
Franklin Large Cap Growth VIP Fund 55
Franklin Mutual Global Discovery VIP Fund 58
Franklin Mutual Shares VIP Fund 62
Franklin Rising Dividends VIP Fund 66
Franklin Small Cap Value VIP Fund 69
Franklin Small-Mid Cap Growth VIP Fund 73
Franklin Strategic Income VIP Fund 77
Franklin U.S. Government Securities VIP Fund 107
Franklin VolSmart Allocation VIP Fund 111
Templeton Developing Markets VIP Fund 120
Templeton Foreign VIP Fund 124
Templeton Global Bond VIP Fund 127
Templeton Growth VIP Fund 133
Notes to Schedules of Investments 136

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.7%
Aerospace & Defense 2.0%
Airbus SE , ADR .................................... France 8,685 $ 505,641
BAE Systems plc ................................... United Kingdom 24,687 687,198
a
Boeing Co. (The) ................................... United States 4,290 925,911
BWX Technologies, Inc. .............................. United States 3,007 554,400
Curtiss-Wright Corp. ................................. United States 661 358,883
Dassault Aviation SA ................................. France 2,133 718,550
General Dynamics Corp. .............................. United States 226 77,066
General Electric Co. ................................. United States 3,853 1,159,059
Howmet Aerospace, Inc. .............................. United States 412 80,847
L3Harris Technologies, Inc. ............................ United States 265 80,934
Leonardo SpA ...................................... Italy 1,956 125,158
Lockheed Martin Corp. ............................... United States 209 104,335
MTU Aero Engines AG ............................... Germany 1,900 876,541
Northrop Grumman Corp. ............................. United States 2,627 1,600,684
Rolls-Royce Holdings plc ............................. United Kingdom 8,523 137,001
RTX Corp. ........................................ United States 15,311 2,561,990
Safran SA ......................................... France 2,509 890,366
11,444,564
Air Freight & Logistics 0.2%
Deutsche Post AG ................................... Germany 1,138 50,854
DSV A/S .......................................... Denmark 4,300 859,014
a
InPost SA ......................................... Poland 11,367 139,947
1,049,815
Automobile Components 0.0%
†
a
Aumovio SE ....................................... Germany 541 22,307
Continental AG ..................................... Germany 1,083 71,647
93,954
Automobiles 1.0%
Ferrari NV ......................................... Italy 107 51,865
Ford Motor Co. ..................................... United States 52,117 623,319
General Motors Co. .................................. United States 12,829 782,184
Isuzu Motors Ltd. ................................... Japan 5,300 66,798
Mercedes-Benz Group AG ............................ Germany 3,331 209,953
Subaru Corp. ...................................... Japan 15,600 317,917
Suzuki Motor Corp. .................................. Japan 43,000 626,032
a
Tesla, Inc. ......................................... United States 4,791 2,130,654
Toyota Motor Corp. .................................. Japan 46,587 894,772
5,703,494
Banks 3.5%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 1,872 60,053
AIB Group plc ...................................... Ireland 49,531 451,561
Banco BPM SpA .................................... Italy 20,576 308,815
Bank of America Corp. ............................... United States 35,406 1,826,596
Barclays plc ....................................... United Kingdom 70,773 364,150
BNP Paribas SA .................................... France 15,238 1,393,710
Citigroup, Inc. ...................................... United States 3,284 333,326
Commerzbank AG ................................... Germany 1,954 73,982
Commonwealth Bank of Australia ....................... Australia 1,834 202,535
Erste Group Bank AG ................................ Austria 957 94,076
HDFC Bank Ltd. .................................... India 71,907 770,606
HSBC Holdings plc .................................. United Kingdom 82,586 1,165,546
ING Groep NV ..................................... Netherlands 53,074 1,391,375
Intesa Sanpaolo SpA ................................. Italy 56,579 374,506
JPMorgan Chase & Co. ............................... United States 13,820 4,359,243

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Lloyds Banking Group plc ............................. United Kingdom 187,338 $ 211,989
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 5,400 87,109
NatWest Group plc .................................. United Kingdom 88,504 625,135
PNC Financial Services Group, Inc. (The) ................. United States 4,400 884,092
Societe Generale SA ................................. France 9,738 648,320
Standard Chartered plc ............................... United Kingdom 67,483 1,309,681
Sumitomo Mitsui Financial Group, Inc. , ADR ............... Japan 49,293 825,165
UniCredit SpA ...................................... Italy 10,335 786,443
Wells Fargo & Co. ................................... United States 12,357 1,035,764
19,583,778
Beverages 0.5%
Asahi Group Holdings Ltd. ............................. Japan 8,300 99,508
Coca-Cola HBC AG ................................. Italy 5,699 268,871
Heineken NV ...................................... Netherlands 6,285 492,172
Kirin Holdings Co. Ltd. ............................... Japan 13,200 193,395
a
Monster Beverage Corp. .............................. United States 15,298 1,029,709
PepsiCo, Inc. ...................................... United States 6,171 866,655
2,950,310
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 5,058 1,171,129
Amgen, Inc. ....................................... United States 3,934 1,110,175
a
Argenx SE , ADR .................................... Netherlands 1,130 833,443
a
Biogen, Inc. ....................................... United States 1,932 270,635
a
BioNTech SE , ADR .................................. Germany 3,000 295,860
a
Exelixis, Inc. ....................................... United States 3,388 139,924
a
Genmab A/S ....................................... Denmark 242 74,669
Gilead Sciences, Inc. ................................ United States 7,849 871,239
a
Halozyme Therapeutics, Inc. ........................... United States 1,474 108,103
a
Incyte Corp. ....................................... United States 864 73,276
Regeneron Pharmaceuticals, Inc. ....................... United States 139 78,155
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,200 469,968
5,496,576
Broadline Retail 2.1%
Alibaba Group Holding Ltd. ............................ China 48,287 1,079,896
a
Amazon.com, Inc. ................................... United States 38,982 8,559,278
eBay, Inc. ......................................... United States 872 79,309
a
Etsy, Inc. .......................................... United States 1,260 83,651
a
MercadoLibre, Inc. .................................. Brazil 425 993,200
Next plc .......................................... United Kingdom 3,082 513,781
Ryohin Keikaku Co. Ltd. .............................. Japan 5,700 113,414
a
Sea Ltd. , ADR ...................................... Singapore 900 160,857
Wesfarmers Ltd. .................................... Australia 1,894 115,218
11,698,604
Building Products 0.4%
Allegion plc ........................................ United States 1,048 185,863
Belimo Holding AG .................................. Switzerland 58 60,999
Cie de Saint-Gobain SA .............................. France 3,985 431,781
Geberit AG ........................................ Switzerland 112 84,582
Johnson Controls International plc ....................... United States 4,524 497,414
Trane Technologies plc ............................... United States 1,733 731,257
1,991,896

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets 1.8%
3i Group plc ....................................... United Kingdom 11,824 $ 651,774
Bank of New York Mellon Corp. (The) .................... United States 2,494 271,746
BlackRock, Inc. ..................................... United States 265 308,956
Blackstone, Inc. .................................... United States 2,382 406,965
Charles Schwab Corp. (The) ........................... United States 24,339 2,323,644
Deutsche Bank AG .................................. Germany 19,028 673,892
Deutsche Boerse AG ................................. Germany 239 64,002
Goldman Sachs Group, Inc. (The) ....................... United States 113 89,988
ICG plc ........................................... United Kingdom 32,300 969,758
Intercontinental Exchange, Inc. ......................... United States 3,220 542,506
Macquarie Group Ltd. ................................ Australia 6,600 957,990
Morgan Stanley ..................................... United States 1,162 184,711
a
Robinhood Markets, Inc. , A ............................ United States 633 90,633
S&P Global, Inc. .................................... United States 1,794 873,158
SEI Investments Co. ................................. United States 1,273 108,014
Singapore Exchange Ltd. ............................. Singapore 24,100 309,381
State Street Corp. ................................... United States 3,795 440,258
Swissquote Group Holding SA .......................... Switzerland 460 323,573
T Rowe Price Group, Inc. ............................. United States 694 71,232
Tradeweb Markets, Inc. , A ............................. United States 2,809 311,743
UBS Group AG ..................................... Switzerland 8,502 349,547
XP, Inc. , A ......................................... Brazil 3,939 74,014
10,397,485
Chemicals 1.5%
Air Liquide SA ...................................... France 250 52,089
Air Products and Chemicals, Inc. ........................ United States 8,240 2,247,213
Akzo Nobel NV ..................................... Netherlands 8,700 620,899
Asahi Kasei Corp. ................................... Japan 14,200 111,608
BASF SE ......................................... Germany 1,579 78,894
CF Industries Holdings, Inc. ........................... United States 2,122 190,343
Corteva, Inc. ....................................... United States 2,736 185,036
Ecolab, Inc. ........................................ United States 1,344 368,068
Givaudan SA ....................................... Switzerland 81 330,402
Linde plc .......................................... United States 2,246 1,066,850
Mitsubishi Chemical Group Corp. ....................... Japan 18,200 104,544
Nitto Denko Corp. ................................... Japan 19,500 462,242
Sherwin-Williams Co. (The) ............................ United States 5,137 1,778,738
Sika AG .......................................... Switzerland 3,200 718,588
8,315,514
Commercial Services & Supplies 0.4%
Brambles Ltd. ...................................... Australia 11,033 181,026
Cintas Corp. ....................................... United States 886 181,860
Republic Services, Inc. , A ............................. United States 1,771 406,409
Securitas AB , B ..................................... Sweden 32,166 484,841
Veralto Corp. ....................................... United States 6,600 703,626
1,957,762
Communications Equipment 0.5%
Cisco Systems, Inc. ................................. United States 14,564 996,469
a
F5, Inc. ........................................... United States 395 127,660
Motorola Solutions, Inc. ............................... United States 3,267 1,493,966
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 19,041 157,774
2,775,869
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 3,714 297,707

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
Eiffage SA ......................................... France 1,639 $ 209,986
EMCOR Group, Inc. ................................. United States 117 75,996
583,689
Construction Materials 0.4%
Heidelberg Materials AG .............................. Germany 852 192,591
Holcim AG ........................................ United States 1,862 158,875
Martin Marietta Materials, Inc. .......................... United States 3,294 2,076,142
2,427,608
Consumer Finance 0.4%
American Express Co. ............................... United States 3,920 1,302,067
Capital One Financial Corp. ........................... United States 4,970 1,056,523
Synchrony Financial ................................. United States 1,161 82,489
2,441,079
Consumer Staples Distribution & Retail 0.6%
Albertsons Cos., Inc. , A ............................... United States 3,979 69,672
Carrefour SA ....................................... France 85,157 1,290,534
Costco Wholesale Corp. .............................. United States 549 508,171
Dollar General Corp. ................................. United States 2,871 296,718
a
Dollar Tree, Inc. .................................... United States 1,337 126,173
Koninklijke Ahold Delhaize NV .......................... Netherlands 11,869 480,273
Kroger Co. (The) .................................... United States 7,800 525,798
Tesco plc ......................................... United Kingdom 15,901 95,306
Walmart, Inc. ...................................... United States 725 74,718
3,467,363
Containers & Packaging 0.2%
Crown Holdings, Inc. ................................. United States 1,394 134,646
SIG Group AG ..................................... Switzerland 26,312 272,876
Smurfit WestRock plc , ( GBP Traded) ..................... United States 16,732 707,111
Smurfit WestRock plc , ( USD Traded) ..................... United States 3,035 129,200
1,243,833
Diversified Consumer Services 0.0%
†
Pearson plc ....................................... United Kingdom 3,535 50,272
Diversified Telecommunication Services 0.3%
AT&T, Inc. ......................................... United States 28,253 797,865
Deutsche Telekom AG ................................ Germany 20,752 707,009
Telenor ASA ....................................... Norway 4,834 80,213
Telia Co. AB ....................................... Sweden 55,559 211,956
1,797,043
Electric Utilities 0.7%
Acciona SA ........................................ Spain 652 131,012
American Electric Power Co., Inc. ....................... United States 1,476 166,050
Duke Energy Corp. .................................. United States 676 83,655
Edison International ................................. United States 14,550 804,324
Endesa SA ........................................ Spain 2,641 84,369
Enel SpA ......................................... Italy 6,533 61,910
Exelon Corp. ....................................... United States 1,712 77,057
Iberdrola SA ....................................... Spain 39,790 753,198
NextEra Energy, Inc. ................................. United States 6,205 468,415
NRG Energy, Inc. ................................... United States 2,609 422,528
Southern Co. (The) .................................. United States 1,306 123,770

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
SSE plc .......................................... United Kingdom 33,030 $ 774,742
3,951,030
Electrical Equipment 0.5%
ABB Ltd. .......................................... Switzerland 5,922 428,536
AMETEK, Inc. ...................................... United States 1,815 341,220
Eaton Corp. plc ..................................... United States 3,174 1,187,869
Fujikura Ltd. ....................................... Japan 4,200 410,831
Mitsubishi Electric Corp. .............................. Japan 12,900 331,320
2,699,776
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. , A .................................. United States 12,166 1,505,543
Halma plc ......................................... United Kingdom 1,664 77,460
Inficon Holding AG .................................. Switzerland 2,900 344,054
Keyence Corp. ..................................... Japan 200 74,512
TE Connectivity plc .................................. Switzerland 3,820 838,605
VusionGroup ....................................... France 630 189,365
Yokogawa Electric Corp. .............................. Japan 6,400 183,671
3,213,210
Entertainment 1.0%
CTS Eventim AG & Co. KGaA .......................... Germany 9,600 942,475
Electronic Arts, Inc. .................................. United States 1,184 238,813
a
Netflix, Inc. ........................................ United States 2,505 3,003,294
Nintendo Co. Ltd. ................................... Japan 3,100 268,210
a
Spotify Technology SA ................................ United States 263 183,574
Toho Co. Ltd. ...................................... Japan 3,000 192,849
Walt Disney Co. (The) ................................ United States 5,666 648,757
5,477,972
Financial Services 1.9%
a
Berkshire Hathaway, Inc. , B ............................ United States 5,216 2,622,292
EXOR NV ......................................... Netherlands 2,471 241,851
Mastercard, Inc. , A .................................. United States 4,438 2,524,379
MGIC Investment Corp. ............................... United States 2,857 81,053
ORIX Corp. ........................................ Japan 3,200 83,987
a
PayPal Holdings, Inc. ................................ United States 19,626 1,316,120
Visa, Inc. , A ........................................ United States 11,769 4,017,701
10,887,383
Food Products 0.4%
Archer-Daniels-Midland Co. ........................... United States 6,411 382,993
Barry Callebaut AG .................................. Switzerland 201 276,820
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 6 91,732
Ingredion, Inc. ...................................... United States 587 71,679
MEIJI Holdings Co. Ltd. ............................... Japan 5,000 103,677
Nestle SA ......................................... United States 11,168 1,025,616
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 233,500 252,869
2,205,386
Gas Utilities 0.1%
Tokyo Gas Co. Ltd. .................................. Japan 8,200 291,581
Ground Transportation 0.8%
Canadian Pacific Kansas City Ltd. ....................... Canada 3,140 233,899
Central Japan Railway Co. ............................ Japan 5,100 146,215
a
Lyft, Inc. , A ........................................ United States 4,406 96,976

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation (continued)
Old Dominion Freight Line, Inc. ......................... United States 925 $ 130,222
Ryder System, Inc. .................................. United States 445 83,945
a
Uber Technologies, Inc. ............................... United States 17,998 1,763,264
Union Pacific Corp. .................................. United States 2,857 675,309
a
XPO, Inc. ......................................... United States 10,720 1,385,774
4,515,604
Health Care Equipment & Supplies 1.3%
Abbott Laboratories .................................. United States 6,551 877,441
Alcon AG ......................................... United States 10,500 789,756
Becton Dickinson & Co. ............................... United States 7,228 1,352,865
a
Boston Scientific Corp. ............................... United States 1,188 115,984
Cochlear Ltd. ...................................... Australia 5,588 1,029,789
EssilorLuxottica SA .................................. France 347 113,037
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 3,507 75,329
Hoya Corp. ........................................ Japan 3,800 525,427
a
IDEXX Laboratories, Inc. .............................. United States 128 81,778
a
Insulet Corp. ....................................... United States 220 67,921
a
Intuitive Surgical, Inc. ................................ United States 2,998 1,340,796
Medtronic plc ...................................... United States 1,587 151,146
Straumann Holding AG ............................... Switzerland 441 47,278
Stryker Corp. ...................................... United States 2,638 975,189
7,543,736
Health Care Providers & Services 1.0%
Cardinal Health, Inc. ................................. United States 3,185 499,918
Cencora, Inc. ...................................... United States 246 76,882
CVS Health Corp. ................................... United States 18,500 1,394,715
Fresenius Medical Care AG ............................ Germany 1,632 86,231
HCA Healthcare, Inc. ................................. United States 185 78,847
McKesson Corp. .................................... United States 2,087 1,612,291
UnitedHealth Group, Inc. .............................. United States 5,131 1,771,734
Universal Health Services, Inc. , B ....................... United States 391 79,936
5,600,554
Health Care Technology 0.1%
Pro Medicus Ltd. .................................... Australia 599 121,954
a
Veeva Systems, Inc. , A ............................... United States 760 226,412
348,366
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc. , A ...................................... United States 4,129 501,343
Amadeus IT Group SA ............................... Spain 8,200 651,816
Aristocrat Leisure Ltd. ................................ Australia 4,674 216,376
Booking Holdings, Inc. ............................... United States 242 1,306,623
a
Chipotle Mexican Grill, Inc. , A .......................... United States 7,619 298,589
Compass Group plc ................................. United Kingdom 4,546 154,954
Expedia Group, Inc. ................................. United States 1,456 311,220
InterContinental Hotels Group plc ....................... United Kingdom 2,877 347,859
Starbucks Corp. .................................... United States 9,920 839,232
Yum! Brands, Inc. ................................... United States 500 76,000
4,704,012
Household Durables 0.4%
Barratt Redrow plc .................................. United Kingdom 107,989 568,148
DR Horton, Inc. ..................................... United States 412 69,822
a
NVR, Inc. ......................................... United States 9 72,312

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
Persimmon plc ..................................... United Kingdom 38,278 $ 598,000
Sony Group Corp. ................................... Japan 25,900 744,539
2,052,821
Household Products 0.3%
Colgate-Palmolive Co. ............................... United States 7,438 594,594
Procter & Gamble Co. (The) ........................... United States 7,902 1,214,142
Reckitt Benckiser Group plc ........................... United Kingdom 707 54,440
1,863,176
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 5,383 239,429
Vistra Corp. ........................................ United States 1,492 292,313
531,742
Industrial Conglomerates 0.2%
Hitachi Ltd. ........................................ Japan 18,300 484,823
Honeywell International, Inc. ........................... United States 346 72,833
Siemens AG ....................................... Germany 1,315 355,021
912,677
Industrial REITs 0.1%
CapitaLand Ascendas REIT ............................ Singapore 65,600 141,958
Prologis, Inc. ....................................... United States 1,874 214,610
356,568
Insurance 1.6%
Aegon Ltd. ........................................ Netherlands 10,170 81,991
AIA Group Ltd. ..................................... Hong Kong 80,195 768,586
Allianz SE ......................................... Germany 205 86,249
Allstate Corp. (The) .................................. United States 368 78,991
American International Group, Inc. ...................... United States 7,239 568,551
AXA SA ........................................... France 13,654 654,778
Axis Capital Holdings Ltd. ............................. United States 915 87,657
Globe Life, Inc. ..................................... United States 559 79,920
Hartford Insurance Group, Inc. (The) ..................... United States 1,583 211,156
Japan Post Insurance Co. Ltd. ......................... Japan 5,100 144,539
Marsh & McLennan Cos., Inc. .......................... United States 7,203 1,451,621
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 481 307,106
Old Republic International Corp. ........................ United States 1,836 77,975
Phoenix Financial Ltd. ................................ Israel 5,972 223,616
Progressive Corp. (The) .............................. United States 2,728 673,680
Prudential plc ...................................... Hong Kong 61,467 860,521
RenaissanceRe Holdings Ltd. .......................... United States 583 148,041
Sompo Holdings, Inc. ................................ Japan 15,600 482,283
a
Sony Financial Group, Inc. ............................ Japan 25,900 28,722
Suncorp Group Ltd. .................................. Australia 30,315 406,455
Travelers Cos., Inc. (The) ............................. United States 5,837 1,629,807
Unum Group ....................................... United States 990 77,002
9,129,247
Interactive Media & Services 2.9%
Alphabet, Inc. , A .................................... United States 24,226 5,889,341
Alphabet, Inc. , C .................................... United States 8,741 2,128,870
LY Corp. .......................................... Japan 71,700 230,158
Match Group, Inc. ................................... United States 1,960 69,227
Meta Platforms, Inc. , A ............................... United States 8,827 6,482,372

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
b
Scout24 SE , 144A , Reg S ............................. Germany 6,200 $ 777,836
Tencent Holdings Ltd. ................................ China 8,977 764,927
16,342,731
IT Services 0.3%
Accenture plc , A .................................... Ireland 319 78,665
Cognizant Technology Solutions Corp. , A .................. United States 1,056 70,826
International Business Machines Corp. ................... United States 290 81,826
NEC Corp. ........................................ Japan 12,500 400,114
a
Shopify, Inc. , A ..................................... Canada 5,755 855,251
VeriSign, Inc. ...................................... United States 1,085 303,333
1,790,015
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 5,100 169,685
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc. ............................. United States 2,434 312,404
Danaher Corp. ..................................... United States 2,586 512,700
Eurofins Scientific SE ................................ Luxembourg 3,135 228,624
a
ICON plc .......................................... United States 1,633 285,775
a
Illumina, Inc. ....................................... United States 749 71,133
Lonza Group AG .................................... Switzerland 660 441,301
a
Medpace Holdings, Inc. ............................... United States 212 109,002
a
Mettler-Toledo International, Inc. ........................ United States 349 428,436
Thermo Fisher Scientific, Inc. .......................... United States 5,227 2,535,200
a
Waters Corp. ...................................... United States 246 73,753
4,998,328
Machinery 2.0%
Allison Transmission Holdings, Inc. ...................... United States 1,072 90,991
Atlas Copco AB , A ................................... Sweden 18,031 305,769
Caterpillar, Inc. ..................................... United States 172 82,070
CNH Industrial NV ................................... United States 79,437 861,891
Deere & Co. ....................................... United States 3,965 1,813,036
GEA Group AG ..................................... Germany 3,872 286,265
Georg Fischer AG ................................... Switzerland 6,750 530,460
Illinois Tool Works, Inc. ............................... United States 2,624 684,234
Ingersoll Rand, Inc. .................................. United States 5,202 429,789
Interroll Holding AG .................................. Switzerland 290 908,851
Komatsu Ltd. ...................................... Japan 10,600 369,274
Kone OYJ , B ....................................... Finland 2,562 174,752
Makita Corp. ....................................... Japan 5,700 184,745
Oshkosh Corp. ..................................... United States 538 69,779
Otis Worldwide Corp. ................................ United States 7,749 708,491
Parker-Hannifin Corp. ................................ United States 2,610 1,978,772
Schindler Holding AG ................................ Switzerland 602 217,833
b
VAT Group AG , 144A , Reg S ........................... Switzerland 1,800 718,502
Wartsila OYJ Abp ................................... Finland 11,703 351,028
Xylem, Inc. ........................................ United States 2,845 419,638
Yangzijiang Shipbuilding Holdings Ltd. .................... China 65,800 172,150
11,358,320
Marine Transportation 0.0%
†
AP Moller - Maersk A/S , B ............................. Denmark 78 153,331
SITC International Holdings Co. Ltd. ..................... China 14,000 53,899
207,230

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.3%
Comcast Corp. , A ................................... United States 44,025 $ 1,383,265
Fox Corp. , A ....................................... United States 1,575 99,320
Publicis Groupe SA .................................. France 980 94,309
1,576,894
Metals & Mining 0.3%
BHP Group Ltd. .................................... Australia 20,427 570,633
Fortescue Ltd. ...................................... Australia 41,729 516,791
Newmont Corp. ..................................... United States 9,173 773,375
1,860,799
Multi-Utilities 0.8%
Centrica plc ....................................... United Kingdom 128,258 288,015
Consolidated Edison, Inc. ............................. United States 762 76,596
Engie SA ......................................... France 5,499 118,209
Sempra, Inc. ....................................... United States 31,274 2,814,035
WEC Energy Group, Inc. .............................. United States 11,605 1,329,817
4,626,672
Oil, Gas & Consumable Fuels 1.6%
APA Corp. ......................................... United States 4,957 120,356
BP plc ............................................ United States 179,494 1,030,592
Cheniere Energy, Inc. ................................ United States 2,099 493,223
Chevron Corp. ..................................... United States 8,751 1,358,943
ConocoPhillips ..................................... United States 13,653 1,291,437
EOG Resources, Inc. ................................ United States 6,310 707,477
Equinor ASA ....................................... Norway 18,113 441,706
Exxon Mobil Corp. ................................... United States 8,994 1,014,074
Galp Energia SGPS SA , B ............................ Portugal 27,290 517,139
Idemitsu Kosan Co. Ltd. .............................. Japan 9,900 67,732
Secure Waste Infrastructure Corp. ....................... Canada 36,780 523,805
Shell plc .......................................... United States 33,036 1,177,437
TotalEnergies SE ................................... France 5,021 305,822
9,049,743
Passenger Airlines 0.1%
Qantas Airways Ltd. ................................. Australia 20,830 150,513
a
United Airlines Holdings, Inc. ........................... United States 4,320 416,880
567,393
Personal Care Products 0.3%
L'Oreal SA ........................................ France 1,252 543,978
Unilever plc ........................................ United Kingdom 17,548 1,037,238
1,581,216
Pharmaceuticals 2.4%
AstraZeneca plc .................................... United Kingdom 13,280 2,034,511
AstraZeneca plc , ADR ................................ United Kingdom 13,394 1,027,587
Bristol-Myers Squibb Co. .............................. United States 17,163 774,051
Chugai Pharmaceutical Co. Ltd. ........................ Japan 6,400 283,741
Eli Lilly & Co. ...................................... United States 1,272 970,536
GSK plc .......................................... United States 36,210 777,500
Haleon plc , ADR .................................... United States 101,810 913,236
Ipsen SA .......................................... France 975 130,919
Johnson & Johnson ................................. United States 9,265 1,717,916
Novartis AG ....................................... United States 9,070 1,166,206
Novo Nordisk A/S , B ................................. Denmark 16,145 898,981

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Orion OYJ , B ...................................... Finland 2,877 $ 220,877
Pfizer, Inc. ......................................... United States 2,996 76,338
Roche Holding AG .................................. United States 788 272,640
Roche Holding AG .................................. United States 2,641 879,410
Royalty Pharma plc , A ................................ United States 2,030 71,618
Sanofi SA ......................................... United States 9,345 884,915
Shionogi & Co. Ltd. .................................. Japan 18,200 320,682
13,421,664
Professional Services 0.5%
Adecco Group AG ................................... Switzerland 19,300 543,732
Automatic Data Processing, Inc. ........................ United States 419 122,977
Experian plc ....................................... United States 16,900 848,839
Genpact Ltd. ....................................... United States 1,971 82,565
ManpowerGroup, Inc. ................................ United States 7,808 295,923
Recruit Holdings Co. Ltd. ............................. Japan 9,700 521,510
RELX plc ......................................... United Kingdom 5,050 241,283
Teleperformance SE ................................. France 693 51,763
Verisk Analytics, Inc. , A ............................... United States 461 115,946
Wolters Kluwer NV .................................. Netherlands 1,133 154,654
2,979,192
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ............................... Hong Kong 51,000 246,998
a
Jones Lang LaSalle, Inc. .............................. United States 293 87,396
Mitsubishi Estate Co. Ltd. ............................. Japan 9,500 218,347
Sun Hung Kai Properties Ltd. .......................... Hong Kong 5,000 59,808
612,549
Residential REITs 0.0%
†
Mid-America Apartment Communities, Inc. ................ United States 517 72,240
Sun Communities, Inc. ............................... United States 970 125,130
197,370
Retail REITs 0.1%
Klepierre SA ....................................... France 5,111 199,533
Simon Property Group, Inc. ............................ United States 1,068 200,432
399,965
Semiconductors & Semiconductor Equipment 6.7%
Advantest Corp. .................................... Japan 8,300 821,225
Applied Materials, Inc. ................................ United States 3,191 653,325
a
ARM Holdings plc , ADR .............................. United States 600 84,894
ASM International NV ................................ Netherlands 876 528,359
ASML Holding NV ................................... Netherlands 1,693 1,650,992
ASML Holding NV , ADR .............................. Netherlands 1,618 1,566,369
Broadcom, Inc. ..................................... United States 15,527 5,122,513
Disco Corp. ........................................ Japan 3,000 940,621
a
Intel Corp. ......................................... United States 33,155 1,112,350
KLA Corp. ......................................... United States 620 668,732
Lam Research Corp. ................................. United States 1,227 164,295
Marvell Technology, Inc. .............................. United States 3,700 311,059
Microchip Technology, Inc. ............................ United States 22,270 1,430,179
Micron Technology, Inc. ............................... United States 4,849 811,335
Monolithic Power Systems, Inc. ......................... United States 800 736,512
a
Nova Ltd. ......................................... Israel 2,700 863,082
NVIDIA Corp. ...................................... United States 78,926 14,726,013

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ................................... United States 5,960 $ 991,506
Skyworks Solutions, Inc. .............................. United States 2,007 154,499
STMicroelectronics NV ............................... Singapore 24,568 694,413
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 22,271 967,404
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 6,834 1,908,668
Texas Instruments, Inc. ............................... United States 1,902 349,454
Tokyo Electron Ltd. .................................. Japan 2,100 372,261
37,630,060
Software 5.1%
a
Adobe, Inc. ........................................ United States 2,649 934,435
a
AppLovin Corp. , A ................................... United States 762 547,527
a
Autodesk, Inc. ...................................... United States 2,066 656,306
a
Cadence Design Systems, Inc. ......................... United States 210 73,765
a
Check Point Software Technologies Ltd. .................. Israel 1,943 402,026
a
Crowdstrike Holdings, Inc. , A ........................... United States 270 132,403
a
CyberArk Software Ltd. ............................... United States 2,000 966,300
a
Datadog, Inc. , A .................................... United States 1,380 196,512
a
DocuSign, Inc. , A ................................... United States 2,389 172,223
a
Dropbox, Inc. , A .................................... United States 2,479 74,891
a
Fair Isaac Corp. .................................... United States 226 338,216
a
Figma, Inc. , A ...................................... United States 130 6,743
a
Fortinet, Inc. ....................................... United States 921 77,438
Intuit, Inc. ......................................... United States 3,307 2,258,383
a
Kinaxis, Inc. ....................................... Canada 5,700 735,794
Microsoft Corp. ..................................... United States 24,296 12,584,113
a
Monday.com Ltd. .................................... United States 1,920 371,885
a
Nice Ltd. , ADR ..................................... Israel 4,000 579,120
Oracle Corp. ....................................... United States 3,450 970,278
a
Palantir Technologies, Inc. , A ........................... United States 1,745 318,323
a
Palo Alto Networks, Inc. .............................. United States 5,779 1,176,720
a
PTC, Inc. ......................................... United States 2,115 429,387
Sage Group plc (The) ................................ United Kingdom 19,726 292,625
Salesforce, Inc. ..................................... United States 2,284 541,308
SAP SE .......................................... Germany 5,312 1,422,379
a
ServiceNow, Inc. .................................... United States 1,042 958,932
a
Synopsys, Inc. ..................................... United States 2,548 1,257,158
a
Tyler Technologies, Inc. ............................... United States 330 172,643
a
Xero Ltd. .......................................... New Zealand 681 71,059
a
Zoom Communications, Inc. , A ......................... United States 3,198 263,835
28,982,727
Specialized REITs 0.3%
American Tower Corp. ................................ United States 4,106 789,666
Equinix, Inc. ....................................... United States 599 469,161
VICI Properties, Inc. , A ............................... United States 14,163 461,855
1,720,682
Specialty Retail 1.0%
a
AutoZone, Inc. ..................................... United States 23 98,675
Best Buy Co., Inc. ................................... United States 2,590 195,856
Fast Retailing Co. Ltd. ................................ Japan 1,500 455,568
Home Depot, Inc. (The) ............................... United States 3,170 1,284,452
Industria de Diseno Textil SA ........................... Spain 7,318 405,006
JD Sports Fashion plc ................................ United Kingdom 637,257 820,372
Lowe's Cos., Inc. .................................... United States 2,008 504,630
a
O'Reilly Automotive, Inc. .............................. United States 11,944 1,287,683
TJX Cos., Inc. (The) ................................. United States 550 79,497

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Ulta Beauty, Inc. .................................... United States 597 $ 326,410
Williams-Sonoma, Inc. ............................... United States 1,017 198,773
5,656,922
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc. ........................................ United States 33,884 8,627,883
Canon, Inc. ........................................ Japan 3,100 90,468
HP, Inc. ........................................... United States 4,921 133,999
Logitech International SA ............................. Switzerland 890 97,898
Samsung Electronics Co. Ltd. .......................... South Korea 18,193 1,090,676
Western Digital Corp. ................................ United States 1,030 123,662
10,164,586
Textiles, Apparel & Luxury Goods 0.4%
adidas AG ......................................... Germany 832 176,285
Asics Corp. ........................................ Japan 19,600 512,883
a
Deckers Outdoor Corp. ............................... United States 631 63,964
Hermes International SCA ............................. France 72 177,051
Kering SA ......................................... France 1,711 573,351
a
Lululemon Athletica, Inc. .............................. United States 449 79,891
LVMH Moet Hennessy Louis Vuitton SE .................. France 382 235,076
Pandora A/S ....................................... Denmark 2,024 264,633
Tapestry, Inc. ...................................... United States 2,105 238,328
2,321,462
Tobacco 0.2%
Altria Group, Inc. .................................... United States 12,354 816,105
Imperial Brands plc .................................. United Kingdom 8,570 364,066
1,180,171
Trading Companies & Distributors 0.6%
AerCap Holdings NV ................................. Ireland 3,308 400,268
Fastenal Co. ....................................... United States 22,011 1,079,419
MonotaRO Co. Ltd. .................................. Japan 6,900 100,179
RS Group plc ...................................... United Kingdom 81,000 620,895
Toyota Tsusho Corp. ................................. Japan 14,000 387,553
WW Grainger, Inc. ................................... United States 840 800,486
3,388,800
Transportation Infrastructure 0.1%
b
Aena SME SA , 144A , Reg S ........................... Spain 19,097 522,099
Wireless Telecommunication Services 0.1%
Vodafone Group plc ................................. United Kingdom 239,407 278,407
Total Common Stocks (Cost $ 201,668,750 ) ...................................
325,341,031
Preferred Stocks 0.1%
Household Products 0.0%
†
c
Henkel AG & Co. KGaA , 2 .97% ......................... Germany 2,992 241,414
Life Sciences Tools & Services 0.1%
c
Sartorius AG , 0 .37% ................................. Germany 1,198 280,064
Total Preferred Stocks (Cost $ 623,605 ) .......................................
521,478

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Units a Value
a a a a a a
Limited Partnerships 0.2%
Oil, Gas & Consumable Fuels 0.2%
Enterprise Products Partners LP ........................ United States 40,864 $ 1,277,817
1,277,817
Total Limited Partnerships (Cost $ 1,036,735 ) .................................
1,277,817
Principal
Amount
*
Corporate Bonds 12.9%
Aerospace & Defense 0.3%
b
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ......... United Kingdom 200,000 203,195
Boeing Co. (The) ,
Senior Bond , 3.6% , 5/01/34 .......................... United States 200,000 181,002
Senior Bond , 3.5% , 3/01/39 .......................... United States 200,000 162,033
Senior Bond , 6.875% , 3/15/39 ........................ United States 100,000 113,320
Senior Bond , 5.705% , 5/01/40 ........................ United States 350,000 357,344
Senior Note , 6.528% , 5/01/34 ........................ United States 195,000 215,721
Howmet Aerospace, Inc. ,
Senior Bond , 5.95% , 2/01/37 ......................... United States 260,000 281,722
Senior Note , 4.85% , 10/15/31 ........................ United States 50,000 51,342
Lockheed Martin Corp. , Senior Bond , 4.07% , 12/15/42 .......
United States 130,000 112,335
Northrop Grumman Corp. , Senior Bond , 4.95% , 3/15/53 ......
United States 220,000 202,133
1,880,147
Air Freight & Logistics 0.0%
†
b
FedEx Corp. , Senior Note , 144A, 2.4% , 5/15/31 ............ United States 200,000 179,971
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 510,000 524,021
Senior Note , 144A, 4.5% , 9/18/30 ..................... United States 55,000 54,762
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 200,000 206,317
785,100
Banks 2.9%
Bank of America Corp. ,
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ... United States 200,000 198,568
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 200,000 177,688
Senior Bond , 2.687% to 4/21/31, FRN thereafter , 4/22/32 ... United States 200,000 182,242
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 225,000 235,085
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,280,000 1,334,197
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 825,000 851,723
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 150,000 155,903
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 58,000 54,208
Barclays plc , Senior Note , 5.086% to 2/24/28, FRN thereafter ,
2/25/29 ......................................... United Kingdom 230,000 234,166
b
BNP Paribas SA , Senior Preferred Note , 144A, 5.176% to
1/08/29, FRN thereafter , 1/09/30 ...................... France 250,000 256,700
b
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 250,000 244,074
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.885% to
7/02/30, FRN thereafter , 7/03/31 ...................... Spain 200,000 202,127
Citibank NA , Senior Note , 4.914% , 5/29/30 ................
United States 500,000 513,838
Citigroup, Inc. ,
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 465,000 460,983
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 400,000 368,115
Senior Bond , 3.057% to 1/24/32, FRN thereafter , 1/25/33 ... United States 285,000 259,561

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 360,000 $ 369,350
Cooperatieve Rabobank UA , Senior Bond , 5.25% , 5/24/41 ....
Netherlands 105,000 105,789
b
Danske Bank A/S ,
Senior Non-Preferred Note , 144A, 5.705% to 2/28/29, FRN
thereafter , 3/01/30 ................................. Denmark 200,000 208,163
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 400,000 406,948
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 200,000 209,733
Huntington Bancshares, Inc. ,
Senior Bond , 2.55% , 2/04/30 ......................... United States 200,000 185,242
Senior Note , 5.272% to 1/14/30, FRN thereafter , 1/15/31 .... United States 200,000 206,181
JPMorgan Chase & Co. ,
Senior Bond , 3.54% to 4/30/27, FRN thereafter , 5/01/28 .... United States 1,030,000 1,021,388
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ... United States 150,000 132,639
Senior Bond , 5.35% to 5/31/33, FRN thereafter , 6/01/34 .... United States 535,000 557,622
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 100,000 103,973
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 400,000 413,207
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 200,000 187,621
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 190,000 197,107
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 200,000 206,164
Mizuho Financial Group, Inc. ,
Senior Note , 5.778% to 7/05/28, FRN thereafter , 7/06/29 .... Japan 200,000 208,480
Senior Note , 5.098% to 5/12/30, FRN thereafter , 5/13/31 .... Japan 200,000 205,664
NatWest Group plc ,
Senior Note , 5.808% to 9/12/28, FRN thereafter , 9/13/29 .... United Kingdom 300,000 312,886
Senior Note , 4.964% to 8/14/29, FRN thereafter , 8/15/30 .... United Kingdom 200,000 203,762
PNC Financial Services Group, Inc. (The) ,
d
T , Junior Sub. Bond , 3.4% to 9/14/26, FRN thereafter ,
Perpetual ....................................... United States 230,000 223,578
Senior Bond , 5.676% to 1/21/34, FRN thereafter , 1/22/35 ... United States 50,000 52,744
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 175,000 180,155
Senior Note , 6.615% to 10/19/26, FRN thereafter , 10/20/27 .. United States 475,000 486,673
Senior Note , 5.222% to 1/28/30, FRN thereafter , 1/29/31 .... United States 210,000 217,042
Royal Bank of Canada , Senior Note , 4.97% to 5/01/30, FRN
thereafter , 5/02/31 ................................. Canada 260,000 266,368
b
Societe Generale SA , Senior Non-Preferred Note , 144A, 1.792%
to 6/08/26, FRN thereafter , 6/09/27 ..................... France 200,000 196,412
Toronto-Dominion Bank (The) , Senior Note , 4.568% , 12/17/26 ..
Canada 200,000 201,149
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 365,000 395,424
Senior Note , 5.153% to 8/04/31, FRN thereafter , 8/05/32 .... United States 200,000 205,887
b
UniCredit SpA , Senior Preferred Note , 144A, 1.982% to 6/02/26,
FRN thereafter , 6/03/27 ............................. Italy 300,000 295,333
US Bancorp , Senior Note , 5.1% to 7/22/29, FRN thereafter ,
7/23/30 ......................................... United States 500,000 514,473
Wells Fargo & Co. ,
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 . United States 350,000 331,462
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 200,000 186,228
Senior Bond , 5.389% to 4/23/33, FRN thereafter , 4/24/34 ... United States 430,000 446,935
Senior Note , 4.808% to 7/24/27, FRN thereafter , 7/25/28 .... United States 550,000 556,615

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co., (continued)
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 100,000 $ 103,005
16,030,580
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 3.5% , 6/01/30 .......................... Belgium 350,000 340,905
Senior Bond , 5.8% , 1/23/59 .......................... Belgium 150,000 156,479
497,384
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 4.85% , 6/15/44 ................
United States 430,000 406,028
Amgen, Inc. ,
Senior Bond , 2.45% , 2/21/30 ......................... United States 200,000 185,312
Senior Bond , 5.25% , 3/02/33 ......................... United States 100,000 103,615
Senior Bond , 5.6% , 3/02/43 .......................... United States 385,000 390,314
b
CSL Finance plc ,
Senior Bond , 144A, 4.25% , 4/27/32 .................... Australia 300,000 295,798
Senior Bond , 144A, 5.106% , 4/03/34 ................... Australia 255,000 262,901
Regeneron Pharmaceuticals, Inc. ,
Senior Bond , 1.75% , 9/15/30 ......................... United States 200,000 176,455
Senior Bond , 2.8% , 9/15/50 .......................... United States 400,000 248,948
2,069,371
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 2.875% , 5/12/41 ...........
United States 340,000 261,041
Building Products 0.1%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 25,000 25,314
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 300,000 316,253
341,567
Capital Markets 0.9%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .......
United States 150,000 146,435
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.615% to 4/21/31, FRN thereafter , 4/22/32 ... United States 100,000 90,750
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 320,000 341,063
Senior Bond , 5.536% to 1/27/35, FRN thereafter , 1/28/36 ... United States 200,000 208,865
Senior Note , 5.727% to 4/24/29, FRN thereafter , 4/25/30 .... United States 540,000 565,093
Senior Note , 5.218% to 4/22/30, FRN thereafter , 4/23/31 .... United States 100,000 103,432
Jefferies Financial Group, Inc. , Senior Bond , 2.625% , 10/15/31 .
United States 200,000 177,965
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 785,000 776,870
Senior Bond , 3.622% to 3/31/30, FRN thereafter , 4/01/31 ... United States 500,000 485,283
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 200,000 174,484
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 735,000 758,185
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 50,000 52,094
Senior Note , 4.654% to 10/17/29, FRN thereafter , 10/18/30 .. United States 260,000 262,922
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 22,000 23,073
b
MSCI, Inc. , Senior Bond , 144A, 4% , 11/15/29 .............. United States 200,000 195,465
b
UBS Group AG ,
Senior Bond , 144A, 2.095% to 2/10/31, FRN thereafter , 2/11/32 Switzerland 425,000 375,099
Senior Note , 144A, 6.327% to 12/21/26, FRN thereafter ,
12/22/27 ........................................ Switzerland 300,000 307,564

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
UBS Group AG, (continued)
Senior Note , 144A, 6.246% to 9/21/28, FRN thereafter , 9/22/29 Switzerland 200,000 $ 211,049
5,255,691
Chemicals 0.0%
†
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 100,000 95,741
Commercial Services & Supplies 0.1%
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 250,000 253,114
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 330,000 341,485
Motorola Solutions, Inc. ,
Senior Bond , 4.6% , 5/23/29 .......................... United States 130,000 131,433
Senior Bond , 5.4% , 4/15/34 .......................... United States 150,000 155,544
Senior Note , 4.85% , 8/15/30 ......................... United States 70,000 71,363
699,825
Construction Materials 0.1%
Martin Marietta Materials, Inc. , Senior Bond , 5.15% , 12/01/34 ..
United States 240,000 245,076
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 150,000 134,852
Senior Note , 3% , 10/29/28 .......................... Ireland 450,000 433,798
American Express Co. , Senior Note , 5.016% to 4/24/30, FRN
thereafter , 4/25/31 ................................. United States 225,000 231,414
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 100,000 100,598
Senior Note , 144A, 4.95% , 10/15/32 ................... Ireland 200,000 197,657
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 135,000 134,288
Senior Note , 5.463% to 7/25/29, FRN thereafter , 7/26/30 .... United States 200,000 207,113
Sub. Bond , 6.183% to 1/29/35, FRN thereafter , 1/30/36 ..... United States 200,000 207,544
General Motors Financial Co., Inc. , Senior Note , 5.4% , 4/06/26 .
United States 210,000 211,192
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ......
United States 190,000 190,606
2,049,062
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 44,000 38,257
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 346,000 323,589
361,846
Containers & Packaging 0.0%
†
Amcor Flexibles North America, Inc. , Senior Note , 5.1% , 3/17/30
United States 75,000 76,739
Diversified REITs 0.2%
Simon Property Group LP ,
Senior Bond , 2.2% , 2/01/31 .......................... United States 300,000 269,845
Senior Note , 3.375% , 12/01/27 ....................... United States 295,000 291,416
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 200,000 202,374

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.125% , 8/15/30 ................................... United States 225,000 $ 217,529
981,164
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 500,000 425,960
Senior Bond , 4.5% , 5/15/35 .......................... United States 100,000 96,660
Senior Bond , 3.5% , 6/01/41 .......................... United States 740,000 591,876
Orange SA , Senior Bond , 9% , 3/01/31 ....................
France 100,000 121,531
Verizon Communications, Inc. ,
Senior Bond , 2.55% , 3/21/31 ......................... United States 100,000 90,944
Senior Bond , 3.4% , 3/22/41 .......................... United States 320,000 252,978
Senior Bond , 2.85% , 9/03/41 ......................... United States 200,000 145,766
1,725,715
Electric Utilities 1.0%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 100,000 99,899
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 35,000 35,137
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ..
United States 200,000 173,616
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .......
United States 225,000 181,271
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .......
United States 200,000 225,163
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .......
United States 350,000 343,209
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 230,000 238,357
b
Enel Finance International NV , Senior Bond , 144A, 2.5% , 7/12/31 Italy 200,000 178,687
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 325,000 321,650
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ............
United States 400,000 353,532
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 2.44% , 1/15/32 ......................... United States 300,000 265,269
Senior Bond , 5.9% , 3/15/55 .......................... United States 205,000 211,504
Senior Note , 5.3% , 3/15/32 .......................... United States 95,000 98,719
Pacific Gas and Electric Co. ,
Senior Note , 3.3% , 12/01/27 ......................... United States 350,000 342,624
Senior Secured Bond , 3.25% , 6/01/31 .................. United States 300,000 276,024
PECO Energy Co. , Senior Bond , 4.875% , 9/15/35 ...........
United States 240,000 241,384
Public Service Electric and Gas Co. , Senior Bond , 5.45% , 3/01/54
United States 135,000 134,987
b
RWE Finance US LLC , Senior Bond , 144A, 5.125% , 9/18/35 ... Germany 300,000 296,101
Virginia Electric and Power Co. ,
Senior Bond , 2.4% , 3/30/32 .......................... United States 725,000 640,745
Senior Bond , 5% , 4/01/33 ........................... United States 200,000 203,635
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 250,000 248,796
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 300,000 297,815
Senior Secured Note , 144A, 5.05% , 12/30/26 ............ United States 75,000 75,487
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 200,000 198,575
Senior Bond , 5.45% , 8/15/33 ......................... United States 150,000 155,273
5,837,459

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.0%
†
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 25,000 $ 24,443
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08% , 12/15/47 ........................ United States 285,000 230,077
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond , 5.4% , 8/15/54 .......................... United States 135,000 136,064
b
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 175,000 183,174
319,238
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 150,000 160,188
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 ........ Portugal 200,000 188,738
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ..........
United States 135,000 138,190
b
NTT Finance Corp. , Senior Note , 144A, 4.876% , 7/16/30 ...... Japan 200,000 203,277
690,393
Food Products 0.3%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 20,000 18,740
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 373,341
Senior Note , 5.75% , 4/01/33 ......................... United States 200,000 208,991
b
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 120,000 122,620
Kellanova , Senior Bond , 4.5% , 4/01/46 ...................
United States 30,000 26,313
b
Mars, Inc. ,
Senior Bond , 144A, 3.2% , 4/01/30 ..................... United States 100,000 96,242
Senior Bond , 144A, 4.75% , 4/20/33 .................... United States 210,000 211,225
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 90,000 91,230
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 190,000 194,305
McCormick & Co., Inc. , Senior Bond , 1.85% , 2/15/31 .........
United States 300,000 262,760
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 140,000 128,259
1,734,026
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 ...
United States 200,000 218,729
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 400,000 419,403
Burlington Northern Santa Fe LLC , Senior Bond , 5.75% , 5/01/40
United States 300,000 317,488
CSX Corp. , Senior Bond , 4.75% , 11/15/48 .................
United States 215,000 194,741
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 200,000 204,490
1,136,122
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ......
United States 480,000 420,942
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945% , 11/15/46 ...........
United States 170,000 139,546
Centene Corp. , Senior Note , 4.25% , 12/15/27 ..............
United States 150,000 147,423

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Cigna Group (The) ,
Senior Bond , 2.375% , 3/15/31 ........................ United States 400,000 $ 359,986
Senior Bond , 3.2% , 3/15/40 .......................... United States 250,000 195,780
CVS Health Corp. ,
Senior Bond , 5.3% , 12/05/43 ......................... United States 435,000 407,428
Senior Bond , 5.125% , 7/20/45 ........................ United States 100,000 90,830
Senior Note , 5% , 9/15/32 ........................... United States 161,000 163,034
Elevance Health, Inc. , Senior Bond , 5.1% , 1/15/44 ..........
United States 100,000 94,911
HCA, Inc. ,
Senior Bond , 3.5% , 9/01/30 .......................... United States 365,000 348,744
Senior Note , 3.625% , 3/15/32 ........................ United States 200,000 187,684
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 210,043
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ....
United States 225,000 188,628
UnitedHealth Group, Inc. ,
Senior Bond , 3.05% , 5/15/41 ......................... United States 585,000 445,266
Senior Note , 5.15% , 7/15/34 ......................... United States 100,000 102,671
Senior Note , 5.3% , 6/15/35 .......................... United States 95,000 98,243
3,180,217
Health Care REITs 0.0%
†
Alexandria Real Estate Equities, Inc. , Senior Bond , 5.25% ,
5/15/36 ......................................... United States 50,000 50,314
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 100,000 105,354
Hotels, Restaurants & Leisure 0.1%
b
Carnival Corp. , Senior Secured Note , 144A, 4% , 8/01/28 ...... United States 165,000 162,748
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 135,000 125,166
McDonald's Corp. , Senior Bond , 3.625% , 9/01/49 ...........
United States 200,000 149,934
Royal Caribbean Cruises Ltd. ,
e
Senior Bond , 5.375% , 1/15/36 ........................ United States 125,000 125,777
b
Senior Note , 144A, 5.5% , 4/01/28 ..................... United States 200,000 203,933
767,558
Household Durables 0.0%
†
DR Horton, Inc. , Senior Bond , 5.5% , 10/15/35 ..............
United States 135,000 140,060
Independent Power and Renewable Electricity Producers 0.2%
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 300,000 320,671
Senior Bond , 6.125% , 1/15/34 ........................ United States 350,000 381,149
Southern Power Co. , B , Senior Bond , 4.9% , 10/01/35 ........
United States 105,000 103,610
805,430
Industrial Conglomerates 0.0%
†
b
Siemens Funding BV , Senior Bond , 144A, 5.8% , 5/28/55 ...... Germany 200,000 214,948
Insurance 0.5%
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 ...........
United States 200,000 167,947
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 155,000 115,465
Arthur J Gallagher & Co. ,
Senior Bond , 6.5% , 2/15/34 .......................... United States 150,000 166,455
Senior Bond , 5.45% , 7/15/34 ......................... United States 200,000 207,577

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Arthur J Gallagher & Co., (continued)
Senior Bond , 5.15% , 2/15/35 ......................... United States 260,000 $ 263,259
b
Athene Global Funding ,
Secured Bond , 144A, 2.673% , 6/07/31 ................. United States 200,000 178,837
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 150,000 152,084
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 115,000 117,393
Berkshire Hathaway Finance Corp. , Senior Bond , 3.85% , 3/15/52
United States 125,000 98,177
Brown & Brown, Inc. ,
Senior Bond , 2.375% , 3/15/31 ........................ United States 405,000 360,652
Senior Bond , 5.55% , 6/23/35 ......................... United States 30,000 30,884
Senior Note , 5.25% , 6/23/32 ......................... United States 20,000 20,523
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 200,000 184,122
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 200,000 210,702
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 215,538
b
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 150,000 156,646
b
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 100,000 110,206
2,756,467
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Bond , 4.45% , 8/15/52 ..........
United States 300,000 257,804
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 4.4% , 9/15/32 .......................... United States 300,000 285,888
Senior Note , 5.85% , 3/18/29 ......................... United States 200,000 207,192
493,080
Life Sciences Tools & Services 0.0%
†
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404% , 8/10/43 ...
United States 100,000 101,526
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 200,000 207,001
Ingersoll Rand, Inc. , Senior Note , 5.176% , 6/15/29 ..........
United States 140,000 144,717
Westinghouse Air Brake Technologies Corp. , Senior Bond , 4.7% ,
9/15/28 ......................................... United States 300,000 304,250
655,968
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 4.4% , 4/01/33 ................... United States 100,000 94,884
Senior Secured Bond , 6.55% , 6/01/34 .................. United States 400,000 426,433
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 50,000 50,496
Senior Secured Bond , 5.375% , 4/01/38 ................. United States 385,000 363,297
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 100,000 72,066
Comcast Corp. , Senior Bond , 4.049% , 11/01/52 ............
United States 500,000 384,454
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 215,000 236,783
Paramount Global ,
Senior Bond , 4.95% , 1/15/31 ......................... United States 400,000 395,527
Senior Bond , 4.2% , 5/19/32 .......................... United States 300,000 279,589
2,303,529

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.0%
†
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Note , 5.35% ,
3/15/34 ......................................... United States 85,000 $ 88,702
Multi-Utilities 0.1%
Berkshire Hathaway Energy Co. ,
Senior Bond , 1.65% , 5/15/31 ......................... United States 300,000 260,245
Senior Bond , 5.15% , 11/15/43 ........................ United States 200,000 194,622
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 50,000 51,559
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 260,000 260,959
767,385
Oil, Gas & Consumable Fuels 0.8%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ........... Norway 400,000 386,436
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 350,000 328,111
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 50,000 51,565
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 170,000 175,389
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 290,000 305,301
Energy Transfer LP ,
Senior Bond , 5.55% , 5/15/34 ......................... United States 300,000 307,938
Senior Bond , 5.15% , 3/15/45 ......................... United States 525,000 471,509
Enterprise Products Operating LLC , Senior Bond , 6.125% ,
10/15/39 ........................................ United States 60,000 64,910
Exxon Mobil Corp. , Senior Bond , 3.567% , 3/06/45 ...........
United States 190,000 151,744
Hess Corp. ,
Senior Bond , 7.125% , 3/15/33 ........................ United States 150,000 174,183
Senior Bond , 5.6% , 2/15/41 .......................... United States 250,000 259,614
MPLX LP ,
Senior Bond , 5.4% , 4/01/35 .......................... United States 200,000 201,722
Senior Bond , 5.5% , 2/15/49 .......................... United States 145,000 135,102
Targa Resources Corp. , Senior Bond , 6.5% , 2/15/53 .........
United States 215,000 226,505
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4% , 1/15/32 ................ United States 300,000 284,620
TotalEnergies Capital SA , Senior Bond , 5.275% , 9/10/54 ......
France 220,000 211,558
b
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 200,000 232,388
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 168,000 170,914
Senior Note , 4.9% , 8/01/30 .......................... United States 75,000 75,619
Williams Cos., Inc. (The) ,
Senior Bond , 2.6% , 3/15/31 .......................... United States 200,000 181,681
Senior Bond , 5.1% , 9/15/45 .......................... United States 100,000 92,658
4,489,467
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5% , 10/20/25 ............................... United States 18,625 18,603
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 800,000 758,436
Pharmaceuticals 0.3%
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 400,000 398,657
Bristol-Myers Squibb Co. , Senior Bond , 4.25% , 10/26/49 ......
United States 150,000 124,454
Eli Lilly & Co. ,
Senior Bond , 4.95% , 2/27/63 ......................... United States 110,000 101,665

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Eli Lilly & Co., (continued)
Senior Bond , 5.65% , 10/15/65 ........................ United States 90,000 $ 93,003
Novartis Capital Corp. , Senior Bond , 3.7% , 9/21/42 ..........
United States 195,000 163,377
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 290,000 293,066
Senior Bond , 5.3% , 5/19/53 .......................... United States 70,000 67,695
Royalty Pharma plc ,
Senior Bond , 2.15% , 9/02/31 ......................... United States 300,000 261,300
Senior Bond , 5.2% , 9/25/35 .......................... United States 65,000 64,970
Senior Bond , 3.35% , 9/02/51 ......................... United States 185,000 124,057
1,692,244
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ............
United States 400,000 357,030
Semiconductors & Semiconductor Equipment 0.3%
Analog Devices, Inc. , Senior Bond , 2.8% , 10/01/41 ..........
United States 185,000 137,028
Broadcom, Inc. , Senior Note , 4.6% , 7/15/30 ...............
United States 285,000 289,389
b
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 200,000 214,307
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 400,000 422,163
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 15,000 14,475
Senior Bond , 3.734% , 12/08/47 ....................... United States 260,000 192,170
Marvell Technology, Inc. ,
Senior Note , 4.75% , 7/15/30 ......................... United States 200,000 202,674
Senior Note , 5.95% , 9/15/33 ......................... United States 220,000 236,154
1,708,360
Software 0.4%
Intuit, Inc. , Senior Bond , 5.5% , 9/15/53 ...................
United States 100,000 100,800
Microsoft Corp. , Senior Bond , 2.921% , 3/17/52 .............
United States 335,000 227,431
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 300,000 275,540
Senior Bond , 4.9% , 2/06/33 .......................... United States 150,000 151,402
Senior Bond , 3.95% , 3/25/51 ......................... United States 345,000 256,695
Senior Note , 2.3% , 3/25/28 .......................... United States 390,000 372,936
Senior Note , 4.45% , 9/26/30 ......................... United States 135,000 134,965
Senior Note , 4.8% , 9/26/32 .......................... United States 35,000 35,054
Salesforce, Inc. , Senior Bond , 1.95% , 7/15/31 ..............
United States 350,000 310,857
Synopsys, Inc. ,
Senior Bond , 5.7% , 4/01/55 .......................... United States 140,000 141,393
Senior Note , 5% , 4/01/32 ........................... United States 100,000 102,223
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................
United States 225,000 214,943
2,324,239
Specialized REITs 0.0%
†
American Tower Corp. , Senior Bond , 5.35% , 3/15/35 .........
United States 200,000 205,548
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 200,000 183,300
Senior Bond , 4.1% , 1/15/52 .......................... United States 225,000 167,659

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Home Depot, Inc. (The) , Senior Bond , 3.625% , 4/15/52 .......
United States 410,000 $ 307,415
Lowe's Cos., Inc. , Senior Bond , 5.75% , 7/01/53 .............
United States 210,000 212,122
870,496
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8% , 2/08/61 ...................
United States 500,000 301,832
Hewlett Packard Enterprise Co. , Senior Note , 4.45% , 9/25/26 ..
United States 250,000 251,041
552,873
Textiles, Apparel & Luxury Goods 0.0%
†
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 10,000 10,192
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 125,000 127,764
137,956
Tobacco 0.1%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 195,000 193,056
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 515,000 537,984
731,040
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Bond , 4.55% , 3/15/52 ...
Canada 150,000 124,435
T-Mobile USA, Inc. ,
Senior Bond , 5.3% , 5/15/35 .......................... United States 325,000 333,041
Senior Bond , 3.3% , 2/15/51 .......................... United States 100,000 68,210
Senior Note , 3.375% , 4/15/29 ........................ United States 625,000 606,960
Senior Note , 2.55% , 2/15/31 ......................... United States 300,000 272,673
Vodafone Group plc ,
Senior Bond , 6.15% , 2/27/37 ......................... United Kingdom 36,000 39,243
Senior Bond , 5.75% , 6/28/54 ......................... United Kingdom 80,000 78,817
1,523,379
Total Corporate Bonds (Cost $ 72,245,993 ) ....................................
72,458,576
Foreign Government and Agency Securities 0.7%
Brazil Notas do Tesouro Nacional , 10% , 1/01/35 ............
Brazil 3,680,000 BRL 568,355
b
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 206,972
b
France Government Bond , 144A, Reg S, 3.25% , 5/25/55 ...... France 310,000 EUR 298,260
Hungary Government Bond , 7% , 10/24/35 .................
Hungary 18,000,000 HUF 54,728
Mexican Bonos Desarr Fixed Rate ,
M , 8% , 11/07/47 ................................... Mexico 2,230,000
f
MXN 106,998
M , 8% , 7/31/53 ................................... Mexico 13,930,000 MXN 662,735
Petroleos Mexicanos , Senior Bond , 6.95% , 1/28/60 ..........
Mexico 60,000 49,388
b
United Kingdom Gilt ,
Reg S, 4.25% , 7/31/34 .............................. United Kingdom 870,000 GBP 1,137,666
Reg S, 1.25% , 7/31/51 .............................. United Kingdom 880,000 GBP 494,190
Reg S, 4.375% , 7/31/54 ............................. United Kingdom 560,000 GBP 630,313
Total Foreign Government and Agency Securities (Cost $ 4,173,891 ) .............
4,209,605
U.S. Government and Agency Securities 19.7%
FFCB , 2.1%, 2/25/36 .................................
United States 150,000 119,510
U.S. Treasury Bonds ,
1.125%, 5/15/40 .................................. United States 45,000 28,676

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
4.375%, 5/15/40 .................................. United States 500,000 $ 494,980
1.125%, 8/15/40 .................................. United States 332,000 209,497
1.375%, 11/15/40 ................................. United States 1,771,000 1,156,166
2.75%, 8/15/42 ................................... United States 80,000 62,284
3.875%, 5/15/43 .................................. United States 2,000,000 1,812,188
4.75%, 11/15/43 .................................. United States 315,000 318,445
3.125%, 8/15/44 .................................. United States 725,000 580,708
2.5%, 5/15/46 .................................... United States 945,000 664,785
2.25%, 8/15/46 ................................... United States 1,623,000 1,083,353
2.75%, 11/15/47 .................................. United States 340,000 245,849
3.375%, 11/15/48 ................................. United States 2,690,000 2,161,667
3%, 2/15/49 ..................................... United States 6,911,000 5,176,096
2.25%, 8/15/49 ................................... United States 255,000 162,821
1.25%, 5/15/50 ................................... United States 1,875,000 920,251
1.375%, 8/15/50 .................................. United States 1,705,000 857,795
2.375%, 5/15/51 .................................. United States 950,000 611,414
2%, 8/15/51 ..................................... United States 1,350,000 791,253
1.875%, 11/15/51 ................................. United States 1,810,000 1,024,276
2.25%, 2/15/52 ................................... United States 710,000 440,561
3.625%, 2/15/53 .................................. United States 605,000 500,307
3.625%, 5/15/53 .................................. United States 1,755,000 1,449,966
4.125%, 8/15/53 .................................. United States 20,000 18,084
4.25%, 2/15/54 ................................... United States 175,000 161,581
4.75%, 5/15/55 ................................... United States 130,000 130,447
4.75%, 8/15/55 ................................... United States 3,025,000 3,035,871
U.S. Treasury Notes ,
3.75%, 4/15/26 ................................... United States 1,220,000 1,219,516
0.75%, 5/31/26 ................................... United States 320,000 313,602
0.875%, 6/30/26 .................................. United States 1,175,000 1,150,056
1.25%, 12/31/26 .................................. United States 9,075,000 8,806,472
2.375%, 5/15/27 .................................. United States 3,140,000 3,077,384
0.5%, 6/30/27 .................................... United States 9,935,000 9,412,442
3.25%, 6/30/27 ................................... United States 4,230,000 4,202,902
2.25%, 8/15/27 ................................... United States 730,000 712,007
0.375%, 9/30/27 .................................. United States 670,000 628,609
2.25%, 11/15/27 .................................. United States 3,500,000 3,403,135
1.125%, 2/29/28 .................................. United States 8,360,000 7,884,362
3.5%, 4/30/28 .................................... United States 223,000 222,386
3.125%, 11/15/28 ................................. United States 820,000 807,636
1.375%, 12/31/28 ................................. United States 150,000 139,679
3.75%, 12/31/28 .................................. United States 500,000 501,680
2.625%, 2/15/29 .................................. United States 4,000,000 3,870,938
g
Index Linked, 2.125%, 4/15/29 ....................... United States 1,000,000 1,078,310
3.25%, 6/30/29 ................................... United States 1,500,000 1,477,822
3.125%, 8/31/29 .................................. United States 735,000 720,085
4%, 10/31/29 .................................... United States 1,725,000 1,744,709
g
Index Linked, 1.625%, 4/15/30 ....................... United States 750,000 773,025
3.75%, 6/30/30 ................................... United States 600,000 600,363
0.625%, 8/15/30 .................................. United States 4,400,000 3,794,227
4.125%, 8/31/30 .................................. United States 3,295,000 3,350,796
1.125%, 2/15/31 .................................. United States 800,000 699,234
1.375%, 11/15/31 ................................. United States 7,760,000 6,718,159
4.125%, 11/15/32 ................................. United States 7,000,000 7,082,305
3.5%, 2/15/33 .................................... United States 500,000 485,488
3.375%, 5/15/33 .................................. United States 1,750,000 1,681,230
3.875%, 8/15/33 .................................. United States 1,500,000 1,487,959
4.375%, 5/15/34 .................................. United States 1,000,000 1,023,340

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.875%, 8/15/34 .................................. United States 1,610,000 $ 1,585,661
4.25%, 5/15/35 ................................... United States 2,568,900 2,592,983
g
Index Linked, 1.875%, 7/15/35 ....................... United States 445,000 451,467
h
FRN, 3.996%, ( 3-month U.S. Treasury Bill Rate + 0.098% ),
1/31/27 ......................................... United States 950,000 948,907
h
FRN, 4.058%, ( 3-month U.S. Treasury Bill Rate + 0.16% ),
4/30/27 ......................................... United States 840,000 839,599
h
FRN, 4.057%, ( 3-month U.S. Treasury Bill Rate + 0.159% ),
7/31/27 ......................................... United States 1,120,000 1,119,213
Total U.S. Government and Agency Securities (Cost $ 116,075,296 ) ..............
110,826,519
Asset-Backed Securities 0.2%
Financial Services 0.1%
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 490,000 410,350
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% ,
10/15/28 . ........................................ United States 328,841 312,085
United Airlines Pass-Through Trust ,
2016-1 , A , 3.45% , 7/07/28 ........................... United States 57,788 55,534
2019-2 , A , 2.9% , 5/01/28 ............................ United States 75,088 71,355
2020-1 , B , 4.875% , 7/15/27 .......................... United States 84,225 84,239
523,213
a a a a a a
Total Asset-Backed Securities (Cost $ 989,291 ) ................................
933,563
Commercial Mortgage-Backed Securities 0.3%
Financial Services 0.3%
i
BANK5 Trust ,
j
2025-5YR15 , XA , IO, FRN , 1.439% , 7/15/58 ............. United States 625,878 31,521
e
2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ............... United States 80,000 82,595
BBCMS Mortgage Trust , 2025-5C37 , AS , 5.382% , 9/15/58 ....
United States 127,000 130,046
i
BMO Mortgage Trust ,
2024-5C8 , AS , FRN , 5.94% , 12/15/57 .................. United States 82,000 85,359
j
2025-5C11 , XA , IO, FRN , 1.332% , 7/15/58 ............... United States 1,847,338 87,092
b ,k
BX Commercial Mortgage Trust ,
2021-VOLT , B , 144A, FRN , 5.215% , ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 242,207 241,533
2022-LP2 , A , 144A, FRN , 5.163% , ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 83,468 83,439
b ,k
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 4.954% , ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 230,000 229,487
b ,k
BX Trust , 2022-IND , A , 144A, FRN , 5.641% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 202,540 202,781
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 70,000 69,265
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 43,618 43,273
CSAIL Commercial Mortgage Trust , 2015-C3 , A4 , 3.718% ,
8/15/48 ......................................... United States 1,378 1,375
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05% , 5/10/49 ..
United States 30,000 29,797
JPMBB Commercial Mortgage Securities Trust , 2016-C1 , A5 ,
3.576% , 3/17/49 ................................... United States 102,000 101,616
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 61,584 60,749

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust ,
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 49,000 $ 48,415
i
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 75,000 74,128
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , A4 , 3.695% , 11/15/48 ...................... United States 12,811 12,785
i
2016-C32 , B , FRN , 4.853% , 1/15/59 ................... United States 42,000 41,286
2016-LC24 , AS , 3.367% , 10/15/49 ..................... United States 120,000 118,029
1,774,571
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 1,763,686 ) ...............
1,774,571
Mortgage-Backed Securities 4.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.0%
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................ United States 270,531 268,365
FHLMC Pool, 15 Year , 3%, 8/01/34 ...................... United States 27,245 26,385
FHLMC Pool, 15 Year , 4%, 11/01/37 ..................... United States 124,585 122,754
FHLMC Pool, 30 Year , 2%, 10/01/51 - 8/01/52 .............. United States 2,569,184 2,082,400
FHLMC Pool, 30 Year , 2.5%, 4/01/52 ..................... United States 940,467 797,880
FHLMC Pool, 30 Year , 3%, 3/01/50 - 5/01/52 ............... United States 1,117,343 989,180
FHLMC Pool, 30 Year , 3.5%, 4/01/50 - 11/01/52 ............ United States 1,764,375 1,634,117
FHLMC Pool, 30 Year , 4%, 5/01/47 - 1/01/54 ............... United States 808,508 770,731
FHLMC Pool, 30 Year , 4.5%, 10/01/48 - 8/01/52 ............ United States 416,347 410,038
FHLMC Pool, 30 Year , 5%, 10/01/52 - 2/01/53 .............. United States 1,201,061 1,197,456
FHLMC Pool, 30 Year , 5.5%, 11/01/54 - 3/01/55 ............ United States 2,750,520 2,787,078
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................... United States 287,059 293,456
11,379,840
Federal National Mortgage Association (FNMA) Fixed Rate 1.4%
FNMA, 15 Year , 2%, 8/01/36 - 12/01/36 ................... United States 392,852 361,580
FNMA, 30 Year , 1.5%, 9/01/51 ......................... United States 173,789 133,679
FNMA, 30 Year , 2%, 5/01/51 - 10/01/51 ................... United States 2,055,374 1,669,993
FNMA, 30 Year , 2.5%, 10/01/51 - 3/01/52 ................. United States 2,922,767 2,477,939
FNMA, 30 Year , 3%, 9/01/50 - 5/01/52 .................... United States 1,158,894 1,026,795
FNMA, 30 Year , 3.5%, 6/01/49 ......................... United States 112,530 105,081
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 46,273 44,726
FNMA, 30 Year , 4.5%, 2/01/50 - 11/01/52 ................. United States 265,659 260,681
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 101,181 100,841
FNMA, 30 Year , 5.5%, 5/01/53 ......................... United States 434,070 439,689
FNMA, 30 Year , 6%, 8/01/53 - 8/01/55 .................... United States 967,438 990,030
7,611,034
Government National Mortgage Association (GNMA) Fixed Rate 1.1%
GNMA II, Single-family, 30 Year , 2%, 10/20/50 - 5/20/52 ...... United States 1,349,769 1,116,867
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 - 6/20/52 ..... United States 790,585 681,636
GNMA II, Single-family, 30 Year , 3%, 11/20/51 .............. United States 495,102 442,715
GNMA II, Single-family, 30 Year , 3.5%, 5/20/52 ............. United States 267,167 245,911
GNMA II, Single-family, 30 Year , 4.5%, 5/20/53 ............. United States 189,027 184,437
GNMA II, Single-family, 30 Year , 5%, 7/20/53 - 10/20/54 ...... United States 863,710 861,095
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 10/20/54 ..... United States 562,309 568,126
GNMA II, Single-family, 30 Year , 6%, 10/20/53 - 7/20/55 ...... United States 2,276,943 2,322,436
6,423,223
Total Mortgage-Backed Securities (Cost $ 26,556,038 ) ..........................
25,414,097

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.1%
California 0.1%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 315,000 $ 287,186
San Bernardino Community College District , GO , 2021 ,
Refunding , 2.856% , 8/01/49 .......................... United States 285,000 192,278
479,464
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 160,000 123,517
Total Municipal Bonds (Cost $ 747,098 ) .......................................
602,981
Total Long Term Investments (Cost $ 425,880,383 ) .............................
543,360,238
a
Short Term Investments 3.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.1%
l
Egypt Treasury Bills ,
18 .81% , 10/14/25 .................................. Egypt 10,000,000 EGP 207,469
25 .66% , 2/03/26 ................................... Egypt 7,700,000 EGP 147,660
355,129
Total Foreign Government and Agency Securities (Cost $ 339,402 ) ..............
355,129
Shares
Money Market Funds 2.9%
m,n
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 13,651,934 13,651,934
n
JPMorgan 100% U.S. Treasury Securities Money Market Fund ,
4.94% .......................................... United States 2,737,481 2,737,481
Total Money Market Funds (Cost $ 16,389,415 ) ................................
16,389,415
Total Short Term Investments (Cost $ 16,728,817 ) ..............................
16,744,544
a
Total Investments (Cost $ 442,609,200 ) 99.4% .................................
$560,104,782
Other Assets, less Liabilities 0.6% ...........................................
3,465,694
Net Assets 100.0% .........................................................
$563,570,476
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following futures contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $17,799,999, representing 3.2% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Principal amount is stated in 100 Mexican Peso Units.
g
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
h
The coupon rate shown represents the rate at period end.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
The rate shown represents the yield at period end.
m
See Note 6 regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 56 $ 18,868,500 12/19/25 $ 61,776
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 32 3,600,000 12/19/25 14,026
U.S. Treasury 10 Year Notes .................... Short 125 14,062,500 12/19/25 (37,549)
U.S. Treasury 10 Year Ultra Notes ................ Long 22 2,531,719 12/19/25 17,329
U.S. Treasury 2 Year Notes ..................... Long 9 1,875,586 12/31/25 (1,338)
U.S. Treasury 5 Year Notes ..................... Long 20 2,183,906 12/31/25 (4,559)
U.S. Treasury Long Bonds ..................... Long 1 116,594 12/19/25 2,343
U.S. Treasury Ultra Bonds ...................... Short 3 360,188 12/19/25 (7,973)
Total Futures Contracts ...................................................................... $44,055
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 159 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Israeli New Shekel .. JPHQ Sell 45,782 13,848 10/06/25 $ 26 $ —
Canadian Dollar .... BZWS Sell 240,000 174,810 10/28/25 2,123 —
Canadian Dollar .... CITI Buy 2,000,000 1,461,459 10/28/25 — (22,402)
Canadian Dollar .... MSCO Sell 230,000 165,703 10/28/25 212 —
Mexican Peso ...... CITI Sell 13,300,000 709,263 10/29/25 — (14,773)
Euro ............. JPHQ Buy 1,430,000 1,658,028 11/05/25 25,068 (579)
Euro ............. JPHQ Sell 1,740,000 2,041,041 11/05/25 270 (6,489)
Euro ............. MSCO Buy 470,000 552,781 11/05/25 214 —
South African Rand .. HSBK Buy 3,300,000 183,830 11/07/25 6,751 —
South African Rand .. HSBK Sell 3,300,000 181,075 11/07/25 — (9,507)
Chilean Peso ...... HSBK Buy 330,000,000 346,326 11/12/25 — (3,048)
South Korean Won .. CITI Buy 2,130,000,000 1,545,905 11/12/25 — (26,249)
South Korean Won .. CITI Sell 490,000,000 352,639 11/12/25 3,092 (45)
Chinese Yuan ...... JPHQ Buy 2,280,000 322,530 12/05/25 — (1,201)
Chinese Yuan ...... JPHQ Sell 2,280,000 319,655 12/05/25 — (1,675)
Australian Dollar .... MSCO Buy 1,050,000 692,669 12/12/25 2,721 —
Australian Dollar .... MSCO Sell 850,000 556,698 12/12/25 — (6,237)
Swedish Krona ..... JPHQ Buy 5,400,000 573,160 12/12/25 3,027 —
Swedish Krona ..... JPHQ Sell 5,400,000 583,071 12/12/25 6,885 —
Indian Rupee ...... HSBK Buy 49,000,000 556,067 12/17/25 — (7,116)
British Pound ...... HSBK Sell 1,670,000 2,243,622 1/16/26 — (2,247)
Japanese Yen ...... CITI Buy 409,000,000 2,795,979 1/16/26 65 —
Chilean Peso ...... HSBK Buy 330,000,000 347,954 1/22/26 — (4,820)
Egyptian Pound .... MSCO Buy 12,100,000 223,515 6/02/26 4,540 —
Total Forward Exchange Contracts ................................................... $54,994 $(106,388)
Net unrealized appreciation (depreciation) ............................................ $(51,394)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin DynaTech VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Aerospace & Defense 3.6%
a
Axon Enterprise, Inc. ................................. United States 6,540 $ 4,693,366
Elbit Systems Ltd. ................................... Israel 320 163,136
a
Karman Holdings, Inc. ................................ United States 6,675 481,935
a
Kratos Defense & Security Solutions, Inc. ................. United States 15,679 1,432,590
a
Rocket Lab Corp. ................................... United States 6,520 312,373
7,083,400
Automobiles 2.3%
a
Tesla, Inc. ......................................... United States 10,426 4,636,651
Biotechnology 2.4%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 1,051 479,256
a
Argenx SE ........................................ Netherlands 1,382 1,021,090
a
Ascendis Pharma A/S , ADR ........................... Denmark 4,145 824,067
a,b
Caris Life Sciences, Inc. .............................. United States 1,380 41,745
a
Insmed, Inc. ....................................... United States 5,197 748,420
a
Natera, Inc. ........................................ United States 10,548 1,697,912
4,812,490
Broadline Retail 9.4%
a
Amazon.com, Inc. ................................... United States 60,564 13,298,037
a
MercadoLibre, Inc. .................................. Brazil 1,409 3,292,748
a
Sea Ltd. , ADR ...................................... Singapore 11,272 2,014,645
18,605,430
Capital Markets 1.5%
a,b
Bullish, Inc. ........................................ United States 300 19,083
a,b
Gemini Space Station, Inc. , A .......................... United States 900 21,564
a
Robinhood Markets, Inc. , A ............................ United States 10,627 1,521,574
Tradeweb Markets, Inc. , A ............................. United States 13,359 1,482,582
3,044,803
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................. United States 10,038 1,462,637
Construction & Engineering 0.3%
a,b
Legence Corp. , A ................................... United States 2,541 78,288
Quanta Services, Inc. ................................ United States 1,027 425,609
503,897
Consumer Finance 0.0%
†
a
Figure Technology Solutions, Inc. , A ..................... United States 953 34,661
Electrical Equipment 0.6%
a
Bloom Energy Corp. , A ............................... United States 4,959 419,382
GE Vernova, Inc. .................................... United States 1,392 855,941
1,275,323
Electronic Equipment, Instruments & Components 2.4%
Amphenol Corp. , A .................................. United States 14,319 1,771,976
a
Celestica, Inc. ...................................... Canada 12,063 2,972,082
a
Trimble, Inc. ....................................... United States 1,110 90,632
4,834,690
Energy Equipment & Services 0.3%
Baker Hughes Co. , A ................................. United States 3,197 155,758
a
Oceaneering International, Inc. ......................... United States 3,413 84,574
TechnipFMC plc .................................... United Kingdom 6,721 265,143
505,475

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 3.4%
a
Netflix, Inc. ........................................ United States 3,013 $ 3,612,346
a
ROBLOX Corp. , A ................................... United States 13,869 1,921,134
a
Roku, Inc. , A ....................................... United States 1,377 137,879
a
Spotify Technology SA ................................ United States 1,394 973,012
6,644,371
Financial Services 5.0%
a
Affirm Holdings, Inc. , A ............................... United States 3,359 245,476
a,b
Klarna Group plc .................................... United Kingdom 1,905 69,818
Mastercard, Inc. , A .................................. United States 12,002 6,826,858
a
Toast, Inc. , A ....................................... United States 7,385 269,626
Visa, Inc. , A ........................................ United States 7,004 2,391,025
9,802,803
Ground Transportation 0.4%
a
Uber Technologies, Inc. ............................... United States 7,563 740,947
Health Care Equipment & Supplies 2.0%
a
Boston Scientific Corp. ............................... United States 6,846 668,375
a
IDEXX Laboratories, Inc. .............................. United States 304 194,223
a
Intuitive Surgical, Inc. ................................ United States 6,783 3,033,561
a,b
Kestra Medical Technologies Ltd. ....................... United States 1,204 28,607
Stryker Corp. ...................................... United States 305 112,749
4,037,515
Health Care Providers & Services 0.6%
a
GeneDx Holdings Corp. , A ............................. United States 1,641 176,801
a
Guardant Health, Inc. ................................ United States 10,451 652,979
a
HealthEquity, Inc. ................................... United States 1,261 119,505
a
Hinge Health, Inc. , A ................................. United States 3,250 159,510
1,108,795
Health Care Technology 1.4%
a
Doximity, Inc. , A .................................... United States 14,005 1,024,466
a,b
HeartFlow, Inc. ..................................... United States 2,040 68,666
Pro Medicus Ltd. .................................... Australia 3,350 682,046
a
Veeva Systems, Inc. , A ............................... United States 3,472 1,034,344
2,809,522
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc. ............................... United States 350 1,889,745
a
DoorDash, Inc. , A ................................... United States 8,690 2,363,593
4,253,338
Interactive Media & Services 10.5%
Alphabet, Inc. , A .................................... United States 41,269 10,032,494
Meta Platforms, Inc. , A ............................... United States 13,631 10,010,334
a
Reddit, Inc. , A ...................................... United States 2,404 552,896
c
Scout24 SE , 144A , Reg S ............................. Germany 668 83,805
20,679,529
IT Services 4.5%
a
Cloudflare, Inc. , A ................................... United States 14,756 3,166,490
a
Shopify, Inc. , A ..................................... Canada 35,236 5,234,889
a
Snowflake, Inc. , A ................................... United States 1,769 398,998
8,800,377
Life Sciences Tools & Services 0.2%
a,c
Samsung Biologics Co. Ltd. , 144A , Reg S ................. South Korea 130 92,644

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Tempus AI, Inc. , A ................................... United States 3,565 $ 287,731
380,375
Machinery 0.0%
†
a
Symbotic, Inc. , A .................................... United States 1,490 80,311
Pharmaceuticals 1.1%
a
Corcept Therapeutics, Inc. ............................ United States 1,164 96,740
Eli Lilly & Co. ...................................... United States 2,333 1,780,079
a
Ligand Pharmaceuticals, Inc. ........................... United States 1,320 233,825
2,110,644
Professional Services 0.1%
Verisk Analytics, Inc. , A ............................... United States 643 161,721
Semiconductors & Semiconductor Equipment 22.6%
Analog Devices, Inc. ................................. United States 5,631 1,383,537
a,b
ARM Holdings plc , ADR .............................. United States 1,187 167,949
ASML Holding NV , ADR .............................. Netherlands 657 636,035
Broadcom, Inc. ..................................... United States 32,244 10,637,618
KLA Corp. ......................................... United States 1,670 1,801,262
Lam Research Corp. ................................. United States 14,178 1,898,434
Monolithic Power Systems, Inc. ......................... United States 1,763 1,623,088
NVIDIA Corp. ...................................... United States 115,332 21,518,644
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 18,023 5,033,644
44,700,211
Software 19.7%
a
AppLovin Corp. , A ................................... United States 8,377 6,019,210
a
Cadence Design Systems, Inc. ......................... United States 8,330 2,925,996
a,b
Circle Internet Group, Inc. , A ........................... United States 800 106,064
Constellation Software, Inc. ............................ Canada 452 1,227,022
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,402 687,513
a
Descartes Systems Group, Inc. (The) .................... Canada 2,671 251,688
a,b
Figma, Inc. , A ...................................... United States 539 27,958
a
Guidewire Software, Inc. .............................. United States 2,087 479,718
a
HubSpot, Inc. ...................................... United States 167 78,123
Intuit, Inc. ......................................... United States 1,756 1,199,190
a
Life360, Inc. ....................................... United States 3,741 397,668
a,c
Lumine Group, Inc. , Reg S ............................ Canada 3,025 89,205
Microsoft Corp. ..................................... United States 27,264 14,121,389
Oracle Corp. ....................................... United States 645 181,400
a
Palantir Technologies, Inc. , A ........................... United States 8,706 1,588,148
a
Palo Alto Networks, Inc. .............................. United States 14,115 2,874,096
Salesforce, Inc. ..................................... United States 162 38,394
a
ServiceNow, Inc. .................................... United States 3,821 3,516,390
a
ServiceTitan, Inc. , A ................................. United States 5,568 561,421
a
Synopsys, Inc. ..................................... United States 4,352 2,147,233
a
Tyler Technologies, Inc. ............................... United States 699 365,689
38,883,515
Specialty Retail 0.4%
a
Carvana Co. , A ..................................... United States 2,044 771,079
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. ........................................ United States 16,871 4,295,863
Total Common Stocks (Cost $ 79,125,058 ) ....................................
197,060,373

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 159 .
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 341 $ —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 79,125,058 ) ..............................
197,060,373
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 500,761 500,761
Total Money Market Funds (Cost $ 500,761 ) ...................................
500,761
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 450,290 450,290
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 450,290 ) ...........................................................
450,290
Total Short Term Investments (Cost $ 951,051 ) ................................
951,051
a
Total Investments (Cost $ 80,076,109 ) 100.3% .................................
$198,011,424
Other Assets, less Liabilities (0.3) % .........................................
(531,738)
Net Assets 100.0% .........................................................
$197,479,686
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $265,654, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Global Real Estate VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Diversified REITs 6.6%
British Land Co. plc (The) ............................. United Kingdom 259,790 $ 1,221,518
Broadstone Net Lease, Inc. ............................ United States 63,469 1,134,191
CapitaLand Integrated Commercial Trust .................. Singapore 734,830 1,305,018
KDX Realty Investment Corp. .......................... Japan 720 820,247
Star Asia Investment Corp. ............................ Japan 2,177 887,862
Stockland ......................................... Australia 362,589 1,466,388
6,835,224
Health Care Providers & Services 1.4%
Chartwell Retirement Residences ....................... Canada 101,341 1,469,470
Health Care REITs 11.5%
American Healthcare REIT, Inc. ......................... United States 24,454 1,027,313
Sabra Health Care REIT, Inc. .......................... United States 47,585 886,984
Ventas, Inc. ........................................ United States 33,513 2,345,575
Welltower, Inc. ..................................... United States 43,170 7,690,304
11,950,176
Hotel & Resort REITs 2.6%
Japan Hotel REIT Investment Corp. ...................... Japan 2,092 1,261,118
Ryman Hospitality Properties, Inc. ....................... United States 8,430 755,244
Sunstone Hotel Investors, Inc. .......................... United States 71,663 671,482
2,687,844
Industrial REITs 11.1%
EastGroup Properties, Inc. ............................ United States 7,290 1,233,906
First Industrial Realty Trust, Inc. ........................ United States 25,156 1,294,779
Goodman Group .................................... Australia 140,752 3,050,239
Mapletree Logistics Trust ............................. Singapore 528,332 512,999
Prologis, Inc. ....................................... United States 40,271 4,611,835
Warehouses De Pauw CVA ............................ Belgium 36,803 922,634
11,626,392
Office REITs 5.0%
BXP, Inc. .......................................... United States 18,207 1,353,508
Cousins Properties, Inc. .............................. United States 46,941 1,358,473
Daiwa Office Investment Corp. ......................... Japan 273 673,801
Derwent London plc ................................. United Kingdom 28,536 671,103
Gecina SA ........................................ France 12,020 1,207,525
5,264,410
Real Estate Management & Development 11.6%
Cibus Nordic Real Estate AB publ ....................... Sweden 49,011 882,671
City Developments Ltd. ............................... Singapore 141,481 758,931
a,b
CTP NV , 144A , Reg S ................................ Netherlands 65,591 1,463,731
c
Fastighets AB Balder , B ............................... Sweden 144,206 1,033,309
Mitsui Fudosan Co. Ltd. .............................. Japan 273,942 2,982,162
Sumitomo Realty & Development Co. Ltd. ................. Japan 38,248 1,687,096
Sun Hung Kai Properties Ltd. .......................... Hong Kong 116,786 1,396,942
TAG Immobilien AG .................................. Germany 68,545 1,185,862
Vonovia SE ........................................ Germany 21,706 678,351
12,069,055
Residential REITs 14.5%
American Homes 4 Rent , A ............................ United States 73,993 2,460,267
AvalonBay Communities, Inc. .......................... United States 15,389 2,972,693
Boardwalk Real Estate Investment Trust .................. Canada 22,232 1,104,332
Camden Property Trust ............................... United States 23,406 2,499,293
Comforia Residential REIT, Inc. ......................... Japan 299 657,099

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
Equity LifeStyle Properties, Inc. ......................... United States 21,999 $ 1,335,339
b
GO Residential Real Estate Investment Trust , 144A , Reg S .... United States 34,242 433,161
Irish Residential Properties REIT plc ..................... Ireland 356,965 410,294
Killam Apartment Real Estate Investment Trust ............. Canada 60,086 775,846
UDR, Inc. ......................................... United States 28,228 1,051,775
UNITE Group plc (The) ............................... United Kingdom 145,640 1,410,526
15,110,625
Retail REITs 19.3%
Brixmor Property Group, Inc. ........................... United States 63,378 1,754,303
Carmila SA ........................................ France 34,639 716,206
First Capital Real Estate Investment Trust ................. Canada 66,785 948,724
Frasers Centrepoint Trust ............................. Singapore 352,881 634,826
InvenTrust Properties Corp. ............................ United States 19,973 571,627
Link REIT ......................................... Hong Kong 157,368 808,555
Macerich Co. (The) .................................. United States 38,210 695,422
NETSTREIT Corp. .................................. United States 99,426 1,795,634
Realty Income Corp. ................................. United States 75,079 4,564,053
Regency Centers Corp. ............................... United States 25,618 1,867,552
Shaftesbury Capital plc ............................... United Kingdom 493,009 943,014
Simon Property Group, Inc. ............................ United States 11,320 2,124,424
Unibail-Rodamco-Westfield ............................ France 13,230 1,393,313
Vicinity Ltd. ........................................ Australia 801,034 1,334,535
20,152,188
Specialized REITs 15.8%
CubeSmart ........................................ United States 24,172 982,833
Digital Core REIT Management Pte. Ltd. .................. Singapore 687,762 326,795
Digital Realty Trust, Inc. .............................. United States 22,504 3,890,491
Equinix, Inc. ....................................... United States 6,786 5,315,067
Extra Space Storage, Inc. ............................. United States 21,102 2,974,116
Iron Mountain, Inc. .................................. United States 21,207 2,161,842
National Storage REIT ............................... Australia 335,654 521,493
Smartstop Self Storage REIT, Inc. ....................... United States 8,820 331,985
16,504,622
Total Common Stocks (Cost $ 74,429,083 ) ....................................
103,670,006
Short Term Investments 2.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.5%
d
Joint Repurchase Agreement , 4.204% , 10/01/25 (Maturity Value
$ 506,494 )
BNP Paribas Securities Corp. (Maturity Value $162,407)
Deutsche Bank Securities, Inc. (Maturity Value $160,027)
HSBC Securities (USA), Inc. (Maturity Value $184,060)
Collateralized by U.S. Government Agency Securities, 2%
- 7.5%, 6/15/27 - 7/20/65; U.S. Government Agency Strips,
1/15/31 - 1/15/37; and U.S. Treasury Notes, 2% - 4%, 5/12/28 -
8/31/30 (valued at $ 516,651 ) ......................... 506,435 506,435
Total Repurchase Agreements (Cost $ 506,435 ) ................................
506,435

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 159 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.5%
Money Market Funds 1.5%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 1,623,000 $ 1,623,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,623,000 ) ..........................................................
1,623,000
Total Short Term Investments (Cost $ 2,129,435 ) ...............................
2,129,435
a
Total Investments (Cost $ 76,558,518 ) 101.4% .................................
$105,799,441
Other Assets, less Liabilities (1.4) % .........................................
(1,465,733)
Net Assets 100.0% .........................................................
$104,333,708
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at September 30, 2025.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $1,896,892, representing 1.8% of net assets.
c
Non-income producing.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2025, all repurchase agreements had been entered into on that date.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Growth and Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.2%
Aerospace & Defense 1.9%
RTX Corp. ........................................ United States 6,565 $ 1,098,521
Banks 7.7%
Bank of America Corp. ............................... United States 35,606 1,836,914
JPMorgan Chase & Co. ............................... United States 8,268 2,607,975
4,444,889
Beverages 1.9%
Coca-Cola Co. (The) ................................. United States 11,575 767,654
PepsiCo, Inc. ...................................... United States 2,491 349,836
1,117,490
Broadline Retail 1.0%
a
Amazon.com, Inc. ................................... United States 2,671 586,471
Building Products 0.6%
Carrier Global Corp. ................................. United States 5,554 331,574
Capital Markets 8.7%
Ares Management Corp. , A ............................ United States 1,216 194,427
BlackRock, Inc. ..................................... United States 760 886,061
Blackstone, Inc. .................................... United States 3,993 682,204
Charles Schwab Corp. (The) ........................... United States 12,264 1,170,844
Morgan Stanley ..................................... United States 12,995 2,065,685
4,999,221
Chemicals 2.0%
Corteva, Inc. ....................................... United States 7,936 536,712
Linde plc .......................................... United States 1,266 601,350
1,138,062
Commercial Services & Supplies 0.2%
Republic Services, Inc. , A ............................. United States 620 142,278
Communications Equipment 1.7%
Cisco Systems, Inc. ................................. United States 14,094 964,311
Consumer Finance 1.4%
American Express Co. ............................... United States 2,488 826,414
Consumer Staples Distribution & Retail 3.2%
Casey's General Stores, Inc. ........................... United States 899 508,222
Walmart, Inc. ...................................... United States 12,796 1,318,756
1,826,978
Electric Utilities 6.1%
Duke Energy Corp. .................................. United States 10,781 1,334,149
Evergy, Inc. ........................................ United States 7,927 602,611
NextEra Energy, Inc. ................................. United States 12,567 948,683
PPL Corp. ......................................... United States 16,703 620,683
3,506,126
Electrical Equipment 3.3%
Eaton Corp. plc ..................................... United States 2,679 1,002,616
Emerson Electric Co. ................................ United States 1,499 196,639
Hubbell, Inc. , B ..................................... United States 1,689 726,793
1,926,048
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity plc .................................. Switzerland 2,231 489,771

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 0.3%
Schlumberger NV ................................... United States 5,380 $ 184,911
Financial Services 0.1%
Apollo Global Management, Inc. ........................ United States 626 83,427
Ground Transportation 0.5%
Norfolk Southern Corp. ............................... United States 899 270,069
Health Care Equipment & Supplies 2.5%
a
Boston Scientific Corp. ............................... United States 2,689 262,527
GE HealthCare Technologies, Inc. ....................... United States 4,789 359,654
Medtronic plc ...................................... United States 8,293 789,825
1,412,006
Health Care Providers & Services 1.5%
HCA Healthcare, Inc. ................................. United States 2,004 854,105
Health Care REITs 1.4%
Ventas, Inc. ........................................ United States 11,235 786,338
Hotels, Restaurants & Leisure 1.0%
McDonald's Corp. ................................... United States 1,806 548,825
Household Durables 0.2%
Lennar Corp. , A ..................................... United States 900 113,436
Household Products 2.3%
Procter & Gamble Co. (The) ........................... United States 8,528 1,310,327
Industrial REITs 1.5%
Prologis, Inc. ....................................... United States 7,356 842,409
Insurance 0.2%
Arthur J Gallagher & Co. .............................. United States 443 137,215
Interactive Media & Services 1.2%
Alphabet, Inc. , A .................................... United States 2,739 665,851
Life Sciences Tools & Services 1.8%
Danaher Corp. ..................................... United States 1,899 376,496
Thermo Fisher Scientific, Inc. .......................... United States 1,369 663,992
1,040,488
Machinery 3.5%
Caterpillar, Inc. ..................................... United States 1,515 722,882
Ingersoll Rand, Inc. .................................. United States 4,598 379,887
Parker-Hannifin Corp. ................................ United States 1,184 897,650
2,000,419
Oil, Gas & Consumable Fuels 6.4%
Canadian Natural Resources Ltd. ....................... Canada 14,618 467,191
Chevron Corp. ..................................... United States 11,468 1,780,866
Shell plc , ADR ...................................... United States 9,729 695,915
Suncor Energy, Inc. .................................. Canada 17,529 732,888
3,676,860
Pharmaceuticals 4.0%
AstraZeneca plc , ADR ................................ United Kingdom 10,434 800,497
Johnson & Johnson ................................. United States 8,158 1,512,656
2,313,153
Residential REITs 1.3%
Mid-America Apartment Communities, Inc. ................ United States 5,172 722,684

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 4.2%
Broadcom, Inc. ..................................... United States 2,571 $ 848,199
KLA Corp. ......................................... United States 699 753,941
Texas Instruments, Inc. ............................... United States 4,315 792,795
2,394,935
Software 1.5%
Oracle Corp. ....................................... United States 3,049 857,501
Specialty Retail 2.4%
Lowe's Cos., Inc. .................................... United States 3,818 959,501
Tractor Supply Co. .................................. United States 7,480 425,388
1,384,889
Tobacco 1.7%
Philip Morris International, Inc. ......................... United States 5,862 950,816
Trading Companies & Distributors 1.8%
United Rentals, Inc. .................................. United States 1,058 1,010,030
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc. ................................... United States 3,414 817,243
Total Common Stocks (Cost $ 29,274,648 ) ....................................
47,776,091
Equity-Linked Securities 9.6%
Broadline Retail 0.5%
b
Mizuho Markets Cayman LP into Amazon.com, Inc. , 144A, 5% ,
8/21/26 ......................................... United States 1,260 276,060
Building Products 0.4%
b
Barclays Bank plc into Carrier Global Corp. , 144A, 6.5% , 6/25/26 United States 3,710 224,372
Capital Markets 0.6%
b
Mizuho Markets Cayman LP into Charles Schwab Corp. (The) ,
144A, 7% , 12/23/25 ................................ United States 4,000 365,393
Consumer Finance 0.7%
b
Toronto-Dominion Bank (The) into American Express Co. , 144A,
6.5% , 3/13/26 .................................... United States 1,150 371,169
Consumer Staples Distribution & Retail 0.9%
b
Jefferies Financial Group, Inc. into Casey's General Stores, Inc. ,
144A, 6.5% , 5/29/26 ............................... United States 440 220,030
b
Royal Bank of Canada into Tesco plc , 144A, 7.5% , 1/08/26 .... United Kingdom 5,300 297,419
517,449
Electrical Equipment 1.0%
b
Merrill Lynch BV into Eaton Corp. plc , 144A, 7% , 5/08/26 ...... United States 740 252,590
b
National Bank of Canada into Hubbell, Inc. , 144A, 7% , 7/31/26 . United States 770 327,776
580,366
Energy Equipment & Services 0.5%
b
Jefferies Financial Group, Inc. into Schlumberger NV , 144A, 8% ,
10/17/25 ........................................ United States 7,500 259,201
Health Care Providers & Services 0.8%
b
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6.5% , 4/16/26 ............................... United States 750 295,852
b
National Bank of Canada into UnitedHealth Group, Inc. , 144A,
6.5% , 2/05/26 .................................... United States 500 177,702
473,554

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Household Durables 0.5%
b
Royal Bank of Canada into Lennar Corp. , 144A, 7% , 9/30/26 ... United States 2,450 $ 312,234
Interactive Media & Services 0.6%
b
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 6% , 4/30/26 ... United States 1,890 353,558
Life Sciences Tools & Services 0.4%
b
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 5% , 10/22/25 .................... United States 500 243,392
Machinery 1.0%
b
Toronto-Dominion Bank (The) into Parker-Hannifin Corp. , 144A,
6.25% , 11/18/25 ................................... United States 400 293,075
b
Wells Fargo Bank NA into Ingersoll Rand, Inc. , 144A, 5% , 8/14/26 United States 3,270 258,679
551,754
Oil, Gas & Consumable Fuels 0.6%
b
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A,
9% , 2/25/26 ...................................... Canada 10,400 333,912
Semiconductors & Semiconductor Equipment 0.7%
b
Citigroup Global Markets Holdings, Inc. into KLA Corp. , 144A,
8.5% , 12/04/25 ................................... United States 500 391,078
Software 0.4%
b
Royal Bank of Canada into Oracle Corp. , 144A, 9% , 3/20/26 ... United States 1,400 246,487
Total Equity-Linked Securities (Cost $ 5,347,986 ) ..............................
5,499,979
Convertible Preferred Stocks 4.5%
Aerospace & Defense 1.7%
Boeing Co. (The) , 6% ................................ United States 13,714 954,083
Capital Markets 0.9%
Ares Management Corp. , B , 6.75% ...................... United States 11,088 550,963
Financial Services 1.9%
Apollo Global Management, Inc. , 6.75% .................. United States 15,428 1,084,280
Total Convertible Preferred Stocks (Cost $ 2,215,201 ) ..........................
2,589,326
Total Long Term Investments (Cost $ 36,837,835 ) ..............................
55,865,396
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 159 .
Short Term Investments 2.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 2.7%
c
Joint Repurchase Agreement , 4.204% , 10/01/25 (Maturity Value
$ 1,559,264 )
BNP Paribas Securities Corp. (Maturity Value $499,978)
Deutsche Bank Securities, Inc. (Maturity Value $492,649)
HSBC Securities (USA), Inc. (Maturity Value $566,637)
Collateralized by U.S. Government Agency Securities, 2%
- 7.5%, 6/15/27 - 7/20/65; U.S. Government Agency Strips,
1/15/31 - 1/15/37; and U.S. Treasury Notes, 2% - 4%, 5/12/28 -
8/31/30 (valued at $ 1,590,533 ) ........................ 1,559,082 $ 1,559,082
Total Repurchase Agreements (Cost $ 1,559,082 ) ..............................
1,559,082
Total Short Term Investments (Cost $ 1,559,082 ) ...............................
1,559,082
a
Total Investments (Cost $ 38,396,917 ) 100.0% .................................
$57,424,478
Other Assets, less Liabilities (0.0) %
†
.........................................
(1,577)
Net Assets 100.0% .........................................................
$57,422,901
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $5,499,979, representing 9.6% of net assets.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2025, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 33.2%
Aerospace & Defense 1.5%
Lockheed Martin Corp. ............................... United States 65,000 $ 32,448,650
RTX Corp. ........................................ United States 90,000 15,059,700
47,508,350
Air Freight & Logistics 0.4%
United Parcel Service, Inc. , B .......................... United States 139,000 11,610,670
Banks 1.4%
Citigroup, Inc. ...................................... United States 50,000 5,075,000
Fifth Third Bancorp .................................. United States 200,000 8,910,000
JPMorgan Chase & Co. ............................... United States 100,000 31,543,000
45,528,000
Beverages 2.0%
Coca-Cola Co. (The) ................................. United States 250,000 16,580,000
PepsiCo, Inc. ...................................... United States 350,000 49,154,000
65,734,000
Biotechnology 1.3%
AbbVie, Inc. ....................................... United States 140,000 32,415,600
Amgen, Inc. ....................................... United States 35,000 9,877,000
42,292,600
Building Products 0.3%
Johnson Controls International plc ....................... United States 100,000 10,995,000
Capital Markets 1.3%
Charles Schwab Corp. (The) ........................... United States 100,000 9,547,000
Morgan Stanley ..................................... United States 200,000 31,792,000
41,339,000
Chemicals 0.8%
Air Products and Chemicals, Inc. ........................ United States 80,000 21,817,600
LyondellBasell Industries NV , A ......................... United States 110,000 5,394,400
27,212,000
Communications Equipment 1.3%
Cisco Systems, Inc. ................................. United States 600,000 41,052,000
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. .......................... United States 250,000 10,987,500
Electric Utilities 3.3%
Duke Energy Corp. .................................. United States 150,000 18,562,500
Edison International ................................. United States 75,000 4,146,000
NextEra Energy, Inc. ................................. United States 537,397 40,568,100
Southern Co. (The) .................................. United States 360,000 34,117,200
Xcel Energy, Inc. .................................... United States 130,000 10,484,500
107,878,300
Energy Equipment & Services 0.4%
Halliburton Co. ..................................... United States 135,000 3,321,000
Schlumberger NV ................................... United States 275,000 9,451,750
12,772,750
Food Products 0.5%
Nestle SA , ADR .................................... United States 190,000 17,436,300
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 129,993 30,726,445

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 0.3%
Medtronic plc ...................................... United States 100,000 $ 9,524,000
Hotels, Restaurants & Leisure 0.3%
McDonald's Corp. ................................... United States 30,000 9,116,700
Household Products 1.2%
Procter & Gamble Co. (The) ........................... United States 250,000 38,412,500
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 45,391 9,554,805
IT Services 0.3%
International Business Machines Corp. ................... United States 30,000 8,464,800
Machinery 0.2%
Caterpillar, Inc. ..................................... United States 12,500 5,964,375
Media 0.4%
Comcast Corp. , A ................................... United States 400,000 12,568,000
Metals & Mining 0.5%
Rio Tinto plc , ADR ................................... Australia 250,000 16,502,500
Multi-Utilities 1.1%
Dominion Energy, Inc. ................................ United States 300,000 18,351,000
Sempra, Inc. ....................................... United States 180,000 16,196,400
34,547,400
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp. ..................................... United States 350,000 54,351,500
ConocoPhillips ..................................... United States 150,000 14,188,500
Exxon Mobil Corp. ................................... United States 475,000 53,556,250
Shell plc , ADR ...................................... United States 250,000 17,882,500
a
TotalEnergies SE , ADR ............................... France 250,000 14,922,500
154,901,250
Pharmaceuticals 4.9%
AstraZeneca plc , ADR ................................ United Kingdom 125,000 9,590,000
Bristol-Myers Squibb Co. .............................. United States 229,919 10,369,347
Johnson & Johnson ................................. United States 350,000 64,897,000
b,c
Mallinckrodt ARD LLC ................................ United States 48,391 5,008,468
Merck & Co., Inc. ................................... United States 500,000 41,965,000
Pfizer, Inc. ......................................... United States 1,059,816 27,004,112
158,833,927
Semiconductors & Semiconductor Equipment 1.1%
Analog Devices, Inc. ................................. United States 34,000 8,353,800
Texas Instruments, Inc. ............................... United States 155,000 28,478,150
36,831,950
Specialty Retail 1.0%
Home Depot, Inc. (The) ............................... United States 80,000 32,415,200
Technology Hardware, Storage & Peripherals 0.3%
Dell Technologies, Inc. , C ............................. United States 75,005 10,633,459
Tobacco 0.7%
Philip Morris International, Inc. ......................... United States 130,000 21,086,000
Total Common Stocks (Cost $ 827,863,805 ) ...................................
1,072,429,781

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities 16.5%
Aerospace & Defense 1.2%
d
Barclays Bank plc into RTX Corp. , 144A, 7.5% , 10/16/25 ...... United States 98,000 $ 12,508,501
d
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 79,900 14,106,451
d
JPMorgan Chase Bank NA into Boeing Co. (The) , 144A, 10% ,
1/22/26 ......................................... United States 65,000 12,531,746
39,146,698
Banks 1.4%
d
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 168,000 7,516,818
d
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 500,000 24,737,933
d
Wells Fargo Bank NA into Citigroup, Inc. , 144A, 8.5% , 2/25/26 .. United States 130,000 12,004,750
44,259,501
Biotechnology 0.5%
d
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 60,000 16,961,871
Broadline Retail 0.3%
d
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 50,000 10,572,352
Chemicals 0.6%
d
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 255,000 20,410,433
Consumer Staples Distribution & Retail 0.6%
d
Barclays Bank plc into Target Corp. , 144A, 10% , 12/29/25 ..... United States 75,000 6,867,987
d
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 40,000 3,546,709
d
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 80,000 7,274,803
17,689,499
Containers & Packaging 0.2%
d
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 125,000 5,830,163
Energy Equipment & Services 0.5%
d
Merrill Lynch BV into Halliburton Co. , 144A, 8.5% , 9/21/26 ..... United States 325,000 7,539,985
d
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 206,500 7,221,904
14,761,889
Health Care Providers & Services 1.3%
d
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 15,000 5,363,621
d
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 145,000 10,015,364
d
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 9% , 9/25/26 United States 25,000 8,329,524
d
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 25,000 8,345,795
d
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 150,000 10,890,764
42,945,068
Hotels, Restaurants & Leisure 0.5%
d
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 190,000 16,317,021
IT Services 0.9%
d
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 35,000 9,172,328
d
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 40,000 11,246,264

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
IT Services (continued)
d
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. Ireland 31,000 $ 7,897,473
28,316,065
Media 0.3%
d
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 255,000 8,134,756
Metals & Mining 1.2%
d
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 400,000 15,674,294
d
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 250,000 12,402,636
d
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 250,000 9,803,756
37,880,686
Oil, Gas & Consumable Fuels 0.7%
d
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 50,000 5,656,560
d
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 159,000 18,015,513
23,672,073
Semiconductors & Semiconductor Equipment 4.7%
d
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 200,000 12,887,948
d
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/05/26 ........................................ United States 200,000 12,816,023
d
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 90,000 12,239,079
d
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 75,000 10,037,072
d
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 60,000 11,650,428
d
BNP Paribas SA into Texas Instruments, Inc. , 144A, 9% , 7/01/26 United States 113,500 21,210,857
d
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 541,000 16,324,751
d
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 80,000 17,744,858
d
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 615,000 18,091,824
d
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 110,000 7,927,542
d
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 68,500 11,458,810
152,389,192
Software 1.1%
d
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 25,600 11,992,951
d
Merrill Lynch BV into Microsoft Corp. , 144A, 7% , 3/09/26 ...... United States 32,655 14,498,850
d
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 35,000 8,522,874
35,014,675
Specialty Retail 0.3%
d
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 25,000 10,043,459
Textiles, Apparel & Luxury Goods 0.2%
d
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 100,000 7,099,875
Total Equity-Linked Securities (Cost $ 516,521,823 ) ............................
531,445,276

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 1.7%
Aerospace & Defense 0.5%
Boeing Co. (The) , 6% ................................ United States 240,000 $ 16,696,800
Capital Markets 0.1%
Ares Management Corp. , B , 6.75% ...................... United States 50,000 2,484,500
Chemicals 0.2%
Albemarle Corp. , 7.25% .............................. United States 230,000 8,712,400
Electric Utilities 0.1%
NextEra Energy, Inc. , 7.234% .......................... United States 50,000 2,351,500
Financial Services 0.8%
c
FNMA , 5.375% ..................................... United States 475 26,125,000
Total Convertible Preferred Stocks (Cost $ 65,806,042 ) .........................
56,370,200
Principal
Amount
*
Convertible Bonds 0.1%
Electric Utilities 0.1%
d
Southern Co. (The) , Senior Note , 144A, 3.25% , 6/15/28 ...... United States 3,500,000 3,550,750
Total Convertible Bonds (Cost $ 3,500,000 ) ...................................
3,550,750
Corporate Bonds 34.3%
Aerospace & Defense 1.4%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 .............
United States 15,000,000 15,397,471
d
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 4,250,000 4,510,450
d
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 5,000,000 5,101,545
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 15,000,000 15,461,925
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 5,750,000 5,949,376
46,420,767
Automobile Components 0.3%
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 11,945,000 10,288,111
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond , 3.25% , 2/12/32 ......................... United States 3,000,000 2,625,655
Senior Bond , 6.1% , 8/19/32 .......................... United States 7,000,000 7,173,140
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 5,000,000 5,194,616
Senior Bond , 5.15% , 4/01/38 ......................... United States 13,500,000 12,922,336
d
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 3,000,000 2,795,087
30,710,834
Banks 3.1%
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 15,000,000 15,774,049
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 10,000,000 11,477,459
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 ........................................ United States 24,500,000 26,746,197
JPMorgan Chase & Co. ,
e
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 5,000,000 5,273,110
e
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 3,000,000 3,108,732
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 3,000,000 3,306,969

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 8,000,000 $ 8,643,255
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................. United States 4,000,000 3,988,293
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,666,276
Wells Fargo & Co. , Senior Bond , 5.557% to 7/24/33, FRN
thereafter , 7/25/34 ................................. United States 10,000,000 10,507,539
99,491,879
Building Products 0.7%
d
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 3,400,000 3,292,714
d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 11,000,000 11,321,189
d
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 6,500,000 6,738,056
21,351,959
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.561% to
10/23/33, FRN thereafter , 10/24/34 ..................... United States 17,000,000 19,066,051
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 8,650,000 9,509,431
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 5,700,000 5,879,800
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 6,000,000 6,717,342
41,172,624
Chemicals 1.3%
Celanese US Holdings LLC , Senior Note , 6.665% , 7/15/27 ....
United States 12,000,000 12,317,831
d
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 1,650,000 1,687,019
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 2,000,000 2,017,754
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 7,300,000 7,826,462
d
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 5,500,000 5,397,092
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 4,388,000 4,291,500
d
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 ................... United States 6,000,000 3,919,630
Senior Secured Note , 144A, 9.125% , 9/30/30 ............ United States 3,500,000 3,431,219
40,888,507
Commercial Services & Supplies 0.1%
d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 4,500,000 4,616,055
Communications Equipment 1.0%
d
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 .................... United States 11,000,000 11,129,575
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 9,846,000 9,890,553
Senior Secured Note , 144A, 4.75% , 9/01/29 ............. United States 5,500,000 5,471,565
Senior Secured Note , 144A, 9.5% , 12/15/31 ............. United States 6,000,000 6,214,356
32,706,049
Consumer Finance 1.3%
Capital One Financial Corp. ,
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 .... United States 7,000,000 6,751,527
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 6,070,000 6,240,537

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC ,
Senior Note , 4.95% , 5/28/27 ......................... United States 15,000,000 $ 14,980,507
Senior Note , 7.35% , 3/06/30 ......................... United States 1,500,000 1,606,075
a
Senior Note , 6.532% , 3/19/32 ........................ United States 7,654,000 7,967,922
General Motors Financial Co., Inc. , Senior Bond , 6.4% , 1/09/33 .
United States 5,000,000 5,363,571
42,910,139
Containers & Packaging 1.2%
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 10,300,000 3,972,092
Senior Secured Note , 144A, 4.125% , 8/15/26 ............ United States 11,000,000 10,614,450
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 4,000,000 4,106,380
d
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 12,032,000 12,069,696
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 7,000,000 7,077,371
37,839,989
Diversified Telecommunication Services 0.8%
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 2,500,000 2,400,868
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 17,500,000 17,754,817
d
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 6,750,000 6,750,084
26,905,769
Electric Utilities 1.8%
d
NRG Energy, Inc. ,
f
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 7,500,000 7,505,765
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 20,000,000 20,123,928
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 1,000,000 1,066,327
Senior Bond , 5.7% , 10/15/32 ......................... United States 10,000,000 10,598,602
d
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 10,505,000 10,292,756
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 4,700,000 4,976,910
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 2,800,000 2,930,499
57,494,787
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 5,000,000 5,370,115
Energy Equipment & Services 0.6%
d
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 14,500,000 14,832,862
f
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 3,500,000 3,504,622
18,337,484
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 .................... United States 8,000,000 8,359,640
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ..........
United States 4,000,000 4,274,760
12,634,400
Ground Transportation 0.1%
d
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 .... United Kingdom 4,500,000 4,440,003

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.6%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 4,000,000 $ 4,305,798
d
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 4,000,000 3,968,372
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 10,000,000 9,651,790
17,925,960
Health Care Providers & Services 6.2%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 10,000,000 9,702,312
d
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 20,000,000 20,674,600
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 23,820,000 18,958,814
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 19,430,000 14,110,245
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 31,000,000 32,870,757
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 12,000,000 12,309,000
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............
United States 5,000,000 5,117,243
d
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 8,500,000 8,153,191
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 10,000,000 10,393,084
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 24,031,000 24,043,251
Senior Note , 6.125% , 10/01/28 ....................... United States 19,400,000 19,427,722
Senior Secured Note , 6.125% , 6/15/30 ................. United States 12,500,000 12,675,085
Senior Secured Note , 6.75% , 5/15/31 .................. United States 10,000,000 10,360,738
198,796,042
Hotels, Restaurants & Leisure 1.9%
d
Caesars Entertainment, Inc. ,
a
Senior Note , 144A, 6% , 10/15/32 ..................... United States 12,500,000 12,319,810
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 6,250,000 6,432,765
d
Carnival Corp. , Senior Note , 144A, 5.75% , 8/01/32 .......... United States 11,750,000 11,972,404
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 4,100,000 3,850,342
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 3,500,000 3,333,936
d
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 2,000,000 2,058,113
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 6,000,000 5,997,713
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 6.25% , 3/15/33 .......................... United States 15,000,000 15,242,625
61,207,708
Household Durables 0.1%
d
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 2,500,000 2,650,590
Independent Power and Renewable Electricity Producers 0.5%
d
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 7,800,000 7,809,750
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 2,000,000 1,992,893
d ,e
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 7,800,000 7,924,800
17,727,443
Media 0.3%
d
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ......................................... United States 2,800,000 2,797,400
d
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 5,000,000 4,861,269

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
d
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 3,000,000 $ 3,199,521
10,858,190
Metals & Mining 1.6%
d
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 8,500,000 8,226,515
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 12,000,000 13,356,068
d
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 5,000,000 5,056,075
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 4,000,000 4,086,680
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 5,000,000 5,155,300
d
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 6,000,000 5,732,595
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 3,442,000 3,559,400
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 5,000,000 5,128,170
50,300,803
Oil, Gas & Consumable Fuels 2.5%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................... United States 4,618,000 4,634,775
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 8,820,000 8,750,921
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 5,500,000 5,637,500
d
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
7.25% , 2/15/35 ................................... United States 4,000,000 3,911,847
d
Matador Resources Co. , Senior Note , 144A, 6.25% , 4/15/33 ... United States 3,500,000 3,525,197
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 6,000,000 6,433,098
Senior Bond , 5.55% , 10/01/34 ........................ United States 3,000,000 3,045,732
d
Venture Global LNG, Inc. ,
e
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 12,250,000 12,149,300
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 9,000,000 9,321,930
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 7,500,000 7,880,065
d
Venture Global Plaquemines LNG LLC , Senior Secured Bond ,
144A, 7.75% , 5/01/35 ............................... United States 8,500,000 9,599,333
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 5,000,000 5,254,891
80,144,589
Passenger Airlines 1.1%
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 7,000,000 7,306,446
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 3,750,000 3,754,841
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 4,460,000 4,480,406
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 5,000,000 5,030,196
a ,d
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 7,000,000 7,105,889
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 8,750,000 8,622,633
36,300,411
Personal Care Products 0.1%
d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 2,750,000 2,820,471
Pharmaceuticals 0.5%
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,000,000 4,296,476

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 10,000,000 $ 10,389,080
14,685,556
Semiconductors & Semiconductor Equipment 0.7%
d
Broadcom, Inc. , Senior Bond , 144A, 4.15% , 4/15/32 ......... United States 10,000,000 9,810,814
Micron Technology, Inc. ,
Senior Bond , 5.875% , 2/09/33 ........................ United States 4,000,000 4,250,202
Senior Note , 6.75% , 11/01/29 ........................ United States 8,000,000 8,698,348
22,759,364
Software 0.2%
Oracle Corp. , Senior Bond , 6.25% , 11/09/32 ...............
United States 6,750,000 7,337,692
Specialized REITs 0.3%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 5,000,000 5,279,718
d
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 4,000,000 4,071,040
9,350,758
Textiles, Apparel & Luxury Goods 0.3%
d ,g
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 10,000,000 10,811,620
Tobacco 0.2%
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........
United Kingdom 6,000,000 6,589,253
Trading Companies & Distributors 0.7%
d
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 2,500,000 2,598,853
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 12,800,000 12,771,998
d
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 8,000,000 8,244,152
23,615,003
Total Corporate Bonds (Cost $ 1,067,749,954 ) .................................
1,107,460,924
Senior Floating Rate Interests 0.6%
Containers & Packaging 0.1%
h
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.413% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 3,921,443 3,919,835
Health Care Providers & Services 0.1%
h
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 8.058% , ( 3-month SOFR + 3.75% ), 12/31/30 United States 1,584,536 1,584,536
IT Services 0.2%
h
X Corp., First Lien, CME Term Loan, B1 , 10.958% , ( 3-month
SOFR + 6.5% ), 10/26/29 ............................ United States 7,690,689 7,555,025
Personal Care Products 0.2%
h
OPAL US LLC, First Lien, CME Term Loan, B2 , 7.252% , ( 3-month
SOFR + 3.25% ), 4/23/32 ............................ United States 5,750,000 5,772,281
Total Senior Floating Rate Interests (Cost $ 18,679,177 ) ........................
18,831,677
U.S. Government and Agency Securities 4.8%
U.S. Treasury Bonds ,
3.625%, 5/15/53 .................................. United States 42,500,000 35,113,135
4.125%, 8/15/53 .................................. United States 21,000,000 18,987,774
i
4 .85% , 11/15/54 .................................. United States 115,000,000 28,912,089

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
4.5%, 11/15/54 ................................... United States 10,000,000 $ 9,631,250
U.S. Treasury Notes ,
4%, 5/31/30 ..................................... United States 16,000,000 16,190,000
2.875%, 5/15/32 .................................. United States 30,000,000 28,209,961
4.125%, 5/31/32 .................................. United States 16,000,000 16,205,000
Total U.S. Government and Agency Securities (Cost $ 157,250,858 ) ..............
153,249,209
Asset-Backed Securities 0.3%
Passenger Airlines 0.3%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 3,687,771 3,793,429
2023-1 , A , 5.8% , 1/15/36 ............................ United States 5,877,717 6,099,873
9,893,302
a a a a a a
Total Asset-Backed Securities (Cost $ 9,565,488 ) ..............................
9,893,302
Mortgage-Backed Securities 6.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.8%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 15,328,747 15,238,562
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 26,113,192 25,924,703
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 2/01/55 ............. United States 45,058,386 45,514,675
FHLMC Pool, 30 Year , 6%, 2/01/55 ...................... United States 4,684,636 4,793,019
91,470,959
Federal National Mortgage Association (FNMA) Fixed Rate 1.4%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 1,213,549 1,167,024
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 28,198,268 28,096,966
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 6,454,462 6,515,067
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 9,311,761 9,519,280
45,298,337
Government National Mortgage Association (GNMA) Fixed Rate 2.1%
GNMA II, Single-family, 30 Year , 5.5%, 3/20/55 - 7/20/55 ...... United States 22,376,801 22,568,734
GNMA II, Single-family, 30 Year , 6%, 2/20/55 - 8/20/55 ....... United States 42,863,037 43,645,223
66,213,957
Total Mortgage-Backed Securities (Cost $ 200,048,519 ) .........................
202,983,253
Shares
a
Escrows and Litigation Trusts 0.0%
b,c
Endo, Inc., Escrow Account ............................ United States 12,929,000 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 2,866,985,666 ) ...........................
3,156,214,372
a
Short Term Investments 2.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.5%
i
U.S. Treasury Bills , 3 .75% , 10/14/25 ..................... United States 50,000,000 49,927,155
Total U.S. Government and Agency Securities (Cost $ 49,925,225 ) ...............
49,927,155

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 159 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
j,k
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 8,438,567 $ 8,438,567
Total Money Market Funds (Cost $ 8,438,567 ) .................................
8,438,567
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
j,k
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 9,300,000 9,300,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 9,300,000 ) ..........................................................
9,300,000
Total Short Term Investments (Cost $ 67,663,792 ) ..............................
67,665,722
a
Total Investments (Cost $ 2,934,649,458 ) 99.9% ................................
$3,223,880,094
Other Assets, less Liabilities 0.1% ...........................................
4,640,492
Net Assets 100.0% .........................................................
$3,228,520,586
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at September 30, 2025.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
Non-income producing.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $1,194,150,502, representing 37.0% of net assets.
e
Perpetual security with no stated maturity date.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Income may be received in additional securities and/or cash.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
The rate shown represents the yield at period end.
j
See Note 6 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Large Cap Growth VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Aerospace & Defense 2.3%
a
Axon Enterprise, Inc. ................................. United States 2,594 $ 1,861,558
Howmet Aerospace, Inc. .............................. United States 814 159,731
2,021,289
Automobiles 2.1%
a
Tesla, Inc. ......................................... United States 4,156 1,848,256
Beverages 1.0%
Coca-Cola Co. (The) ................................. United States 13,517 896,447
Biotechnology 0.8%
a
Natera, Inc. ........................................ United States 4,101 660,138
Broadline Retail 4.9%
a
Amazon.com, Inc. ................................... United States 18,827 4,133,844
a
MercadoLibre, Inc. .................................. Brazil 91 212,662
4,346,506
Building Products 1.3%
Trane Technologies plc ............................... United States 2,709 1,143,090
Capital Markets 2.9%
Ares Management Corp. , A ............................ United States 7,423 1,186,863
a
Robinhood Markets, Inc. , A ............................ United States 3,714 531,771
S&P Global, Inc. .................................... United States 1,794 873,158
2,591,792
Chemicals 1.8%
Linde plc .......................................... United States 3,389 1,609,775
Commercial Services & Supplies 1.2%
Republic Services, Inc. , A ............................. United States 4,670 1,071,672
Construction Materials 0.8%
Martin Marietta Materials, Inc. .......................... United States 1,181 744,361
Electrical Equipment 0.8%
GE Vernova, Inc. .................................... United States 1,216 747,718
Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp. , A .................................. United States 15,005 1,856,869
Entertainment 6.2%
a
Netflix, Inc. ........................................ United States 2,223 2,665,199
a
ROBLOX Corp. , A ................................... United States 12,102 1,676,369
a
Spotify Technology SA ................................ United States 1,731 1,208,238
5,549,806
Financial Services 3.6%
Mastercard, Inc. , A .................................. United States 5,585 3,176,804
Food Products 0.4%
a
Freshpet, Inc. ...................................... United States 5,911 325,755
Ground Transportation 1.0%
a
Uber Technologies, Inc. ............................... United States 9,201 901,422
Health Care Equipment & Supplies 2.5%
a
Boston Scientific Corp. ............................... United States 7,470 729,296
a
Dexcom, Inc. ....................................... United States 5,927 398,828
a
Intuitive Surgical, Inc. ................................ United States 2,403 1,074,694
2,202,818

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 1.5%
McKesson Corp. .................................... United States 1,736 $ 1,341,129
Hotels, Restaurants & Leisure 1.8%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 10,496 411,338
a
DoorDash, Inc. , A ................................... United States 2,880 783,331
Wingstop, Inc. ...................................... United States 1,467 369,215
1,563,884
Interactive Media & Services 12.3%
Alphabet, Inc. , A .................................... United States 17,762 4,317,942
Meta Platforms, Inc. , A ............................... United States 8,369 6,146,026
a
Pinterest, Inc. , A .................................... United States 15,820 508,930
10,972,898
Machinery 0.8%
Parker-Hannifin Corp. ................................ United States 976 739,954
Personal Care Products 0.8%
a
BellRing Brands, Inc. ................................. United States 10,867 395,015
a
Oddity Tech Ltd. , A .................................. Israel 5,316 331,187
726,202
Pharmaceuticals 2.2%
Eli Lilly & Co. ...................................... United States 2,540 1,938,020
Professional Services 1.5%
TransUnion ........................................ United States 4,965 415,968
Verisk Analytics, Inc. , A ............................... United States 3,503 881,039
1,297,007
Real Estate Management & Development 0.8%
a
CoStar Group, Inc. .................................. United States 8,713 735,116
Semiconductors & Semiconductor Equipment 17.6%
Analog Devices, Inc. ................................. United States 2,843 698,525
Broadcom, Inc. ..................................... United States 14,541 4,797,221
a
Lattice Semiconductor Corp. ........................... United States 8,551 626,959
Monolithic Power Systems, Inc. ......................... United States 761 700,607
NVIDIA Corp. ...................................... United States 45,042 8,403,937
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,628 454,684
15,681,933
Software 16.7%
a
AppLovin Corp. , A ................................... United States 2,204 1,583,662
a
Autodesk, Inc. ...................................... United States 765 243,018
a
Crowdstrike Holdings, Inc. , A ........................... United States 2,042 1,001,356
a
Fair Isaac Corp. .................................... United States 470 703,369
a
HubSpot, Inc. ...................................... United States 984 460,315
Microsoft Corp. ..................................... United States 14,353 7,434,136
Oracle Corp. ....................................... United States 4,186 1,177,271
a
ServiceNow, Inc. .................................... United States 1,191 1,096,053
a
Synopsys, Inc. ..................................... United States 2,377 1,172,788
14,871,968
Specialty Retail 1.3%
a
AutoZone, Inc. ..................................... United States 277 1,188,397
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc. ........................................ United States 17,222 4,385,238

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 159
.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.4%
a
QXO, Inc. ......................................... United States 19,529 $ 372,223
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc. ................................... United States 2,807 671,940
Total Common Stocks (Cost $ 32,261,301 ) ....................................
88,180,427
Short Term Investments 1.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.7%
b
Joint Repurchase Agreement , 4.204% , 10/01/25 (Maturity Value
$ 1,540,617 )
BNP Paribas Securities Corp. (Maturity Value $493,999)
Deutsche Bank Securities, Inc. (Maturity Value $486,758)
HSBC Securities (USA), Inc. (Maturity Value $559,860)
Collateralized by U.S. Government Agency Securities, 2%
- 7.5%, 6/15/27 - 7/20/65; U.S. Government Agency Strips,
1/15/31 - 1/15/37; and U.S. Treasury Notes, 2% - 4%, 5/12/28 -
8/31/30 (valued at $ 1,571,513 ) ........................ 1,540,437 1,540,437
Total Repurchase Agreements (Cost $ 1,540,437 ) ..............................
1,540,437
Total Short Term Investments (Cost $ 1,540,437 ) ...............................
1,540,437
a
Total Investments (Cost $ 33,801,738 ) 100.8% .................................
$89,720,864
Other Assets, less Liabilities (0.8) % .........................................
(730,836)
Net Assets 100.0% .........................................................
$88,990,028
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2025, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Mutual Global Discovery VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.9%
Aerospace & Defense 2.2%
Airbus SE ......................................... France 41,846 $ 9,772,128
Automobile Components 3.8%
a
Aptiv plc .......................................... Jersey 99,782 8,603,204
Denso Corp. ....................................... Japan 551,130 7,931,690
16,534,894
Automobiles 1.7%
Toyota Motor Corp. .................................. Japan 394,594 7,578,756
Banks 9.5%
Bank of America Corp. ............................... United States 145,814 7,522,544
BNP Paribas SA .................................... France 125,309 11,461,112
DBS Group Holdings Ltd. ............................. Singapore 210,774 8,358,835
JPMorgan Chase & Co. ............................... United States 22,471 7,088,028
Wells Fargo & Co. ................................... United States 89,892 7,534,747
41,965,266
Beverages 1.6%
Heineken NV ...................................... Netherlands 92,129 7,214,531
Capital Markets 3.4%
BlackRock, Inc. ..................................... United States 6,454 7,524,525
Deutsche Bank AG .................................. Germany 214,015 7,579,510
15,104,035
Chemicals 1.7%
BASF SE ......................................... Germany 150,493 7,519,270
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 29,979 6,372,936
Consumer Staples Distribution & Retail 1.5%
Seven & i Holdings Co. Ltd. ............................ Japan 502,343 6,740,649
Containers & Packaging 1.8%
International Paper Co. ............................... United States 169,212 7,851,437
Diversified Telecommunication Services 1.8%
Deutsche Telekom AG ................................ Germany 232,648 7,926,194
Electrical Equipment 1.6%
Mitsubishi Electric Corp. .............................. Japan 274,046 7,038,526
Energy Equipment & Services 1.0%
Schlumberger NV ................................... United States 128,125 4,403,656
Entertainment 1.5%
Walt Disney Co. (The) ................................ United States 58,256 6,670,312
Financial Services 2.7%
a
Fiserv, Inc. ........................................ United States 53,888 6,947,780
Global Payments, Inc. ................................ United States 57,115 4,745,114
11,692,894
Food Products 3.8%
Danone SA ........................................ France 80,686 7,030,435
Kellanova ......................................... United States 36,226 2,971,256
Mondelez International, Inc. , A .......................... United States 109,393 6,833,781
16,835,472

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 19,274 $ 4,555,795
Health Care Equipment & Supplies 3.6%
Medtronic plc ...................................... United States 85,936 8,184,545
Zimmer Biomet Holdings, Inc. .......................... United States 78,614 7,743,479
15,928,024
Health Care Providers & Services 4.8%
CVS Health Corp. ................................... United States 107,253 8,085,804
Elevance Health, Inc. ................................ United States 15,992 5,167,335
Fresenius SE & Co. KGaA ............................. Germany 144,344 8,066,739
21,319,878
Household Products 1.8%
Reckitt Benckiser Group plc ........................... United Kingdom 100,396 7,730,695
Industrial Conglomerates 1.1%
Siemens AG ....................................... Germany 17,497 4,723,806
Insurance 2.2%
Prudential plc ...................................... Hong Kong 695,725 9,739,956
Interactive Media & Services 4.4%
Alphabet, Inc. , A .................................... United States 44,356 10,782,943
Tencent Holdings Ltd. ................................ China 99,745 8,499,232
19,282,175
IT Services 1.7%
Capgemini SE ...................................... France 52,332 7,634,056
Media 1.7%
a
Charter Communications, Inc. , A ........................ United States 26,666 7,335,950
Metals & Mining 1.7%
Rio Tinto plc ....................................... Australia 114,539 7,548,401
Multi-Utilities 1.2%
National Grid plc .................................... United Kingdom 350,985 5,043,188
Oil, Gas & Consumable Fuels 3.9%
BP plc ............................................ United States 1,497,321 8,597,098
Shell plc .......................................... United States 239,407 8,532,714
17,129,812
Pharmaceuticals 7.8%
Haleon plc ........................................ United States 1,790,608 8,058,061
Merck & Co., Inc. ................................... United States 86,529 7,262,379
Novartis AG , ADR ................................... United States 73,936 9,481,553
Roche Holding AG .................................. United States 28,319 9,429,761
34,231,754
Semiconductors & Semiconductor Equipment 1.4%
Renesas Electronics Corp. ............................ Japan 552,185 6,352,995
Software 1.8%
a
Adobe, Inc. ........................................ United States 21,800 7,689,950
Specialized REITs 1.7%
American Tower Corp. ................................ United States 38,017 7,311,429

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 2.1%
Samsung Electronics Co. Ltd. .......................... South Korea 153,378 $ 9,195,061
Textiles, Apparel & Luxury Goods 2.7%
Cie Financiere Richemont SA .......................... Switzerland 39,631 7,607,821
Kering SA ......................................... France 13,359 4,476,565
12,084,386
Tobacco 1.6%
British American Tobacco plc ........................... United Kingdom 134,759 7,167,469
Trading Companies & Distributors 3.6%
AerCap Holdings NV ................................. Ireland 74,190 8,976,990
Ferguson Enterprises, Inc. ............................ United States 29,536 6,633,195
15,610,185
Total Common Stocks (Cost $ 304,732,053 ) ...................................
408,835,921
Principal
Amount
*
Corporate Bonds 0.3%
Specialty Retail 0.3%
b
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 1,500,000 1,260,000
Total Corporate Bonds (Cost $ 991,236 ) ......................................
1,260,000
Senior Floating Rate Interests 2.4%
c
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.179% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 2,338,864 2,230,692
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.429% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 2,392,581 2,283,730
4,514,422
a a a a a a
Media 0.2%
c
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.053% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 1,191,000 1,043,614
Professional Services 0.5%
c
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.778% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 1,947,159 1,950,810
Specialty Retail 0.7%
c
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 3,384,757 3,205,314
Total Senior Floating Rate Interests (Cost $ 10,379,325 ) ........................
10,714,160
Shares
a
Companies in Liquidation 0.0%
a,d,e
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 966,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 316,102,614 ) .............................
420,810,081
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 159 .
Short Term Investments 4.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
f
U.S. Treasury Bills ,
2.01%, 10/02/25 ................................... United States 500,000 $ 499,944
3.61%, 10/09/25 ................................... United States 500,000 499,549
3.92%, 10/30/25 ................................... United States 500,000 498,372
1,497,865
Total U.S. Government and Agency Securities (Cost $ 1,497,844 ) ................
1,497,865
Shares
Money Market Funds 3.7%
g,h
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 16,377,590 16,377,590
Total Money Market Funds (Cost $ 16,377,590 ) ................................
16,377,590
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
g,h
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 1,000 1,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,000 ) ..............................................................
1,000
Total Short Term Investments (Cost $ 17,876,434 ) ..............................
17,876,455
a
Total Investments (Cost $ 333,979,048 ) 99.7% .................................
$438,686,536
Other Assets, less Liabilities 0.3% ...........................................
1,564,517
Net Assets 100.0% .........................................................
$440,251,053
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the value of this security was $1,260,000, representing 0.3% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f
The rate shown represents the yield at period end.
g
See Note 6 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Mutual Shares VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.8%
Automobiles 1.6%
General Motors Co. .................................. United States 521,486 $ 31,795,001
Banks 9.5%
Bank of America Corp. ............................... United States 767,131 39,576,288
BNP Paribas SA .................................... France 369,776 33,820,747
JPMorgan Chase & Co. ............................... United States 120,592 38,038,335
PNC Financial Services Group, Inc. (The) ................. United States 187,872 37,749,121
Wells Fargo & Co. ................................... United States 435,125 36,472,178
185,656,669
Broadline Retail 2.3%
a
Amazon.com, Inc. ................................... United States 209,619 46,026,044
Building Products 1.9%
Johnson Controls International plc ....................... United States 346,356 38,081,842
Capital Markets 2.1%
BlackRock, Inc. ..................................... United States 35,037 40,848,587
Chemicals 1.0%
PPG Industries, Inc. ................................. United States 181,989 19,128,864
Communications Equipment 1.7%
Cisco Systems, Inc. ................................. United States 477,907 32,698,397
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 153,490 32,628,904
Consumer Staples Distribution & Retail 1.8%
Dollar General Corp. ................................. United States 342,587 35,406,366
Containers & Packaging 1.6%
International Paper Co. ............................... United States 675,337 31,335,637
Diversified Telecommunication Services 0.4%
a,b,c
Uniti Group, Inc. .................................... United States 643,835 3,592,204
a,b,c
Uniti Group, Inc. .................................... United States 4,107 3,557,265
7,149,469
Electric Utilities 4.0%
Entergy Corp. ...................................... United States 375,881 35,028,350
PPL Corp. ......................................... United States 1,173,857 43,620,526
78,648,876
Electronic Equipment, Instruments & Components 1.3%
a
Flex Ltd. .......................................... United States 445,606 25,831,780
Energy Equipment & Services 1.2%
Schlumberger NV ................................... United States 660,686 22,707,778
Entertainment 1.6%
Walt Disney Co. (The) ................................ United States 274,233 31,399,678
Financial Services 3.8%
Apollo Global Management, Inc. ........................ United States 216,695 28,878,943
a
Fiserv, Inc. ........................................ United States 235,470 30,359,147
Global Payments, Inc. ................................ United States 183,974 15,284,560
74,522,650
Food Products 1.1%
Kellanova ......................................... United States 255,519 20,957,668

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 85,841 $ 20,290,237
Health Care Equipment & Supplies 3.5%
Medtronic plc ...................................... United States 380,550 36,243,582
Zimmer Biomet Holdings, Inc. .......................... United States 336,788 33,173,618
69,417,200
Health Care Providers & Services 3.1%
CVS Health Corp. ................................... United States 505,221 38,088,611
Elevance Health, Inc. ................................ United States 68,264 22,057,464
60,146,075
Household Durables 1.7%
DR Horton, Inc. ..................................... United States 195,816 33,184,938
Insurance 4.0%
Hartford Insurance Group, Inc. (The) ..................... United States 293,093 39,095,675
Progressive Corp. (The) .............................. United States 157,470 38,887,217
77,982,892
Interactive Media & Services 2.8%
Alphabet, Inc. , A .................................... United States 224,342 54,537,540
Life Sciences Tools & Services 2.0%
Thermo Fisher Scientific, Inc. .......................... United States 82,981 40,247,445
Machinery 2.0%
Dover Corp. ....................................... United States 231,439 38,610,968
Media 1.6%
a
Charter Communications, Inc. , A ........................ United States 111,486 30,670,356
Metals & Mining 2.0%
Reliance, Inc. ...................................... United States 139,071 39,055,309
Oil, Gas & Consumable Fuels 4.2%
Chevron Corp. ..................................... United States 278,394 43,231,804
EOG Resources, Inc. ................................ United States 344,612 38,637,898
81,869,702
Personal Care Products 1.3%
Estee Lauder Cos., Inc. (The) , A ........................ United States 280,737 24,738,544
Pharmaceuticals 6.6%
Haleon plc ........................................ United States 8,941,594 40,238,796
Merck & Co., Inc. ................................... United States 313,997 26,353,768
Novartis AG , ADR ................................... United States 241,733 30,999,840
Roche Holding AG .................................. United States 95,764 31,887,838
129,480,242
Professional Services 3.1%
KBR, Inc. ......................................... United States 531,562 25,137,567
SS&C Technologies Holdings, Inc. ....................... United States 403,099 35,779,067
60,916,634
Retail REITs 2.0%
Brixmor Property Group, Inc. ........................... United States 1,418,819 39,272,910
Semiconductors & Semiconductor Equipment 1.5%
NXP Semiconductors NV ............................. Netherlands 130,252 29,662,288

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 3.5%
a
Adobe, Inc. ........................................ United States 108,079 $ 38,124,867
Gen Digital, Inc. .................................... United States 1,091,294 30,981,837
69,106,704
Specialized REITs 1.9%
American Tower Corp. ................................ United States 191,694 36,866,590
Specialty Retail 1.7%
a
Ulta Beauty, Inc. .................................... United States 61,592 33,675,426
Tobacco 1.5%
British American Tobacco plc ........................... United Kingdom 546,221 29,052,026
Trading Companies & Distributors 3.2%
AerCap Holdings NV ................................. Ireland 228,528 27,651,888
Ferguson Enterprises, Inc. ............................ United States 155,431 34,906,694
62,558,582
Total Common Stocks (Cost $ 1,348,088,815 ) ..................................
1,816,166,818
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 125,422 591,890
Total Warrants (Cost $ 602,025 ) ..............................................
591,890
Principal
Amount
*
Corporate Bonds 0.3%
Specialty Retail 0.3%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 7,912,000 6,646,080
Total Corporate Bonds (Cost $ 5,297,195 ) .....................................
6,646,080
Senior Floating Rate Interests 2.6%
e
Commercial Services & Supplies 1.1%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.179% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 11,039,494 10,528,917
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.429% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 11,395,288 10,876,860
21,405,777
a a a a a a
Media 0.3%
e
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.053% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 5,756,500 5,044,133
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.778% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,794,046 8,810,535
Specialty Retail 0.8%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 15,652,889 14,823,052
Total Senior Floating Rate Interests (Cost $ 48,369,736 ) ........................
50,083,497

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 159 .
a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,f
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 347,093 $ —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 6,301,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 1,402,357,771 ) ...........................
1,873,488,285
a
Short Term Investments 4.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
g
U.S. Treasury Bills ,
2.01%, 10/02/25 ................................... United States 1,000,000 999,888
3.8%, 10/16/25 ................................... United States 500,000 499,157
1,499,045
Total U.S. Government and Agency Securities (Cost $ 1,499,047 ) ................
1,499,045
Shares
Money Market Funds 4.3%
h,i
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 83,628,599 83,628,599
Total Money Market Funds (Cost $ 83,628,599 ) ................................
83,628,599
Total Short Term Investments (Cost $ 85,127,646 ) ..............................
85,127,644
a
Total Investments (Cost $ 1,487,485,417 ) 100.0% ..............................
$1,958,615,929
Other Assets, less Liabilities (0.0) %
†
.........................................
(1,553,986)
Net Assets 100.0% .........................................................
$1,957,061,943
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the value of this security was $6,646,080, representing 0.3% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The rate shown represents the yield at period end.
h
See Note 6 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Rising Dividends VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 4.0%
General Dynamics Corp. .............................. United States 81,633 $ 27,836,853
RTX Corp. ........................................ United States 222,088 37,161,985
64,998,838
Banks 3.2%
JPMorgan Chase & Co. ............................... United States 160,292 50,560,906
Beverages 1.2%
PepsiCo, Inc. ...................................... United States 138,345 19,429,172
Biotechnology 1.7%
AbbVie, Inc. ....................................... United States 118,521 27,442,352
Building Products 2.9%
Carlisle Cos., Inc. ................................... United States 52,170 17,161,843
Johnson Controls International plc ....................... United States 263,609 28,983,810
46,145,653
Capital Markets 7.4%
Ares Management Corp. , A ............................ United States 118,275 18,910,990
Charles Schwab Corp. (The) ........................... United States 318,759 30,431,922
Morgan Stanley ..................................... United States 230,692 36,670,800
Nasdaq, Inc. ....................................... United States 370,564 32,776,386
118,790,098
Chemicals 6.0%
Air Products and Chemicals, Inc. ........................ United States 64,427 17,570,531
Ecolab, Inc. ........................................ United States 75,023 20,545,799
Linde plc .......................................... United States 96,642 45,904,950
Sherwin-Williams Co. (The) ............................ United States 36,221 12,541,884
96,563,164
Commercial Services & Supplies 1.5%
Cintas Corp. ....................................... United States 115,675 23,743,450
Consumer Staples Distribution & Retail 3.7%
Casey's General Stores, Inc. ........................... United States 28,492 16,107,098
Walmart, Inc. ...................................... United States 425,521 43,854,194
59,961,292
Electric Utilities 1.0%
NextEra Energy, Inc. ................................. United States 207,309 15,649,756
Electrical Equipment 1.9%
nVent Electric plc ................................... United States 304,877 30,073,067
Financial Services 3.2%
Visa, Inc. , A ........................................ United States 149,710 51,108,000
Food Products 0.6%
McCormick & Co., Inc. ............................... United States 154,554 10,341,208
Health Care Equipment & Supplies 6.6%
Abbott Laboratories .................................. United States 256,430 34,346,234
Becton Dickinson & Co. ............................... United States 81,020 15,164,513
STERIS plc ........................................ United States 60,674 15,013,175
Stryker Corp. ...................................... United States 111,828 41,339,457
105,863,379
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ................................... United States 103,385 31,417,668

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 0.7%
DR Horton, Inc. ..................................... United States 64,772 $ 10,976,911
Household Products 2.2%
Colgate-Palmolive Co. ............................... United States 126,137 10,083,392
Procter & Gamble Co. (The) ........................... United States 167,678 25,763,724
35,847,116
Industrial Conglomerates 1.6%
Honeywell International, Inc. ........................... United States 119,033 25,056,446
Insurance 1.5%
Erie Indemnity Co. , A ................................. United States 33,846 10,768,443
Marsh & McLennan Cos., Inc. .......................... United States 68,656 13,836,244
24,604,687
IT Services 1.7%
Accenture plc , A .................................... Ireland 113,103 27,891,200
Life Sciences Tools & Services 1.7%
Danaher Corp. ..................................... United States 70,952 14,066,943
West Pharmaceutical Services, Inc. ...................... United States 47,693 12,511,305
26,578,248
Machinery 1.2%
Parker-Hannifin Corp. ................................ United States 25,370 19,234,265
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp. ..................................... United States 125,243 19,448,985
EOG Resources, Inc. ................................ United States 82,383 9,236,782
Exxon Mobil Corp. ................................... United States 121,401 13,687,963
42,373,730
Pharmaceuticals 3.5%
Eli Lilly & Co. ...................................... United States 34,695 26,472,285
Johnson & Johnson ................................. United States 160,471 29,754,533
56,226,818
Semiconductors & Semiconductor Equipment 10.7%
Analog Devices, Inc. ................................. United States 127,605 31,352,549
Applied Materials, Inc. ................................ United States 76,083 15,577,233
Broadcom, Inc. ..................................... United States 259,336 85,557,540
Texas Instruments, Inc. ............................... United States 209,878 38,560,885
171,048,207
Software 15.3%
Microsoft Corp. ..................................... United States 291,347 150,903,179
Oracle Corp. ....................................... United States 210,994 59,339,952
Roper Technologies, Inc. .............................. United States 71,259 35,536,151
245,779,282
Specialty Retail 3.8%
Lowe's Cos., Inc. .................................... United States 113,951 28,637,026
Ross Stores, Inc. ................................... United States 152,060 23,172,423
Tractor Supply Co. .................................. United States 149,319 8,491,772
60,301,221
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc. ........................................ United States 222,925 56,763,393

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. , B ....................................... United States 102,222 $ 7,127,940
Trading Companies & Distributors 1.3%
WW Grainger, Inc. ................................... United States 22,653 21,587,403
Total Common Stocks (Cost $ 670,832,018 ) ...................................
1,583,484,870
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.5%
a,b
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 23,562,179 23,562,179
Total Money Market Funds (Cost $ 23,562,179 ) ................................
23,562,179
Total Short Term Investments (Cost $ 23,562,179 ) ..............................
23,562,179
a
Total Investments (Cost $ 694,394,197 ) 100.1% ................................
$1,607,047,049
Other Assets, less Liabilities (0.1) % .........................................
(1,132,696)
Net Assets 100.0% .........................................................
$1,605,914,353
a a a
a
See Note 6 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Small Cap Value VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 7.7%
Babcock International Group plc ........................ United Kingdom 754,076 $ 13,566,201
Melrose Industries plc ................................ United Kingdom 2,885,898 23,759,241
QinetiQ Group plc ................................... United Kingdom 4,195,117 31,179,366
Senior plc ......................................... United Kingdom 6,448,089 17,252,011
85,756,819
Banks 18.8%
Atlantic Union Bankshares Corp. ........................ United States 555,592 19,606,842
Camden National Corp. ............................... United States 270,631 10,443,650
Columbia Banking System, Inc. ......................... United States 1,030,684 26,529,806
First Bancorp ...................................... United States 396,941 20,994,209
First Commonwealth Financial Corp. ..................... United States 684,631 11,672,959
First Interstate BancSystem, Inc. , A ...................... United States 733,821 23,386,875
German American Bancorp, Inc. ........................ United States 312,707 12,280,004
Peoples Bancorp, Inc. ................................ United States 183,745 5,510,513
Seacoast Banking Corp. of Florida ...................... United States 441,625 13,438,649
SouthState Bank Corp. ............................... United States 272,530 26,945,041
TriCo Bancshares ................................... United States 309,914 13,763,281
Washington Trust Bancorp, Inc. ......................... United States 89,455 2,585,249
WSFS Financial Corp. ................................ United States 430,488 23,216,218
210,373,296
Building Products 2.0%
a
American Woodmark Corp. ............................ United States 78,546 5,243,731
a
Resideo Technologies, Inc. ............................ United States 276,698 11,947,820
UFP Industries, Inc. .................................. United States 60,404 5,647,170
22,838,721
Capital Markets 3.5%
Piper Sandler Cos. .................................. United States 27,921 9,688,308
a
Rosebank Industries plc .............................. Jersey 2,077,313 10,155,863
Victory Capital Holdings, Inc. , A ......................... United States 297,337 19,255,544
39,099,715
Chemicals 4.0%
Ashland, Inc. ....................................... United States 40,585 1,944,428
Avient Corp. ....................................... United States 618,840 20,390,778
Elementis plc ...................................... United Kingdom 10,185,228 22,301,065
44,636,271
Commercial Services & Supplies 1.4%
Brady Corp. , A ..................................... United States 61,339 4,786,282
HNI Corp. ......................................... United States 147,122 6,892,666
MSA Safety, Inc. .................................... United States 25,494 4,386,752
16,065,700
Construction & Engineering 3.0%
Valmont Industries, Inc. ............................... United States 81,074 31,434,822
WillScot Holdings Corp. ............................... United States 115,901 2,446,670
33,881,492
Consumer Finance 1.5%
Bread Financial Holdings, Inc. .......................... United States 297,041 16,565,977
Diversified REITs 0.7%
Alexander & Baldwin, Inc. ............................. United States 424,602 7,723,510
Electric Utilities 0.6%
IDACORP, Inc. ..................................... United States 46,807 6,185,545

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.9%
Regal Rexnord Corp. ................................ United States 145,881 $ 20,925,171
Electronic Equipment, Instruments & Components 6.2%
Benchmark Electronics, Inc. ........................... United States 485,758 18,725,971
a
Knowles Corp. ..................................... United States 817,752 19,061,799
a
Sanmina Corp. ..................................... United States 24,578 2,829,174
a
TTM Technologies, Inc. ............................... United States 23,992 1,381,939
Vontier Corp. ....................................... United States 660,919 27,738,770
69,737,653
Energy Equipment & Services 3.0%
Hunting plc ........................................ United Kingdom 1,727,831 7,865,927
Liberty Energy, Inc. , A ................................ United States 1,040,912 12,844,854
Select Water Solutions, Inc. , A .......................... United States 848,081 9,065,986
TechnipFMC plc .................................... United Kingdom 103,898 4,098,776
33,875,543
Ground Transportation 0.8%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 27,717 1,095,098
a
RXO, Inc. ......................................... United States 505,494 7,774,498
8,869,596
Health Care Equipment & Supplies 2.7%
a
Envista Holdings Corp. ............................... United States 1,479,660 30,140,674
Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp. ................................. United States 188,727 16,315,449
Cracker Barrel Old Country Store, Inc. .................... United States 162,406 7,155,608
a
Hilton Grand Vacations, Inc. ........................... United States 248,723 10,399,109
Wyndham Hotels & Resorts, Inc. ........................ United States 63,134 5,044,407
38,914,573
Household Durables 2.0%
Century Communities, Inc. ............................ United States 34,171 2,165,417
La-Z-Boy, Inc. ...................................... United States 251,153 8,619,571
a
M/I Homes, Inc. ..................................... United States 30,573 4,415,964
Meritage Homes Corp. ............................... United States 44,877 3,250,441
a
Taylor Morrison Home Corp. , A ......................... United States 66,618 4,397,454
22,848,847
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 110,648 3,904,768
Insurance 6.8%
CNO Financial Group, Inc. ............................ United States 739,083 29,230,733
Hanover Insurance Group, Inc. (The) ..................... United States 63,929 11,611,424
Horace Mann Educators Corp. ......................... United States 609,327 27,523,301
Selective Insurance Group, Inc. ......................... United States 93,483 7,578,667
a
TWFG, Inc. , A ...................................... United States 1,819 49,913
75,994,038
Leisure Products 3.4%
BRP, Inc. .......................................... United States 93,265 5,670,823
Brunswick Corp. .................................... United States 175,196 11,079,395
a
Mattel, Inc. ........................................ United States 1,268,545 21,349,612
38,099,830
Life Sciences Tools & Services 0.3%
Bruker Corp. ....................................... United States 95,584 3,105,524

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 4.8%
a
Gates Industrial Corp. plc ............................. United States 1,092,243 $ 27,109,471
a
Middleby Corp. (The) ................................ United States 100,709 13,387,247
Mueller Water Products, Inc. , A ......................... United States 515,495 13,155,433
53,652,151
Metals & Mining 3.8%
Commercial Metals Co. ............................... United States 536,299 30,719,207
Ryerson Holding Corp. ............................... United States 494,170 11,296,726
42,015,933
Multi-Utilities 0.5%
Black Hills Corp. .................................... United States 89,636 5,520,681
Oil, Gas & Consumable Fuels 0.8%
Whitecap Resources, Inc. ............................. Canada 1,098,106 8,379,597
Paper & Forest Products 0.7%
Louisiana-Pacific Corp. ............................... United States 92,394 8,208,283
Residential REITs 0.9%
Independence Realty Trust, Inc. ........................ United States 634,129 10,393,374
Retail REITs 0.7%
Kite Realty Group Trust ............................... United States 331,609 7,394,881
Semiconductors & Semiconductor Equipment 3.5%
MKS, Inc. ......................................... United States 237,730 29,423,842
a
Onto Innovation, Inc. ................................. United States 72,721 9,397,008
38,820,850
Software 3.2%
a
ACI Worldwide, Inc. .................................. United States 686,927 36,249,138
Specialty Retail 2.6%
Bath & Body Works, Inc. .............................. United States 44,979 1,158,659
Gap, Inc. (The) ..................................... United States 1,064,635 22,772,543
Group 1 Automotive, Inc. .............................. United States 13,014 5,693,755
29,624,957
Textiles, Apparel & Luxury Goods 1.4%
a
Crocs, Inc. ........................................ United States 71,607 5,982,765
Dr. Martens plc ..................................... United Kingdom 7,325,664 9,788,245
15,771,010
Trading Companies & Distributors 1.1%
McGrath RentCorp .................................. United States 107,282 12,584,179
Total Common Stocks (Cost $ 886,806,356 ) ...................................
1,098,158,297

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 159 .
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 17,339,844 $ 17,339,844
Total Money Market Funds (Cost $ 17,339,844 ) ................................
17,339,844
Total Short Term Investments (Cost $ 17,339,844 ) ..............................
17,339,844
a
Total Investments (Cost $ 904,146,200 ) 99.8% .................................
$1,115,498,141
Other Assets, less Liabilities 0.2% ...........................................
3,169,409
Net Assets 100.0% .........................................................
$1,118,667,550
a a a
a
Non-income producing.
b
See Note 6 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Small-Mid Cap Growth VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 6.9%
a
Axon Enterprise, Inc. ................................. United States 13,374 $ 9,597,717
BWX Technologies, Inc. .............................. United States 38,500 7,098,245
Howmet Aerospace, Inc. .............................. United States 51,898 10,183,945
a
StandardAero, Inc. .................................. United States 91,999 2,510,653
29,390,560
Banks 1.0%
Fifth Third Bancorp .................................. United States 93,100 4,147,605
Biotechnology 4.7%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 17,900 8,162,400
a
Ascendis Pharma A/S , ADR ........................... Denmark 5,504 1,094,250
a
CG oncology, Inc. ................................... United States 42,400 1,707,872
a
Insmed, Inc. ....................................... United States 23,700 3,413,037
a
Natera, Inc. ........................................ United States 35,500 5,714,435
20,091,994
Building Products 1.4%
AAON, Inc. ........................................ United States 64,000 5,980,160
Capital Markets 8.2%
Ares Management Corp. , A ............................ United States 62,600 10,009,114
Blue Owl Capital, Inc. , A .............................. United States 315,970 5,349,372
LPL Financial Holdings, Inc. ........................... United States 15,300 5,090,157
MSCI, Inc. , A ....................................... United States 12,001 6,809,488
Nasdaq, Inc. ....................................... United States 48,500 4,289,825
Tradeweb Markets, Inc. , A ............................. United States 32,400 3,595,752
35,143,708
Consumer Staples Distribution & Retail 0.7%
Casey's General Stores, Inc. ........................... United States 4,942 2,793,811
Electrical Equipment 3.3%
AMETEK, Inc. ...................................... United States 29,100 5,470,800
Vertiv Holdings Co. , A ................................ United States 58,078 8,761,647
14,232,447
Entertainment 4.5%
a
ROBLOX Corp. , A ................................... United States 139,300 19,295,836
Financial Services 0.5%
a
Paymentus Holdings, Inc. , A ........................... United States 71,611 2,191,297
Food Products 0.3%
a
Freshpet, Inc. ...................................... United States 23,400 1,289,574
Ground Transportation 0.9%
Old Dominion Freight Line, Inc. ......................... United States 26,811 3,774,453
Health Care Equipment & Supplies 3.8%
a
Dexcom, Inc. ....................................... United States 104,552 7,035,304
a
IDEXX Laboratories, Inc. .............................. United States 7,964 5,088,120
a
Penumbra, Inc. ..................................... United States 16,572 4,198,019
16,321,443
Health Care Providers & Services 2.3%
Cencora, Inc. ...................................... United States 23,256 7,268,198
a
HealthEquity, Inc. ................................... United States 24,800 2,350,296
9,618,494

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Technology 2.0%
a
Veeva Systems, Inc. , A ............................... United States 28,400 $ 8,460,644
Hotels, Restaurants & Leisure 12.1%
a
Cava Group, Inc. .................................... United States 81,068 4,897,318
a
DoorDash, Inc. , A ................................... United States 42,402 11,532,920
Hilton Worldwide Holdings, Inc. ......................... United States 28,239 7,326,326
Marriott International, Inc. , A ........................... United States 17,200 4,479,568
Royal Caribbean Cruises Ltd. .......................... United States 41,905 13,559,620
Texas Roadhouse, Inc. , A ............................. United States 31,800 5,283,570
Wingstop, Inc. ...................................... United States 18,453 4,644,251
51,723,573
Household Durables 1.1%
a
NVR, Inc. ......................................... United States 582 4,676,172
Independent Power and Renewable Electricity Producers 1.8%
Vistra Corp. ........................................ United States 40,012 7,839,151
Insurance 0.0%
†
a
Accelerant Holdings , A ............................... United States 2,700 40,203
Interactive Media & Services 1.1%
a
Pinterest, Inc. , A .................................... United States 151,600 4,876,972
IT Services 1.5%
a
Cloudflare, Inc. , A ................................... United States 30,334 6,509,373
Leisure Products 1.3%
a,b,c
Fanatics Holdings, Inc. ............................... United States 94,539 5,671,713
Life Sciences Tools & Services 0.9%
a
Repligen Corp. ..................................... United States 30,014 4,011,971
Machinery 1.3%
Xylem, Inc. ........................................ United States 38,300 5,649,250
Media 2.1%
a
Blaize Events & Media, Inc. ............................ United States 229,556 791,968
a,b
Blaize Events & Media, Inc. ............................ United States 30,660 —
New York Times Co. (The) , A ........................... United States 88,700 5,091,380
a
Trade Desk, Inc. (The) , A .............................. United States 60,474 2,963,831
8,847,179
Oil, Gas & Consumable Fuels 2.0%
Cheniere Energy, Inc. ................................ United States 11,902 2,796,732
Targa Resources Corp. ............................... United States 34,317 5,749,470
8,546,202
Personal Care Products 0.3%
a
BellRing Brands, Inc. ................................. United States 28,700 1,043,245
Professional Services 4.0%
Paychex, Inc. ...................................... United States 45,200 5,729,552
TransUnion ........................................ United States 34,300 2,873,654
Verisk Analytics, Inc. , A ............................... United States 32,700 8,224,377
16,827,583
Real Estate Management & Development 0.2%
a
Jones Lang LaSalle, Inc. .............................. United States 2,797 834,289
Residential REITs 0.7%
Equity LifeStyle Properties, Inc. ......................... United States 46,767 2,838,757

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 5.3%
a
Astera Labs, Inc. .................................... United States 5,257 $ 1,029,321
a,b
Blaize Holdings, Inc. ................................. United States 10,198 —
a
Lattice Semiconductor Corp. ........................... United States 98,995 7,258,313
Monolithic Power Systems, Inc. ......................... United States 10,039 9,242,305
a
Onto Innovation, Inc. ................................. United States 26,500 3,424,330
a
SiTime Corp. ....................................... United States 4,981 1,500,825
22,455,094
Software 10.7%
a
Alkami Technology, Inc. ............................... United States 111,803 2,777,187
a
Arteris, Inc. ........................................ United States 161,800 1,634,180
a
Datadog, Inc. , A .................................... United States 71,000 10,110,400
a
Fair Isaac Corp. .................................... United States 4,600 6,884,038
a
HubSpot, Inc. ...................................... United States 13,900 6,502,420
a
Manhattan Associates, Inc. ............................ United States 25,500 5,226,990
a,d
Netskope, Inc. , A .................................... United States 16,102 365,998
a,b,c
Plaid, Inc. , A ....................................... Japan 3,377 622,753
a
Procore Technologies, Inc. ............................ United States 65,740 4,793,761
a,d
SailPoint, Inc. ...................................... United States 66,600 1,470,528
a
Tyler Technologies, Inc. ............................... United States 10,200 5,336,232
45,724,487
Specialty Retail 7.3%
a
AutoZone, Inc. ..................................... United States 1,700 7,293,408
a
Boot Barn Holdings, Inc. .............................. United States 6,901 1,143,634
a
Burlington Stores, Inc. ................................ United States 28,500 7,253,250
a
Carvana Co. , A ..................................... United States 17,106 6,453,067
Tractor Supply Co. .................................. United States 155,585 8,848,119
30,991,478
Trading Companies & Distributors 2.1%
Fastenal Co. ....................................... United States 71,300 3,496,552
United Rentals, Inc. .................................. United States 5,900 5,632,494
9,129,046
Total Common Stocks (Cost $ 277,519,047 ) ...................................
410,967,764
Convertible Preferred Stocks 2.1%
Aerospace & Defense 0.5%
a,b,c
Anduril Industries, Inc. , F .............................. United States 45,571 2,103,653
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 48,915 936,222
Software 1.4%
a,b,c
Benchling, Inc. , F ................................... United States 35,200 354,744
a,b,c
Databricks, Inc. , G .................................. United States 25,878 3,881,700
a,b,c
OneTrust LLC , C .................................... United States 82,367 1,465,091
5,701,535
Total Convertible Preferred Stocks (Cost $ 6,321,492 ) ..........................
8,741,410
Total Long Term Investments (Cost $ 283,840,539 ) .............................
419,709,174
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 159 .
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.7%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 7,277,337 $ 7,277,337
Total Money Market Funds (Cost $ 7,277,337 ) .................................
7,277,337
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 1,825,240 1,825,240
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,825,240 ) ..........................................................
1,825,240
Total Short Term Investments (Cost $ 9,102,577 ) ...............................
9,102,577
a
Total Investments (Cost $ 292,943,116 ) 100.5% ................................
$428,811,751
Other Assets, less Liabilities (0.5) % .........................................
(2,266,619)
Net Assets 100.0% .........................................................
$426,545,132
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
A portion or all of the security is on loan at September 30, 2025.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.1%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 30,412 $ 1,293
Machinery 0.1%
b
UTEX Industries, Inc. ................................ United States 1,757 89,363
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. ................................ United States 431 2,263
Birch Permian Holdings, Inc. ........................... United States 4,478 20,896
23,159
Total Common Stocks (Cost $ 991,676 ) .......................................
113,815
Warrants
Warrants 0.0%
Machinery 0.0%
a,b
UTEX Industries, Inc. , 12/05/25 ......................... United States 150 —
Total Warrants (Cost $ 133 ) .................................................
—
Principal
Amount
*
Corporate Bonds 49.0%
Aerospace & Defense 1.5%
c
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 200,000 205,906
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 150,000 154,769
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 700,000 670,918
Senior Bond , 6.875% , 3/15/39 ........................ United States 300,000 339,962
Senior Note , 5.15% , 5/01/30 ......................... United States 700,000 718,549
c
Bombardier, Inc. ,
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 335,000 350,555
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 250,000 261,202
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 600,000 611,055
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 250,000 256,711
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 70,000 70,838
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 395,000 408,696
4,049,161
Automobile Components 0.5%
c
Adient Global Holdings Ltd. ,
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 250,000 259,059
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 200,000 205,311
c ,d
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 140,000 139,851
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 145,000 148,304
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 600,000 516,774
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 200,000 203,037
1,472,336
Automobiles 0.3%
c
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 150,000 154,124

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
c
Hyundai Capital America, (continued)
Senior Note , 144A, 4.75% , 9/26/31 .................... United States 500,000 $ 501,191
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 200,000 199,681
854,996
Banks 4.8%
c
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 250,000 254,893
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 300,000 272,402
Bank of America Corp. ,
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 800,000 800,125
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 114,000 106,546
c
BNP Paribas SA , Senior Preferred Note , 144A, 5.176% to
1/08/29, FRN thereafter , 1/09/30 ...................... France 1,000,000 1,026,801
c
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 800,000 781,036
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 800,000 800,617
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 800,000 838,933
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 800,000 744,010
Senior Bond , 2.357% to 8/17/30, FRN thereafter , 8/18/31 ... United Kingdom 300,000 271,587
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 550,000 559,501
Huntington Bancshares, Inc. , Senior Bond , 5.709% to 2/01/34,
FRN thereafter , 2/02/35 ............................. United States 800,000 834,096
JPMorgan Chase & Co. ,
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 300,000 311,917
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 185,000 191,920
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 500,000 521,200
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 800,000 785,242
c
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................. France 800,000 717,308
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 700,000 687,442
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 1,000,000 1,013,257
c
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 500,000 461,339
Wells Fargo & Co. ,
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 800,000 847,507
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 450,000 463,524
13,291,203
Beverages 0.2%
c
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. , Senior
Secured Note , 144A, 4.375% , 4/30/29 .................. United States 500,000 485,696
Biotechnology 0.5%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 400,000 389,163
Senior Bond , 5.25% , 3/02/33 ......................... United States 700,000 725,304

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 200,000 $ 194,456
1,308,923
Broadline Retail 0.2%
b ,c ,e
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 1,036,360 —
b ,c ,e
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 564,697 —
c
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 400,000 413,416
413,416
Building Products 0.8%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 75,000 75,941
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 50,000 50,810
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 300,000 308,363
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 800,000 843,341
c
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 100,000 104,045
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 150,000 155,494
c
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 100,000 102,704
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 330,000 334,721
c
Standard Industries, Inc. , Senior Bond , 144A, 3.375% , 1/15/31 . United States 200,000 181,288
2,156,707
Capital Markets 1.6%
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 370,000 330,327
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 1,000,000 976,590
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 750,000 760,732
Morgan Stanley ,
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 200,000 208,378
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 44,000 46,147
c
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 1,200,000 1,072,843
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 150,000 154,518
c
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 300,000 315,728
UBS Group AG , Senior Note , 4.55% , 4/17/26 ..............
Switzerland 400,000 401,115
4,266,378
Chemicals 0.8%
c ,f
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 364,651 308,586
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 200,000 203,255
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 300,000 318,375
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 800,000 775,994
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 150,000 158,515
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 65,000 66,458
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 115,000 116,021

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 300,000 $ 321,635
2,268,839
Commercial Services & Supplies 0.9%
c
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 300,000 314,811
c
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 33,622
c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 900,000 876,116
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 400,000 410,316
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 150,000 161,172
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 100,000 103,830
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 500,000 521,802
2,421,669
Communications Equipment 0.3%
Motorola Solutions, Inc. , Senior Bond , 5.4% , 4/15/34 .........
United States 800,000 829,567
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 100,000 93,965
923,532
Construction & Engineering 0.3%
c
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........... United States 800,000 778,605
Consumer Finance 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 800,000 719,212
c
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 800,000 804,783
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 900,000 920,625
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 600,000 620,915
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......
United States 200,000 197,898
3,263,433
Consumer Staples Distribution & Retail 0.1%
c
US Foods, Inc. ,
Senior Note , 144A, 6.875% , 9/15/28 ................... United States 300,000 309,570
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 100,000 100,774
410,344
Containers & Packaging 0.4%
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 650,000 667,287
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 425,000 416,725
1,084,012
Distributors 0.1%
c
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 275,000 287,967
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 700,000 690,118
Diversified REITs 0.3%
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 400,000 388,591

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ...........
United States 450,000 $ 461,085
849,676
Diversified Telecommunication Services 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 300,000 273,207
c
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 200,000 210,846
c
Maya SAS ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 600,000 610,119
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 525,000 536,054
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..
United States 1,000,000 877,228
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 400,000 377,488
2,884,942
Electric Utilities 1.8%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 335,000 334,663
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 110,000 110,430
c
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 198,982 215,345
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 ...........
United States 600,000 552,493
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 100,000 103,634
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 305,000 303,028
c
Energo - Pro A/S , Senior Note , 144A, 11% , 11/02/28 ......... Czech Republic 200,000 211,291
c ,d
NRG Energy, Inc. , Senior Bond , 144A, 6% , 1/15/36 .......... United States 665,000 665,511
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ............
United States 400,000 341,530
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 .
United States 85,000 93,740
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 1,100,000 1,077,775
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 500,000 496,358
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 .............
United States 500,000 517,575
5,023,373
Electronic Equipment, Instruments & Components 0.4%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 800,000 770,105
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 308,366
1,078,471
Energy Equipment & Services 0.9%
c
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 400,000 422,610
c
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 600,000 623,031
c
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 500,000 466,035
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 100,000 84,767
c
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 100,000 98,670
c
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 450,000 473,821
c ,d
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 360,000 360,475
2,529,409

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.3%
c
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7% , 5/01/29 ................ France 300,000 EUR $ 366,068
Senior Secured Note , 144A, 8.125% , 5/01/29 ............ France 32,323 33,598
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ....
United States 300,000 289,751
689,417
Financial Services 1.5%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 500,000 533,959
c
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 200,000 200,986
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 450,000 472,041
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 150,000 154,656
c
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 400,000 423,732
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 United States 700,000 700,392
c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 350,000 354,822
c
Osaic Holdings, Inc. , Senior Note , 144A, 8% , 8/01/33 ........ United States 100,000 103,725
c
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 600,000 619,656
c
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 .......... United States 400,000 371,795
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 150,000 155,005
4,090,769
Food Products 0.7%
c ,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 104,195 110,680
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 100,000 104,400
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 200,482
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 200,000 191,837
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 373,341
c
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 945,000 966,410
1,947,150
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 300,000 208,040
Ground Transportation 1.0%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 209,702
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 120,000 124,848
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 500,000 476,005
c
SMBC Aviation Capital Finance DAC , Senior Bond , 144A, 5.7% ,
7/25/33 ......................................... Ireland 800,000 837,220
c
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 211,325
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 365,000 378,109
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 600,000 631,559
2,868,768
Health Care Equipment & Supplies 0.5%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 800,000 834,750

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 500,000 $ 469,399
1,304,149
Health Care Providers & Services 2.5%
c
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 200,000 194,314
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 500,000 512,875
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 800,000 823,757
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 200,000 207,926
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ......................... United States 400,000 351,229
Senior Bond , 5.3% , 6/01/33 .......................... United States 500,000 511,988
Senior Bond , 2.7% , 8/21/40 .......................... United States 600,000 427,465
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 800,000 767,359
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 ...................
United States 1,300,000 1,242,103
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 210,043
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 700,000 691,733
c ,f
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 70,615 73,325
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 321,292 261,621
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 .
United States 500,000 507,004
6,782,742
Health Care REITs 0.7%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 1.875% , 2/01/33 ........................ United States 1,000,000 821,860
Senior Bond , 5.25% , 5/15/36 ......................... United States 250,000 251,571
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5% , 10/15/27 .......................... United States 400,000 387,883
Senior Bond , 3.5% , 3/15/31 .......................... United States 300,000 220,903
c
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 100,000 106,333
1,788,550
Health Care Technology 0.2%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 650,000 669,104
Hotel & Resort REITs 0.5%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 200,000 203,149
c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 700,000 720,185
c
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ....... United States 400,000 392,085
1,315,419
Hotels, Restaurants & Leisure 2.2%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 700,000 660,428
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 600,000 623,008
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 405,000 387,528
Senior Note , 144A, 6% , 10/15/32 ..................... United States 100,000 98,559
c
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 1,000,000 1,021,656

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 500,000 $ 469,554
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 500,000 494,793
c
NCL Corp. Ltd. ,
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 300,000 308,717
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 190,000 191,102
c ,d
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 150,000 151,431
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 100,000 102,040
Senior Note , 144A, 6% , 2/01/33 ...................... United States 600,000 615,528
c ,d
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 465,000 465,908
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 300,000 323,151
5,913,403
Household Durables 0.4%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 165,000 166,565
c
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 70,000 71,825
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 105,000 107,717
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 50,000 49,665
Senior Note , 6.625% , 5/15/32 ........................ United States 50,000 49,470
c
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 200,000 212,047
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 500,000 490,018
1,147,307
Household Products 0.1%
c
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 United States 400,000 373,715
Independent Power and Renewable Electricity Producers 1.5%
c
AES Andes SA ,
Senior Note , 144A, 6.3% , 3/15/29 ..................... Chile 400,000 418,721
Senior Note , 144A, 6.25% , 3/14/32 .................... Chile 200,000 209,635
c
Atlantica Sustainable Infrastructure Ltd. , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 900,000 881,135
c
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 500,000 459,349
Constellation Energy Generation LLC , Senior Bond , 6.125% ,
1/15/34 ......................................... United States 200,000 217,799
c
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 945,849
c
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ......................................... United States 800,000 849,747
3,982,235
Insurance 1.8%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 300,000 315,202
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 500,000 521,265
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 100,000 103,168
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 600,000 611,112

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
(continued)
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 200,000 $ 206,804
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 250,000 255,288
c
Athene Global Funding ,
Secured Note , 144A, 5.033% , 7/17/30 .................. United States 450,000 457,425
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 150,000 152,084
Brown & Brown, Inc. , Senior Bond , 5.65% , 6/11/34 ..........
United States 800,000 830,486
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 200,000 208,636
c
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 700,000 731,017
c
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 400,000 440,823
4,833,310
Interactive Media & Services 0.0%
†
c
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 40,000 40,928
IT Services 0.6%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 900,000 874,508
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 425,000 413,413
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 300,000 314,487
1,602,408
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 450,000 391,426
Machinery 0.6%
c
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 400,000 383,612
c
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 300,000 308,566
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 300,000 307,951
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 700,000 713,661
1,713,790
Media 2.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 1,300,000 1,173,220
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 100,000 105,075
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 500,000 523,142
c
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ..... United States 200,000 129,145
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 500,000 494,486
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 287,000 286,895
c
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 350,000 328,847
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 500,000 550,658
c
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 185,000 189,165
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 220,000 218,147
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 400,000 415,926

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 380,000 $ 365,539
Paramount Global , Senior Bond , 4.2% , 5/19/32 .............
United States 800,000 745,570
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 500,000 513,538
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 125,000 133,313
6,172,666
Metals & Mining 0.6%
c ,d
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 135,000 136,831
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 300,000 289,648
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 250,000 252,768
c
POSCO , Senior Note , 144A, 5.625% , 1/17/26 .............. South Korea 850,000 853,178
1,532,425
Mortgage Real Estate Investment Trusts (REITs) 0.1%
c ,d
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 240,000 240,151
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .......
United States 1,150,000 1,128,287
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 600,000 610,555
1,738,842
Oil, Gas & Consumable Fuels 5.0%
c
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 900,000 823,375
c
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .. United States 598,000 611,087
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 400,000 410,000
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 350,000 308,438
c
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 220,000 214,382
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 460,000 466,471
c
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 700,000 676,793
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 1,200,000 1,263,315
c
Energy Transfer LP , Senior Note , 144A, 6% , 2/01/29 ......... United States 400,000 405,710
c
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 200,000 198,108
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 300,000 306,002
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 300,000 309,589
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.25% , 4/15/32 ................................... United States 200,000 192,008
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 600,000 617,872
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 800,000 805,253
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 500,000 504,305
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,484
c
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 350,000 342,037
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 1,600,000 1,606,282
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ........................... United States 500,000 500,164
Senior Note , 4.5% , 5/15/29 .......................... United States 900,000 878,650

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 300,000 $ 283,357
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 300,000 287,754
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 700,000 735,473
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 200,000 225,867
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 60,000 63,768
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 200,000 221,127
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 40,000 42,131
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 204,000 207,538
13,711,340
Passenger Airlines 0.5%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 900,000 904,118
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5% , 10/20/25 ............................... United States 92,000 91,889
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 200,000 210,503
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 143,097 143,000
1,349,510
Personal Care Products 0.2%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 625,000 641,016
Pharmaceuticals 0.9%
c
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 889,000 886,016
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 400,000 429,647
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 345,000 348,648
Royalty Pharma plc ,
Senior Bond , 5.2% , 9/25/35 .......................... United States 125,000 124,942
Senior Bond , 3.3% , 9/02/40 .......................... United States 500,000 383,796
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ................................... Israel 300,000 301,864
2,474,913
Professional Services 0.1%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 225,000 232,380
Real Estate Management & Development 0.1%
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 250,000 255,960
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 300,000 309,947
Semiconductors & Semiconductor Equipment 0.6%
c
Foundry JV Holdco LLC , Senior Secured Bond , 144A, 6.25% ,
1/25/35 ......................................... United States 800,000 857,226
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 835,000 805,775
1,663,001
Software 0.7%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 150,000 153,507
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 743,005

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp. ,
Senior Bond , 4.3% , 7/08/34 .......................... United States 900,000 $ 861,433
Senior Note , 4.8% , 9/26/32 .......................... United States 115,000 115,177
1,873,122
Specialized REITs 0.6%
c
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 900,000 928,166
c
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 525,000 534,324
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 175,000 175,567
1,638,057
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 900,000 929,575
c
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 300,000 305,975
1,235,550
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 50,000 50,959
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 200,000 204,423
c
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 115,000 115,145
370,527
Tobacco 0.4%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 210,000 207,906
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 800,000 835,704
1,043,610
Trading Companies & Distributors 0.8%
c
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 400,000 432,358
c
Herc Holdings, Inc. ,
Senior Note , 144A, 7% , 6/15/30 ...................... United States 200,000 207,908
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 100,000 104,470
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 450,000 467,053
c
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 500,000 520,537
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 500,000 515,415
2,247,741
Transportation Infrastructure 0.0%
†
c ,g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 2 .49% ,
9/30/36 ......................................... United States 153,333 117,020
Wireless Telecommunication Services 0.4%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 500,000 526,327
b ,g
Digicel Group Holdings Ltd. ,
29 .445% , 11/17/33 ................................ Bermuda 29,663 939
29 .45% , 11/17/33 ................................. Bermuda 10,459 1,282

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 600,000 $ 639,798
1,168,346
Total Corporate Bonds (Cost $ 134,626,802 ) ...................................
134,471,960
Senior Floating Rate Interests 2.3%
Aerospace & Defense 0.0%
†
h
TransDigm, Inc., First Lien, CME Term Loan, K , 6.252% , ( 3-month
SOFR + 2.25% ), 3/22/30 ............................ United States 70,000 70,010
Air Freight & Logistics 0.1%
h
Rand Parent LLC, First Lien, CME Term Loan, B , 7.296% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 130,248 129,876
h
Automobile Components 0.1%
d
American Axle & Manufacturing, Inc., First Lien, Incremental CME
Term Loan, C , 7.408% , ( 12-month SOFR + 3.25% ), 2/24/32 .. United States 33,085 32,960
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.913% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 80,000 80,150
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.18% , ( 1-month SOFR + 3.75% ), 10/04/28 ......... United States 36,512 36,060
First Brands Group LLC, First Lien, 2021 CME Term Loan , 9.57% ,
( 3-month SOFR + 5% ), 3/30/27 ....................... United States 77,696 28,248
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.07% , ( 3-month SOFR + 8.5% ), 3/30/28 ............... United States 107,744 8,325
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.699% , ( 3-month SOFR + 3.5% ), 2/13/30 ...... United States 45,261 45,488
231,231
a a a a a a
Automobiles 0.0%
†
h
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.013% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 78,730 71,260
Beverages 0.0%
†
h
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.546% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 55,433 55,487
Broadline Retail 0.0%
†
h
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.796% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 50,854 50,971
h
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan , 5.913% , ( 1-month
SOFR + 1.75% ), 5/14/29 ............................ United States 31,558 31,725
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan , 7.223% , ( 1-month SOFR + 3% ), 9/08/32 ... United States 10,208 10,231
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.65% , ( 1-month SOFR + 4.5% ), 5/15/31 ................ United States 122,363 112,039
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 35,149 35,034
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.413% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 42,094 42,168
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.413% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 27,448 27,462

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Building Products (continued)
d
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 7.166% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 7,869 $ 7,888
266,547
a a a a a a
h
Capital Markets 0.1%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan , 6.163% , ( 1-month SOFR + 2% ), 10/31/31 ...... United States 42,208 42,334
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 7.316% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 25,667 25,714
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.199% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 71,812 71,386
139,434
a a a a a a
h
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 6.752% ,
( 3-month SOFR + 2.75% ), 9/09/31 ..................... United States 25,405 25,453
Albaugh LLC, First Lien, Initial CME Term Loan , 7.913% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 59,437 59,554
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.413% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 83,496 75,877
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.513% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 41,659 37,840
Lummus Technology Holdings V LLC, First Lien, Amendment No.
4 Refinancing CME Term Loan, B , 6.663% , ( 1-month SOFR +
2.5% ), 12/31/29 ................................... United States 29,587 29,690
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.424% , ( 1-month SOFR + 3.25% ), 4/03/28 .. Netherlands 51,693 51,798
Paint Intermediate III LLC, First Lien, Initial CME Term Loan, B ,
7.242% , ( 3-month SOFR + 3% ), 10/09/31 ................ United States 69,825 69,851
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.197% , ( 6-month SOFR + 3% ), 1/31/29 ............. United States 42,089 42,181
d
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.517% , ( 12-month SOFR + 1.75% ), 9/17/32 ............. United States 25,210 25,273
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.728% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 58,965 47,792
465,309
a a a a a a
h
Commercial Services & Supplies 0.0%
†
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 7.513% , ( 1-month SOFR +
3.25% ), 8/20/32 ................................... United States 34,516 34,685
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.393% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 58,302 49,099
83,784
a a a a a a
Communications Equipment 0.0%
†
d,h
Viavi Solutions, Inc., First Lien, CME Term Loan, B , 6.325% ,
( 12-month SOFR + 2.5% ), 6/11/32 ..................... United States 24,221 24,317
Construction & Engineering 0.0%
†
h
Radar Bidco SARL, First Lien, CME Term Loan, B3 , 7.558% ,
( 3-month SOFR + 3.25% ), 4/04/31 ..................... Luxembourg 41,666 41,926
Consumer Finance 0.1%
h
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1 , 6.913% , ( 1-month SOFR + 2.75% ), 11/17/31 ..... United States 122,141 122,299

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2025 Replacement CME Term
Loan , 7.287% , ( 1-month SOFR + 3.25%; 3-month SOFR +
3.25% ), 6/09/31 ................................... United States 119,102 $ 119,596
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 6.925% , ( 1-month SOFR + 2.75% ), 11/29/30 .... United States 41,670 41,841
b,d
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B ,
14.157% , ( 1-month SOFR + 10% ), 10/27/25 .............. Luxembourg 14,832 13,225
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.019% , ( 6-month SOFR + 4.725% ), 2/12/26 ...... Luxembourg 145,593 72,751
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B , 6.509% , ( 12-month SOFR + 2.75% ), 9/27/32 ...... United States 34,619 34,597
282,010
a a a a a a
Distributors 0.0%
†
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 72,320 71,693
h
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
6.163% , ( 1-month SOFR + 2% ), 9/30/31 ................ United States 63,898 63,889
Astoria Energy LLC, First Lien, Advance CME Term Loan, B ,
6.913% , ( 1-month SOFR + 2.75% ), 6/16/32 .............. United States 20,407 20,481
84,370
a a a a a a
h
Electrical Equipment 0.0%
†
Indicor LLC, First Lien, Dollar CME Term Loan, D , 6.752% ,
( 3-month SOFR + 2.75% ), 11/22/29 .................... United States 80,750 80,947
d
Pinnacle Buyer LLC, First Lien, CME Term Loan , 6.483% ,
( 12-month SOFR + 2.5% ), 9/13/32 ..................... United States 20,456 20,507
101,454
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
h
Spectris plc, First Lien, CME Term Loan , 7.094% , ( 12-month
SOFR + 3% ), 9/24/32 ............................... United Kingdom 4,154 4,167
Energy Equipment & Services 0.0%
†
d,h
Star Holding LLC, First Lien, CME Term Loan, B , 8.663% ,
( 1-month SOFR + 4.5% ), 7/18/31 ...................... United States 50,000 49,692
Entertainment 0.0%
†
h
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.028% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 43,351 42,746
h
Financial Services 0.0%
†
GC Ferry Acquisition I, Inc., First Lien, Initial CME Term Loan ,
7.711% , ( 3-month SOFR + 3.5% ), 8/16/32 ............... United States 56,472 55,998
d
Speed Midco 3 SARL, First Lien, CME Term Loan, B , 6.259% ,
( 12-month SOFR + 2.5% ), 9/23/32 ..................... Luxembourg 20,468 20,481
76,479
a a a a a a
h
Food Products 0.1%
Aspire Bakeries Holdings LLC, First Lien, Second Amendment
CME Term Loan , 7.663% , ( 1-month SOFR + 3.5% ), 12/23/30 . United States 43,786 44,101
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
6.197% , ( 6-month SOFR + 2% ), 9/30/31 ................ United Kingdom 116,496 115,793
159,894
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Ground Transportation 0.1%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 7.215% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 14,041 $ 14,102
First Student Bidco, Inc., First Lien, 11th Amendment Repricing
CME Term Loan , 6.711% , ( 3-month SOFR + 2.5% ), 8/15/30 .. United States 21,817 21,861
First Student Bidco, Inc., First Lien, CME Term Loan, C , 6.711% ,
( 1-month SOFR + 2.5% ), 8/15/30 ...................... United States 6,686 6,701
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 7.413% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 49,874 49,328
f
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK, 5.763% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 35,579 25,702
f
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 5.763% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 25,764 7,211
WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 59,383 59,144
184,049
a a a a a a
Health Care Equipment & Supplies 0.0%
†
h
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.413% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 71,543 71,677
h
Health Care Providers & Services 0.1%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.425% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 64,961 64,939
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan , 6.558% , ( 3-month SOFR + 2.25% ), 11/08/32 ........ United States 27,797 27,812
d
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan , 8.558% , ( 3-month SOFR + 4.25% ), 3/26/29 ..... United States 34,910 32,996
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.908% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 67,001 24,120
Pacific Dental Services, Inc., First Lien, CME Term Loan , 6.643% ,
( 1-month SOFR + 2.5% ), 3/17/31 ...................... United States 42,155 42,173
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.663% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 49,501 49,587
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.663% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 6,047 6,059
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.645% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 102,031 102,015
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
6.316% , ( 1-month SOFR + 2% ), 10/22/29 ................ United States 19,652 19,689
369,390
a a a a a a
Health Care Technology 0.0%
†
d,h
Cotiviti, Inc., First Lien, New CME Term Loan, B , 7.03% , ( 1-month
SOFR + 2.75% ), 5/01/31 ............................ United States 34,912 34,359
h
Hotels, Restaurants & Leisure 0.2%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.413% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 43,008 42,997
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.563% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 33,645 31,542
Entain Holdings Gibraltar Ltd., First Lien, CME Term Loan, B ,
6.37% , ( 1-day SOFR + 2.25% ), 10/31/29 ................ United Kingdom 49,500 49,549
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
7.913% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 64,064 64,239
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.252% , ( 3-month SOFR + 4.25% ), 12/04/31 ............. United States 33,560 33,685
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.753% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 66,658 64,450

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Hotels, Restaurants & Leisure (continued)
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.24% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 20,863 $ 20,407
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.036% , ( 3-month SOFR + 2.75% ), 4/04/29 . United States 128,542 127,630
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.816% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 77,831 77,980
512,479
a a a a a a
h
Household Durables 0.1%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.28% , ( 1-month SOFR + 3% ), 7/31/28 ........... United States 59,924 60,110
Bingo Holdings I LLC, First Lien, CME Term Loan , 9.046% ,
( 3-month SOFR + 4.75% ), 6/11/32 ..................... United States 50,000 50,078
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.252% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 68,824 69,002
179,190
a a a a a a
Household Products 0.0%
†
d,h
Lavender Dutch BorrowerCo BV, First Lien, CME Term Loan, B ,
7.259% , ( 12-month SOFR + 3.5% ), 9/29/32 .............. Netherlands 23,830 23,874
h
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.163% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 50,000 50,057
Calpine Corp., First Lien, 2024 CME Term Loan , 5.913% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 49,875 49,880
99,937
a a a a a a
h
Insurance 0.1%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B ,
7.413% , ( 1-month SOFR + 3.25% ), 6/21/32 .............. United States 29,124 29,148
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.163% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 29,411 29,398
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.263% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 24,821 24,901
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.513% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 9,055 9,094
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.528% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 60,815 58,353
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B , 6.913% , ( 1-month SOFR + 2.75% ), 6/16/31 ....... United States 121,411 121,661
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 6.816% , ( 1-month SOFR + 2.5% ), 7/31/31 .. United States 68,993 68,983
341,538
a a a a a a
h
IT Services 0.1%
Kaseya, Inc., First Lien, Initial CME Term Loan , 7.413% , ( 1-month
SOFR + 3.25% ), 3/22/32 ............................ United States 79,600 79,808
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.252% , ( 3-month SOFR + 4.25% ), 5/03/28 .............. United States 15,758 15,197
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.413% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 10,666 9,839
104,844
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.78% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 118,195 $ 118,066
Tiger Acquisition LLC, First Lien, Refinancing Initial CME Term
Loan , 6.635% , ( 1-month SOFR + 2.5% ), 8/23/32 .......... United States 11,667 11,644
129,710
a a a a a a
h
Media 0.0%
†
d
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1 , 8.797% , ( 3-month SOFR + 4.25% ), 10/28/27 .......... United States 30,000 26,977
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.686% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 3/24/31 .................................... United States 52,073 52,002
Wasserman Media Group LLC, First Lien, Initial CME Term Loan ,
7.158% , ( 1-month SOFR + 3% ), 6/23/32 ................ United States 25,714 25,843
104,822
a a a a a a
h
Oil, Gas & Consumable Fuels 0.1%
Delek US Holdings, Inc., First Lien, CME Term Loan, B , 7.763% ,
( 1-month SOFR + 3.5% ), 11/09/29 ..................... United States 49,872 49,856
EPIC Crude Services LP, First Lien, CME Term Loan , 6.828% ,
( 3-month SOFR + 2.5% ), 10/15/31 ..................... United States 69,595 69,762
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.663% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 83,223 83,743
203,361
a a a a a a
h
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.575% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 30,696 30,686
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.258% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 64,000 63,979
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
6.075% , ( 3-month SOFR + 1.75% ), 10/15/31 ............. United States 67,960 68,243
United Airlines, Inc., First Lien, CME Term Loan, B , 6.196% ,
( 3-month SOFR + 2% ), 2/24/31 ....................... United States 44,085 44,278
207,186
a a a a a a
Professional Services 0.0%
†
h
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 7.794% , ( 6-month SOFR + 3.75% ), 7/18/31 ......... United States 40,617 38,587
Semiconductors & Semiconductor Equipment 0.0%
†
d,h
Altar Bidco, Inc., First Lien, CME Term Loan , 7.078% , ( 12-month
SOFR + 3.1% ), 2/01/29 ............................. United States 49,871 49,928
h
Software 0.1%
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.663% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 95,768 96,307
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.252% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 59,400 51,532
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 7.942% ,
( 1-month SOFR + 3.75% ), 12/09/31 .................... United States 23,694 23,746
ConnectWise LLC, First Lien, Initial CME Term Loan , 7.763% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 44,872 45,012
Imprivata, Inc., First Lien, 2025 Refinancing CME Term Loan ,
7.002% , ( 3-month SOFR + 3% ), 12/01/27 ................ United States 28,580 28,734
KnowBe4, Inc., First Lien, CME Term Loan , 8.068% , ( 3-month
SOFR + 3.75% ), 7/23/32 ............................ United States 31,250 31,328

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Software (continued)
McAfee Corp., First Lien, CME Term Loan, B1 , 7.223% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 66,405 $ 63,624
340,283
a a a a a a
h
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.052% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 43,920 44,041
f
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.416% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 316,647 215,320
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.413% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 46,230 46,265
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 49,870 47,226
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 7.513% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 25,000 24,407
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.028% ,
( 1-month SOFR + 3.75% ), 1/31/28 ..................... United States 64,561 58,817
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.416% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 79,709 79,816
515,892
a a a a a a
h
Textiles, Apparel & Luxury Goods 0.1%
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.796% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 59,434 52,302
Hanesbrands, Inc., First Lien, CME Term Loan, B , 6.913% ,
( 1-month SOFR + 2.75% ), 3/08/32 ..................... United States 57,741 58,075
110,377
a a a a a a
Water Utilities 0.0%
†
d,h
Deep Blue Operating I LLC, First Lien, CME Term Loan , 7.009% ,
( 12-month SOFR + 3.25% ), 9/17/32 .................... United States 13,922 13,957
Total Senior Floating Rate Interests (Cost $ 6,667,965 ) .........................
6,260,396
i
Marketplace Loans 0.2%
b
Financial Services 0.2%
a a a a a a
Total Marketplace Loans (Cost $ 729,017 ) .....................................
671,128
Foreign Government and Agency Securities 7.2%
c
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 600,000 542,005
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 600,000 EUR 649,506
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 1,100,000 1,056,825
Senior Bond , 6% , 10/20/33 ........................... Brazil 230,000 236,095
c
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 160,000 160,360
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 190,000 EUR 230,084
c
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 380,000 EUR 367,940
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 600,000 631,890
Colombia Government Bond ,
Senior Bond , 8% , 11/14/35 ........................... Colombia 670,000 720,585
Senior Note , 7.375% , 4/25/30 ......................... Colombia 200,000 213,160
c
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 660,000 689,535

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Dominican Republic Government Bond , Senior Bond , Reg S, 6% ,
7/19/28 .........................................
Dominican
Republic 910,000 $ 941,031
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 350,000 355,533
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 250,000 224,388
c
Egypt Government Bond , Senior Note , 144A, 8.625% , 2/04/30 . Egypt 690,000 733,704
c
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 206,972
c
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 Gabon 260,000 210,066
c
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 280,000 236,693
c
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 850,000 934,803
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 600,000 615,042
c
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 480,000 482,612
c
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 350,000 348,478
c
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 210,000 230,553
c
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 570,000 EUR 640,000
c
Jordan Government Bond , Senior Note , 144A, 7.5% , 1/13/29 .. Jordan 200,000 209,057
c
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 320,000 EUR 377,924
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 420,000 462,252
c
Paraguay Government Bond , Senior Bond , Reg S, 4.95% ,
4/28/31 ......................................... Paraguay 920,000 931,978
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 520,000 480,506
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ............
Mexico 305,000 354,143
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 400,000 426,118
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 600,000 585,335
c
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 500,000 EUR 572,646
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 710,000 693,615
c
Serbia Government Bond ,
Senior Bond , Reg S, 6.5% , 9/26/33 .................... Serbia 430,000 467,733
Senior Note , Reg S, 6.25% , 5/26/28 .................... Serbia 220,000 229,669
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 600,000 607,847
c
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 450,000 455,623
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 620,000 702,697
c
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 400,000 430,973
Total Foreign Government and Agency Securities (Cost $ 18,827,928 ) ............
19,645,976
U.S. Government and Agency Securities 16.3%
FFCB , 2.1%, 2/25/36 .................................
United States 805,000 641,369
U.S. Treasury Bonds ,
3%, 2/15/48 ..................................... United States 1,450,000 1,095,260
3.375%, 11/15/48 ................................. United States 500,000 401,797
3%, 2/15/49 ..................................... United States 4,000,000 2,995,859
U.S. Treasury Notes ,
3.875%, 1/15/26 .................................. United States 3,050,000 3,049,296
4%, 2/15/26 ..................................... United States 11,200,000 11,202,783
3.625%, 5/15/26 .................................. United States 400,000 399,476
2.25%, 2/15/27 ................................... United States 1,400,000 1,373,504
2.75%, 7/31/27 ................................... United States 3,850,000 3,790,220
3.875%, 11/30/27 ................................. United States 4,000,000 4,021,562

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
2.875%, 5/15/28 .................................. United States 2,500,000 $ 2,453,613
3.125%, 11/15/28 ................................. United States 2,900,000 2,856,273
2.625%, 2/15/29 .................................. United States 1,000,000 967,734
3.5%, 1/31/30 .................................... United States 1,750,000 1,735,474
4.125%, 8/31/30 .................................. United States 2,600,000 2,644,027
2.875%, 5/15/32 .................................. United States 1,300,000 1,222,432
2.75%, 8/15/32 ................................... United States 500,000 464,883
4.125%, 11/15/32 ................................. United States 3,500,000 3,541,152
Total U.S. Government and Agency Securities (Cost $ 44,907,254 ) ...............
44,856,714
Asset-Backed Securities 3.0%
Financial Services 3.0%
c ,j
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-52 , PT , 144A, FRN , 16.268% , 1/15/45 .............. United States 777 375
2020-2 , PT , 144A, FRN , 16.26% , 3/15/45 ................ United States 477 350
2020-7 , PT , 144A, FRN , 16.119% , 4/17/45 ............... United States 209 26
c ,h
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 5.619% ,
( 3-month SOFR + 1.302% ), 4/15/34 . ................... United States 2,400,000 2,403,148
c
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 252,364 253,333
j
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 597,697 602,618
j
2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .............. United States 176,091 176,888
c
GS Mortgage Backed Securities Trust , 2025-CES2 , A1 , 144A,
5.18% , 9/25/55 . ................................... United States 273,000 272,998
c ,h
GS Mortgage-Backed Securities Trust , 2025-HE1 , A1 , 144A,
FRN , 5.906% , ( 30-day SOFR Average + 1.55% ), 10/25/55 . ... United States 298,173 299,236
c
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 1,218,559 1,185,543
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 431,489 404,304
c ,j
J.P. Morgan Mortgage Trust , 2025-CES2 , A1 , 144A, FRN ,
5.592% , 6/25/55 . .................................. United States 267,756 270,285
c ,h
LCM XVII LP , 17A , BRR , 144A, FRN , 6.179% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 350,000 350,579
c ,h
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.549% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 148,152 148,280
c ,d
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 250,659
c
Towd Point Mortgage Trust ,
2024-CES6 , A1 , 144A, 5.725% , 11/25/64 ................ United States 518,875 523,835
h
2025-HE1 , A1A , 144A, FRN , 5.706% , ( 30-day SOFR Average +
1.35% ), 7/25/65 ................................... United States 218,561 218,772
c ,h
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 6.43% , ( 3-month
SOFR + 2.112% ), 4/25/31 . ........................... United States 780,000 781,301
8,142,530
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 28,075 28,080
Total Asset-Backed Securities (Cost $ 8,212,929 ) ..............................
8,170,610
Commercial Mortgage-Backed Securities 5.0%
Financial Services 5.0%
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.384% , 9/15/48 .............................. United States 695,000 672,678
j ,k
BANK , 2020-BN26 , XA , IO, FRN , 1.306% , 3/15/63 .......... United States 2,921,695 115,094
j ,k
BANK5 Trust ,
c
2025-5YR13 , XA , IO, 144A, FRN , 1.284% , 1/15/58 ......... United States 5,495,242 226,606

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j,k
BANK5 Trust, (continued)
2025-5YR14 , XA , IO, FRN , 1.201% , 4/15/58 ............. United States 4,485,938 $ 178,579
j ,k
BBCMS Mortgage Trust ,
2024-5C25 , XA , IO, FRN , 1.431% , 3/15/57 ............... United States 4,999,230 184,128
2024-5C31 , XA , IO, FRN , 1.281% , 12/15/57 .............. United States 4,213,342 165,190
2025-5C33 , XA , IO, FRN , 1.039% , 3/15/58 ............... United States 6,008,880 190,277
j ,k
Benchmark Mortgage Trust ,
2020-B17 , XA , IO, FRN , 1.494% , 3/15/53 ................ United States 7,394,169 309,578
2020-B20 , XA , IO, FRN , 1.635% , 10/15/53 ............... United States 4,131,734 215,037
2020-B22 , XA , IO, FRN , 1.613% , 1/15/54 ................ United States 2,909,930 182,211
2024-V12 , XA , IO, FRN , 1.068% , 12/15/57 ............... United States 5,599,710 177,488
2025-V13 , XA , IO, FRN , 1.132% , 2/15/58 ................ United States 5,224,000 168,982
2025-V14 , XA , IO, FRN , 0.981% , 4/15/57 ................ United States 6,945,615 212,907
j ,k
BMO Mortgage Trust ,
2024-5C8 , XA , IO, FRN , 1.24% , 12/15/57 ................ United States 5,157,937 194,165
2025-5C9 , XA , IO, FRN , 0.923% , 4/15/58 ................ United States 6,418,566 181,882
c ,h
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 4.965% , ( 1-month SOFR + 0.814% ),
9/15/36 ......................................... United States 242,207 241,518
2021-VOLT , B , 144A, FRN , 5.215% , ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 387,531 386,454
2022-LP2 , A , 144A, FRN , 5.163% , ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 344,758 344,638
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 280,000 277,060
Citigroup Commercial Mortgage Trust ,
j
2014-GC21 , C , FRN , 4.78% , 5/10/47 ................... United States 47,862 46,909
j
2015-GC33 , C , FRN , 4.545% , 9/10/58 .................. United States 127,000 108,902
2016-P4 , A2 , 2.45% , 7/10/49 ......................... United States 180,288 178,864
j
COMM Mortgage Trust ,
c
2014-LC15 , D , 144A, FRN , 4.919% , 4/10/47 ............. United States 144,539 142,222
2015-CR26 , B , FRN , 4.647% , 10/10/48 ................. United States 283,000 278,939
CSAIL Commercial Mortgage Trust ,
j
2015-C1 , B , FRN , 3.958% , 4/15/50 .................... United States 482,000 461,592
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 13,175 13,146
j,k
2019-C17 , XA , IO, FRN , 1.461% , 9/15/52 ................ United States 11,699,715 452,299
j,k
2021-C20 , XA , IO, FRN , 1.112% , 3/15/54 ................ United States 4,325,273 172,809
GS Mortgage Securities Trust ,
c,j
2013-GC13 , AS , 144A, FRN , 4.004% , 7/10/46 ............ United States 200,232 197,810
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 130,000 129,120
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP2 , B , 3.46% , 8/15/49 ............................. United States 546,000 504,915
JPMBB Commercial Mortgage Securities Trust , 2016-C1 , A5 ,
3.576% , 3/17/49 ................................... United States 424,000 422,406
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 247,465 244,113
Morgan Stanley Bank of America Merrill Lynch Trust ,
j
2013-C10 , B , FRN , 4.085% , 7/15/46 ................... United States 360,829 342,249
j
2013-C10 , C , FRN , 4.085% , 7/15/46 ................... United States 777,000 716,292
j
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 685,870 664,843
j
2013-C9 , C , FRN , 3.836% , 5/15/46 .................... United States 459,000 426,176
j
2015-C22 , C , FRN , 4.113% , 4/15/48 ................... United States 678,000 600,715
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 155,000 153,150
j
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 231,000 228,313
j,k
2025-5C1 , XA , IO, FRN , 1.377% , 3/15/58 ................ United States 4,396,721 199,047

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j ,k
Morgan Stanley Capital I Trust , 2021-L5 , XA , IO, FRN , 1.386% ,
5/15/54 ......................................... United States 3,272,278 $ 148,338
Wells Fargo Commercial Mortgage Trust ,
j
2015-C29 , C , FRN , 4.342% , 6/15/48 ................... United States 692,000 673,287
2015-C31 , A4 , 3.695% , 11/15/48 ...................... United States 48,041 47,945
2015-P2 , B , 4.255% , 12/15/48 ........................ United States 709,000 704,103
j
2016-C32 , B , FRN , 4.853% , 1/15/59 ................... United States 121,000 118,943
j,k
2019-C49 , XA , IO, FRN , 1.409% , 3/15/52 ................ United States 8,510,129 266,730
j,k
2025-5C3 , XA , IO, FRN , 1.049% , 1/15/58 ................ United States 4,646,567 145,853
j
WFRBS Commercial Mortgage Trust , 2014-C23 , B , FRN , 4.44% ,
10/15/57 ........................................ United States 215,000 208,725
13,623,227
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 13,490,202 ) ..............
13,623,227
Mortgage-Backed Securities 8.5%
l
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.473%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 3,498 3,573
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.7%
FHLMC Gold Pool, 30 Year , 5%, 4/01/34 - 8/01/35 ........... United States 52,240 53,466
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 1/01/35 ......... United States 28,169 28,672
FHLMC Gold Pool, 30 Year , 6%, 4/01/33 - 2/01/36 ........... United States 40,175 41,369
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 7/01/32 ........ United States 2,415 2,512
FHLMC Gold Pool, 30 Year , 7%, 4/01/30 .................. United States 439 459
FHLMC Gold Pool, 30 Year , 7.5%, 8/01/30 ................ United States 76 79
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 1,626,358 1,318,071
FHLMC Pool, 30 Year , 4%, 6/01/52 ...................... United States 2,242,217 2,120,388
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 1,451,125 1,416,577
FHLMC Pool, 30 Year , 5.5%, 11/01/52 .................... United States 2,424,374 2,460,060
7,441,653
l
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.31%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 . United States 14,743 15,139
Federal National Mortgage Association (FNMA) Fixed Rate 4.2%
FNMA, 20 Year , 5%, 4/01/30 ........................... United States 7,232 7,322
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 1,509,796 1,351,452
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 464,584 449,048
FNMA, 30 Year , 4.5%, 5/01/48 ......................... United States 938,117 926,984
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 2,199,795 2,254,341
FNMA, 30 Year , 6.5%, 5/01/31 - 10/01/37 ................. United States 27,312 28,563
m
Uniform Mortgage-Backed Securities , 2.5% , TBA, 10/25/55 .... United States 1,660,000 1,398,803
m
Uniform Mortgage-Backed Securities , 5% , TBA, 10/25/55 ..... United States 3,160,000 3,134,377
m
Uniform Mortgage-Backed Securities , 6% , TBA, 10/25/55 ..... United States 2,000,000 2,043,488
11,594,378
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA I, Single-family, 30 Year , 5%, 11/15/33 - 7/15/34 ....... United States 50,209 50,546
GNMA I, Single-family, 30 Year , 7%, 10/15/28 - 2/15/29 ....... United States 5,328 5,377
GNMA I, Single-family, 30 Year , 7.5%, 9/15/30 .............. United States 384 398
GNMA II, 30 Year , 6.5%, 2/20/34 ........................ United States 861 853
m
GNMA II, Single-family, 30 Year , 3.5%, 10/15/55 ............ United States 1,330,000 1,212,865
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 13,805 13,992
m
GNMA II, Single-family, 30 Year , 5.5%, 10/15/55 ............ United States 1,550,000 1,561,778
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 21,820 22,873
m
GNMA II, Single-family, 30 Year , 6%, 10/15/55 .............. United States 1,520,000 1,546,098

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 6.5%, 4/20/31 - 1/20/33 ...... United States 7,706 $ 7,999
GNMA II, Single-family, 30 Year , 7.5%, 1/20/28 - 4/20/32 ...... United States 1,896 1,925
4,424,704
Total Mortgage-Backed Securities (Cost $ 23,780,311 ) ..........................
23,479,447
Residential Mortgage-Backed Securities 3.0%
Commercial Services & Supplies 0.2%
c ,h
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 8.206% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 430,000 445,286
Financial Services 2.8%
c
A&D Mortgage Trust , 2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 . United States 185,118 185,957
c
BRAVO Residential Funding Trust ,
j
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 189,393 182,014
2024-NQM1 , A1 , 144A, 5.943% , 12/01/63 ............... United States 316,882 319,743
2024-NQM5 , A1 , 144A, 5.803% , 6/25/64 ................ United States 1,228,215 1,240,453
c ,h
Chase Home Lending Mortgage Trust , 2025-7 , A11 , 144A, FRN ,
5.756% , ( 30-day SOFR Average + 1.4% ), 5/25/56 ......... United States 227,976 228,707
c ,j
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 40,388 38,787
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 127,524 120,797
c
COLT Mortgage Loan Trust ,
j
2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ................ United States 288,158 287,358
2024-2 , A1 , 144A, 6.125% , 4/25/69 .................... United States 281,348 284,633
2024-3 , A1 , 144A, 6.393% , 6/25/69 .................... United States 566,466 575,110
c
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 246,211 248,740
2024-H5 , A1 , 144A, 5.854% , 8/26/69 ................... United States 458,130 463,317
c ,h
FHLMC STACR REMIC Trust , 2025-DNA3 , M1 , 144A, FRN ,
5.47% , ( 30-day SOFR Average + 1.1% ), 9/25/45 .......... United States 283,000 283,884
c ,h
FHLMC STACR Trust , 2019-DNA3 , B1 , 144A, FRN , 7.721% , ( 30-
day SOFR Average + 3.364% ), 7/25/49 ................. United States 327,000 343,453
h
FNMA Connecticut Avenue Securities Trust , 2016-C01 , 1M2 ,
FRN , 11.221% , ( 30-day SOFR Average + 6.864% ), 8/25/28 .. United States 29,357 29,959
c ,j
J.P. Morgan Mortgage Trust , 2021-15 , A4 , 144A, FRN , 2.5% ,
6/25/52 ......................................... United States 331,801 296,718
c ,j
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 337,128 331,770
c
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 282,418 285,518
c
OBX Trust ,
j
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 94,818 85,030
h
2025-J2 , AF , 144A, FRN , 5.656% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 213,795 213,920
h
2025-NQM14 , A1F , 144A, FRN , 5.556% , ( 30-day SOFR
Average + 1.2% ), 7/25/65 ............................ United States 339,993 340,556
c ,j
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 206,540 201,809
c ,j
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 170,558 152,191
c ,j
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 124,506 107,812
c ,j
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 870,221 787,004

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c ,h
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.756% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 195,181 $ 195,333
7,830,573
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 8,465,975 ) ................
8,275,859
Agency Commercial Mortgage-Backed Securities 3.0%
Financial Services 3.0%
k
FHLMC , 5418 , EI , IO, 3% , 12/25/51 ..................... United States 4,307,091 707,164
k
FNMA ,
2020-95 , IO, 4% , 12/25/47 ........................... United States 2,913,185 671,855
2023-59 , IK , IO, 3.5% , 4/25/51 ........................ United States 3,920,348 849,856
k
GNMA ,
2016-42 , IO, 5% , 2/20/46 ............................ United States 1,281,497 252,063
2020-134 , ID , IO, 3% , 9/20/50 ........................ United States 4,779,636 809,682
2020-146 , KI , IO, 2.5% , 10/20/50 ...................... United States 7,482,236 1,113,817
2021-213 , PI , IO, 4.5% , 4/20/50 ....................... United States 3,207,140 711,422
2022-78 , IO, 3% , 8/20/51 ............................ United States 2,728,510 464,793
2022-81 , BI , IO, 2.5% , 11/20/50 ....................... United States 4,088,329 640,180
2022-88 , IO, 2.5% , 1/20/52 .......................... United States 5,038,402 760,035
2023-168 , IE , IO, 3% , 11/20/51 ....................... United States 3,595,743 600,901
2025-5 , IO, 3.5% , 4/20/51 ........................... United States 3,341,149 662,294
8,244,062
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 8,181,587 ) ........
8,244,062
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 72,822 1,112
a
Mesquite Energy, Inc., Escrow Account ................... United States 243,000 692
Total Escrows and Litigation Trusts (Cost $ 243,000 ) ...........................
1,804
Total Long Term Investments (Cost $ 269,124,779 ) .............................
267,814,998
a
Short Term Investments 5.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.8%
n,o
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 16,008,478 16,008,478
Total Money Market Funds (Cost $ 16,008,478 ) ................................
16,008,478
Total Short Term Investments (Cost $ 16,008,478 ) ..............................
16,008,478
a
Total Investments (Cost $ 285,133,257 ) 103.4% ................................
$283,823,476
Other Assets, less Liabilities (3.4) % .........................................
(9,300,322)
Net Assets 100.0% .........................................................
$274,523,154
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $118,534,223, representing 43.2% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Income may be received in additional securities and/or cash.
g
The rate shown represents the yield at period end.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
m
Security purchased on a to-be-announced (TBA) basis.
n
See Note 6 regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 0.2%
Freedom Financial Asset Management LLC
APP-11823715.FP.FTS.B , 14 .99% , 2/05/26 $ 3,403 $ 3,446
APP-11819292.FP.FTS.B , 18 .99% , 3/31/26 2,354 2,413
APP-14159522.FP.FTS.B , 10 .34% , 6/15/26 4,517 4,557
APP-14167786.FP.FTS.B , 10 .34% , 6/17/26 7,167 7,231
APP-14974854.FP.FTS.B , 16 .49% , 7/10/26 4,738 4,844
APP-11124654.FP.FTS.B , 19 .49% , 12/18/26 17,399 18,035
APP-11605924.FP.FTS.B , 11 .74% , 12/20/26 11,928 12,046
APP-11803939.FP.FTS.B , 10 .99% , 2/10/27 11,445 11,587
APP-11798689.FP.FTS.B , 16 .99% , 2/12/27 7,178 7,307
APP-11806622.FP.FTS.B , 18 .99% , 2/15/27 3,972 4,095
APP-12249339.FP.FTS.B , 19 .49% , 3/13/27 1,373 1,374
APP-12106231.FP.FTS.B , 11 .74% , 3/22/27 15,256 15,486
APP-13685540.FP.FTS.B , 13 .59% , 5/20/27 14,625 14,874
APP-14967059.FP.FTS.B , 11 .99% , 6/01/27 689 688
APP-14058204.FP.FTS.B , 11 .59% , 6/05/27 5,371 5,440
APP-14057383.FP.FTS.B , 11 .34% , 6/15/27 14,547 14,765
APP-14163864.FP.FTS.B , 11 .34% , 6/19/27 16,186 16,443
APP-14975701.FP.FTS.B , 11 .74% , 7/15/27 8,424 8,551
153,182
LendingClub Corp. - LCX PM
170715926.LC.FTS.B , 16 .08% , 10/25/35 .. 2,911
–
Prosper Funding LLC
1605968.PS.FTS.B , 14 .29% , 8/17/26 .... 1,804 1,819
1644821.PS.FTS.B , 16 .18% , 10/26/26 ... 4,339 4,374
1646507.PS.FTS.B , 16% , 11/02/26 ...... 4,980 5,020
1654273.PS.FTS.B , 11 .4% , 11/05/26 ..... 4,295 4,278
1661382.PS.FTS.B , 16 .7% , 11/05/26 .... 1,560 1,580
1660956.PS.FTS.B , 18 .25% , 11/05/26 .... 2,237 2,266
1645601.PS.FTS.B , 26 .13% , 11/26/26 .... 1,979 2,068
1686756.PS.FTS.B , 20 .08% , 12/16/26 ... 2,624 2,665
1675325.PS.FTS.B , 14% , 12/20/26 ...... 5,416 5,434
1695804.PS.FTS.B , 10 .8% , 1/04/27 ..... 1,606 1,597
1701348.PS.FTS.B , 11 .1% , 1/13/27 ..... 1,613 1,607
1702140.PS.FTS.B , 11 .55% , 1/14/27 .... 4,874 4,857
1701774.PS.FTS.B , 19 .3% , 1/16/27 ..... 2,947 2,991
1692578.PS.FTS.B , 13 .1% , 1/20/27 ..... 1,316 1,313
1702129.PS.FTS.B , 12 .7% , 1/25/27 ..... 2,316 2,314
1709019.PS.FTS.B , 19% , 1/25/27 ....... 4,368 4,468
1691666.PS.FTS.B , 11 .88% , 2/08/27 .... 2,838 2,824
1714696.PS.FTS.B , 12 .6% , 2/15/27 ..... 2,486 2,473
1711397.PS.FTS.B , 18 .15% , 2/22/27 .... 6,814 6,843
1750201.PS.FTS.B , 19 .9% , 4/06/27 ..... 4,290 4,339
1750603.PS.FTS.B , 14 .29% , 4/07/27 .... 1,984 1,972
1753401.PS.FTS.B , 16 .9% , 4/15/27 ..... 6,983 7,071
1645643.PS.FTS.B , 18 .5% , 5/10/27 ..... 4,321 2,777
76,950
Upgrade, Inc. - Card
a
992330039.UG.FTS.B , 22 .97% , 4/03/28 .. 546 28
992293228.UG.FTS.B , 28 .98% , 5/03/29 .. 113 112
140
Description
Principal
Amount Value
Upstart Network, Inc.
L1739715.UP.FTS.B , 9 .65% , 9/20/26 .... $ 6,005 $ 5,875
L1736636.UP.FTS.B , 14 .78% , 9/20/26 .... 3,671 3,608
FW1739526.UP.FTS.B , 17 .22% , 9/20/26 .. 2,185 2,160
L1738899.UP.FTS.B , 19 .15% , 9/20/26 .... 4,229 4,165
L1739562.UP.FTS.B , 22 .68% , 9/20/26 .... 1,374 1,353
L1738904.UP.FTS.B , 24 .36% , 9/20/26 .... 2,343 1,756
L1915447.UP.FTS.B , 20 .32% , 10/25/26 ... 1,499 1,479
L1915468.UP.FTS.B , 23 .09% , 10/25/26 ... 1,463 1,444
L1897015.UP.FTS.B , 23 .49% , 10/25/26 ... 3,889 3,837
L1915081.UP.FTS.B , 25 .35% , 10/25/26 ... 933 921
FW1915312.UP.FTS.B , 31 .22% , 10/25/26 . 1,483 1,480
L2024110.UP.FTS.B , 7 .78% , 11/16/26 .... 4,821 4,709
L2052804.UP.FTS.B , 9 .15% , 11/16/26 .... 10,888 10,638
L2053787.UP.FTS.B , 10 .61% , 11/16/26 ... 1,413 1,385
L2052126.UP.FTS.B , 12 .52% , 11/16/26 ... 4,663 4,575
L2055857.UP.FTS.B , 12 .9% , 11/16/26 .... 3,518 3,452
L2055412.UP.FTS.B , 14 .29% , 11/16/26 ... 841 826
FW2056157.UP.FTS.B , 15 .18% , 11/16/26 . 2,738 2,704
a
FW2055789.UP.FTS.B , 15 .22% , 11/16/26 . 6,325 456
L2052051.UP.FTS.B , 15 .75% , 11/16/26 ... 1,382 1,364
L2056403.UP.FTS.B , 18 .49% , 11/16/26 ... 286 282
FW2055175.UP.FTS.B , 19 .05% , 11/16/26 . 5,781 5,684
L2047823.UP.FTS.B , 23 .05% , 11/16/26 ... 924 908
L2053900.UP.FTS.B , 23 .81% , 11/16/26 ... 347 341
L2055855.UP.FTS.B , 25 .11% , 11/16/26 ... 693 681
L2056364.UP.FTS.B , 25 .24% , 11/16/26 ... 495 487
L2049616.UP.FTS.B , 25 .29% , 11/16/26 ... 431 423
L2052082.UP.FTS.B , 25 .42% , 11/16/26 ... 532 523
FW2054089.UP.FTS.B , 26 .17% , 11/16/26 . 716 705
FW2046105.UP.FTS.B , 29 .67% , 11/16/26 . 1,692 1,666
FW2057500.UP.FTS.B , 30 .64% , 11/16/26 . 2,444 2,405
FW2054534.UP.FTS.B , 31 .22% , 11/16/26 . 459 452
FW2057162.UP.FTS.B , 32 .15% , 11/16/26 . 3,628 3,573
L2242685.UP.FTS.B , 9% , 12/13/26 ...... 4,401 4,296
L2242651.UP.FTS.B , 11 .78% , 12/13/26 ... 4,609 4,517
L2241857.UP.FTS.B , 11 .98% , 12/13/26 ... 3,886 2,158
L2242098.UP.FTS.B , 12 .31% , 12/13/26 ... 2,170 2,127
L2242668.UP.FTS.B , 12 .46% , 12/13/26 ... 6,836 6,700
L2241756.UP.FTS.B , 12 .69% , 12/13/26 ... 1,745 1,710
L2242202.UP.FTS.B , 14 .09% , 12/13/26 ... 5,293 5,189
L2239758.UP.FTS.B , 14 .15% , 12/13/26 ... 3,670 3,599
L2241045.UP.FTS.B , 17 .22% , 12/13/26 ... 2,846 2,809
L2242791.UP.FTS.B , 17 .38% , 12/13/26 ... 5,091 4,997
L2241989.UP.FTS.B , 17 .5% , 12/13/26 .... 875 863
FW2241711.UP.FTS.B , 21 .36% , 12/13/26 . 4,629 4,538
L2230478.UP.FTS.B , 21 .97% , 12/13/26 ... 2,742 2,694
L2242489.UP.FTS.B , 22 .19% , 12/13/26 ... 7,814 7,666
L2232043.UP.FTS.B , 23 .76% , 12/13/26 ... 2,027 1,988
L2242200.UP.FTS.B , 24 .08% , 12/13/26 ... 2,147 2,106
L2241600.UP.FTS.B , 24 .51% , 12/13/26 ... 1,283 1,262
L2241994.UP.FTS.B , 25 .4% , 12/13/26 .... 647 636
FW2241764.UP.FTS.B , 27 .11% , 12/13/26 . 1,812 1,780
FW2242232.UP.FTS.B , 27 .33% , 12/13/26 . 1,520 883
FW2242379.UP.FTS.B , 28 .85% , 12/13/26 . 1,943 1,909

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2241624.UP.FTS.B , 31 .84% , 12/13/26 . $ 1,369 $ 1,346
FW2465936.UP.FTS.B , 5 .53% , 1/19/27 ... 13,228 12,825
L2465582.UP.FTS.B , 5 .92% , 1/19/27 .... 824 803
L2465889.UP.FTS.B , 6 .5% , 1/19/27 ..... 1,781 1,727
FW2466269.UP.FTS.B , 6 .87% , 1/19/27 ... 1,505 1,459
FW2465536.UP.FTS.B , 7 .64% , 1/19/27 ... 6,094 5,945
L2465717.UP.FTS.B , 8 .6% , 1/19/27 ..... 1,240 1,210
FW2464781.UP.FTS.B , 9 .13% , 1/19/27 ... 2,966 2,895
FW2465681.UP.FTS.B , 9 .16% , 1/19/27 ... 3,291 3,212
L2466129.UP.FTS.B , 9 .84% , 1/19/27 .... 6,320 6,194
L2465666.UP.FTS.B , 10 .14% , 1/19/27 .... 794 775
FW2464664.UP.FTS.B , 10 .42% , 1/19/27 .. 2,553 2,502
L2463372.UP.FTS.B , 11 .09% , 1/19/27 .... 1,611 1,579
L2465414.UP.FTS.B , 11 .1% , 1/19/27 ..... 1,934 1,896
L2465634.UP.FTS.B , 14 .68% , 1/19/27 .... 837 827
L2465986.UP.FTS.B , 15 .77% , 1/19/27 .... 465 375
FW2466368.UP.FTS.B , 16 .6% , 1/19/27 ... 1,228 1,206
L2465805.UP.FTS.B , 18 .87% , 1/19/27 .... 8,482 5,925
L2465928.UP.FTS.B , 20 .32% , 1/19/27 .... 1,111 1,093
FW2466202.UP.FTS.B , 23 .59% , 1/19/27 .. 1,172 1,153
L2458881.UP.FTS.B , 24 .14% , 1/19/27 .... 1,713 1,685
L2466086.UP.FTS.B , 25 .1% , 1/19/27 .... 1,316 1,295
FW2465642.UP.FTS.B , 25 .73% , 1/19/27 .. 1,773 1,447
FW2464901.UP.FTS.B , 27 .8% , 1/19/27 ... 951 937
FW2465882.UP.FTS.B , 28 .77% , 1/19/27 .. 559 551
FW2465848.UP.FTS.B , 30 .66% , 1/19/27 .. 885 637
FW2464665.UP.FTS.B , 30 .79% , 1/19/27 .. 597 589
FW2465741.UP.FTS.B , 30 .94% , 1/19/27 .. 747 737
FW2466141.UP.FTS.B , 32% , 1/19/27 .... 2,671 2,635
FW1738592.UP.FTS.B , 28 .44% , 2/20/27 .. 2,412 2,376
L2675715.UP.FTS.B , 6 .52% , 2/22/27 .... 3,170 3,070
FW2676020.UP.FTS.B , 6 .82% , 2/22/27 ... 2,420 2,343
FW2676337.UP.FTS.B , 8 .57% , 2/22/27 ... 2,418 2,370
FW2675837.UP.FTS.B , 9 .42% , 2/22/27 ... 2,313 2,256
FW2675651.UP.FTS.B , 9 .54% , 2/22/27 ... 2,262 2,206
FW2675315.UP.FTS.B , 9 .86% , 2/22/27 ... 9,153 8,973
FW2675769.UP.FTS.B , 11 .04% , 2/22/27 .. 11,578 11,345
FW2675417.UP.FTS.B , 12 .04% , 2/22/27 .. 2,947 2,887
L2675483.UP.FTS.B , 14 .22% , 2/22/27 .... 1,644 1,612
L2675701.UP.FTS.B , 15 .05% , 2/22/27 .... 2,478 2,431
FW2676119.UP.FTS.B , 15 .87% , 2/22/27 .. 1,647 1,629
FW2674729.UP.FTS.B , 15 .98% , 2/22/27 .. 1,760 1,727
L2675286.UP.FTS.B , 16 .53% , 2/22/27 .... 5,675 5,613
FW2676275.UP.FTS.B , 16 .64% , 2/22/27 .. 8,090 7,999
FW2673151.UP.FTS.B , 16 .69% , 2/22/27 .. 1,855 1,834
L2675889.UP.FTS.B , 18 .95% , 2/22/27 .... 20,563 14,143
FW2675506.UP.FTS.B , 19 .13% , 2/22/27 .. 4,146 4,081
L2676048.UP.FTS.B , 19 .28% , 2/22/27 .... 13,829 13,611
FW2675725.UP.FTS.B , 19 .97% , 2/22/27 .. 2,340 2,315
FW2676447.UP.FTS.B , 21 .12% , 2/22/27 .. 2,856 2,826
L2675653.UP.FTS.B , 22 .41% , 2/22/27 .... 1,828 1,448
a
FW2675190.UP.FTS.B , 23 .05% , 2/22/27 .. 3,182 232
FW2675530.UP.FTS.B , 23 .25% , 2/22/27 .. 1,216 1,197
FW2675911.UP.FTS.B , 24 .61% , 2/22/27 .. 1,238 1,219
L2676213.UP.FTS.B , 25 .44% , 2/22/27 .... 1,098 1,082
L2676015.UP.FTS.B , 26 .95% , 2/22/27 .... 380 375
FW2675720.UP.FTS.B , 27 .06% , 2/22/27 .. 1,404 1,384
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2675330.UP.FTS.B , 27 .13% , 2/22/27 .. $ 1,405 $ 1,385
FW2675561.UP.FTS.B , 27 .52% , 2/22/27 .. 3,078 3,034
FW2675198.UP.FTS.B , 30 .64% , 2/22/27 .. 3,039 2,998
FW2675958.UP.FTS.B , 30 .93% , 2/22/27 .. 623 615
FW2676100.UP.FTS.B , 31 .11% , 2/22/27 .. 373 368
FW2676065.UP.FTS.B , 31 .64% , 2/22/27 .. 4,335 4,278
FW2675468.UP.FTS.B , 31 .91% , 2/22/27 .. 3,468 3,423
FW2675534.UP.FTS.B , 32 .24% , 2/22/27 .. 4,023 3,971
FW2676248.UP.FTS.B , 25 .38% , 3/05/27 .. 1,460 1,437
FW1908593.UP.FTS.B , 28 .41% , 3/25/27 .. 10,053 9,903
FW2053732.UP.FTS.B , 16 .83% , 4/16/27 .. 398 393
L2057372.UP.FTS.B , 23 .63% , 4/16/27 .... 3,604 2,472
FW2056081.UP.FTS.B , 30 .81% , 4/16/27 .. 914 900
L2981847.UP.FTS.B , 12 .88% , 4/20/27 .... 3,965 2,613
FW2981800.UP.FTS.B , 15 .54% , 4/20/27 .. 7,798 7,667
L2982362.UP.FTS.B , 19 .25% , 4/20/27 .... 896 889
FW2982412.UP.FTS.B , 19 .87% , 4/20/27 .. 5,366 3,648
FW2982427.UP.FTS.B , 20 .52% , 4/20/27 .. 9,803 9,647
FW2980976.UP.FTS.B , 25 .24% , 4/20/27 .. 6,625 6,540
FW2981812.UP.FTS.B , 25 .87% , 4/20/27 .. 1,480 1,461
L2981818.UP.FTS.B , 25 .89% , 4/20/27 .... 4,656 3,160
L2981438.UP.FTS.B , 25 .94% , 4/20/27 .... 740 53
FW2982630.UP.FTS.B , 27 .01% , 4/20/27 .. 1,547 1,528
FW2982476.UP.FTS.B , 28 .13% , 4/20/27 .. 14,855 10,317
FW2982596.UP.FTS.B , 28 .27% , 4/20/27 .. 715 706
FW2982248.UP.FTS.B , 30 .44% , 4/20/27 .. 2,438 2,410
FW2982470.UP.FTS.B , 30 .66% , 4/20/27 .. 1,172 816
FW2981459.UP.FTS.B , 31 .69% , 4/20/27 .. 4,662 4,611
L2981618.UP.FTS.B , 6 .67% , 4/22/27 .... 4,835 3,095
FW2982593.UP.FTS.B , 14 .46% , 4/25/27 .. 3,163 3,109
L2241610.UP.FTS.B , 15 .37% , 5/13/27 .... 2,732 2,695
L2241971.UP.FTS.B , 20 .32% , 5/13/27 .... 1,735 865
FW2451492.UP.FTS.B , 6 .07% , 6/19/27 ... 18,172 17,524
FW2464742.UP.FTS.B , 26 .31% , 6/19/27 .. 688 675
FW2676429.UP.FTS.B , 14 .76% , 7/22/27 .. 12,379 7,709
L2635721.UP.FTS.B , 20 .47% , 7/22/27 .... 129 127
FW2674944.UP.FTS.B , 22 .84% , 8/22/27 .. 2,070 150
a
FW2675787.UP.FTS.B , 15 .6% , 12/22/27 .. 4,408 220
L2982002.UP.FTS.B , 25 .37% , 2/20/28 .... 4,030 2,654
a
FW2982315.UP.FTS.B , 15 .15% , 4/20/35 .. 33 2
440,856
Total Marketplace Loans (Cost $ 729,017 )
$671,128
a
Defaulted security or security for which income has been deemed uncollectible.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following futures contracts outstanding.
At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
At September 30, 2025, the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 9 $ 1,244,833 12/08/25 $ 5,052
Euro-Bund ................................. Short 8 1,207,581 12/08/25 4,491
U.S. Treasury 5 Year Notes ..................... Long 326 35,597,672 12/31/25 (74,306)
U.S. Treasury Ultra Bonds ...................... Long 9 1,080,562 12/19/25 30,644
Total Futures Contracts ...................................................................... $(34,119)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 951,000 1,110,910 12/01/25 $ — $ (9,568)
Euro ............. JPHQ Sell 930,000 1,093,403 12/29/25 — (4,106)
Euro ............. JPHQ Sell 768,000 891,702 5/04/26 — (20,104)
Total Forward Exchange Contracts ................................................... — $(33,778)
Net unrealized appreciation (depreciation) ............................................ $(33,778)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 7,400,000 $ 600,288 $ 440,443 $ 159,845
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $600,288 $440,443 $159,845
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 780,000 7,545 (48,549) 56,094 BB+

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 159 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c) (d)
(continued)
Single Name (continued)
Total OTC Swap Contracts .............................................. $7,545 $(48,549) $56,094
Total Credit Default Swap Contracts .................................... $607,833 $ 391,894 $215,939
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly BNPS 12/20/25 5,525,000 $ 163,300
Short
(b)
U.S. Treasury Bonds ................... 4.2% At Maturity BOFA 12/11/25 3,500,000 42,358
Total Return Swap Contracts .................................................................... $205,658
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives the total return on the underlying instrument.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin U.S. Government Securities VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 2.0%
Financial Services 1.8%
Private Export Funding Corp. , TT , Senior Note , 3.65% , 3/15/30 .
United States 9,075,000 $ 8,896,034
Oil, Gas & Consumable Fuels 0.2%
Reliance Industries Ltd. ,
Senior Bond , 2.512% , 1/15/26 ........................ India 656,250 652,119
Senior Note , 1.87% , 1/15/26 ......................... India 368,421 365,225
Senior Note , 2.06% , 1/15/26 ......................... India 312,500 309,905
1,327,249
Total Corporate Bonds (Cost $ 10,348,795 ) ....................................
10,223,283
U.S. Government and Agency Securities 13.1%
U.S. International Development Finance Corp. (The) , 4.01%,
5/15/30 ......................................... United States 935,000 931,074
U.S. Treasury Notes ,
2.25%, 8/15/27 ................................... United States 34,040,000 33,200,967
4%, 7/31/29 ..................................... United States 24,000,000 24,269,531
0.625%, 8/15/30 .................................. United States 8,500,000 7,329,756
Total U.S. Government and Agency Securities (Cost $ 68,169,964 ) ...............
65,731,328
Mortgage-Backed Securities 76.2%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.6%
FHLMC , 6.435%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 United States 41,274 42,250
FHLMC , 6.535% - 6.713%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 ........ United States 2,951,285 3,036,331
3,078,581
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.9%
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 ................ United States 615,274 605,457
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................. United States 115,653 106,585
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 ................ United States 19,190 18,126
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 .......... United States 1,775,465 1,734,923
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ......... United States 508,771 511,527
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ........... United States 1,552,446 1,591,009
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ......... United States 293,580 304,491
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ........... United States 278,389 287,374
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ......... United States 61,755 64,280
FHLMC Gold Pool, 30 Year , 7%, 2/01/31 - 9/01/31 ........... United States 21,814 22,809
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 ................ United States 23,300 24,666
FHLMC Pool, 30 Year , 2%, 1/01/51 ...................... United States 3,896,717 3,190,455
FHLMC Pool, 30 Year , 4%, 11/01/45 ..................... United States 6,325,371 6,089,445
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ..................... United States 1,916,664 1,899,019
FHLMC Pool, 30 Year , 4.5%, 10/01/52 .................... United States 12,728,980 12,410,815
FHLMC Pool, 30 Year , 5%, 12/01/52 ..................... United States 12,300,802 12,264,605
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ..................... United States 11,488,945 11,643,932
FHLMC Pool, 30 Year , 6%, 2/01/55 ...................... United States 2,274,359 2,326,978
FHLMC Pool, 30 Year , 6.5%, 5/01/55 ..................... United States 4,901,947 5,069,643
60,166,139
a
Federal National Mortgage Association (FNMA) Adjustable Rate 1.6%
FNMA , 4.198% - 5.618%, ( COFI 11th District +/- MBS Margin),
6/01/26 - 11/01/36 ................................. United States 10,927 10,827
FNMA , 5.1% - 6.338%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ...................... United States 79,626 80,193

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 5.925% - 7.005%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 ........ United States 6,468,259 $ 6,640,920
FNMA , 5.47% - 7.005%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 9/01/27 - 3/01/37 ........ United States 145,501 148,632
FNMA , 4.882% - 7.258%, ( 1-year CMT T-Note +/- MBS Margin),
9/01/26 - 12/01/40 ................................. United States 1,601,977 1,647,534
8,528,106
Federal National Mortgage Association (FNMA) Fixed Rate 18.5%
FNMA , 3.28%, 7/01/27 ............................... United States 4,000,000 3,953,430
FNMA , 5.5%, 4/01/34 ................................ United States 224,969 230,992
FNMA, 15 Year , 2%, 9/01/35 ........................... United States 1,533,101 1,423,371
FNMA, 15 Year , 3%, 9/01/37 ........................... United States 9,057,703 8,681,559
FNMA, 30 Year , 2.5%, 8/01/51 ......................... United States 7,795,093 6,616,864
FNMA, 30 Year , 2.5%, 9/01/51 ......................... United States 17,233,869 14,637,352
FNMA, 30 Year , 2.5%, 11/01/51 ......................... United States 3,991,878 3,381,673
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 5,456,328 4,629,729
FNMA, 30 Year , 2.5%, 2/01/52 ......................... United States 7,195,291 6,085,047
FNMA, 30 Year , 3%, 7/01/51 ........................... United States 3,330,956 2,948,869
FNMA, 30 Year , 3%, 12/01/42 - 9/01/51 ................... United States 2,841,396 2,512,031
FNMA, 30 Year , 3.5%, 7/01/45 ......................... United States 7,426,034 7,009,840
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 .................... United States 1,678,062 1,636,159
FNMA, 30 Year , 4%, 9/01/52 ........................... United States 12,933,618 12,240,792
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................. United States 1,627,483 1,623,084
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 .................... United States 1,033,471 1,057,809
FNMA, 30 Year , 5.5%, 12/01/32 - 8/01/35 ................. United States 619,613 639,555
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 3,291,554 3,325,780
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 .................... United States 484,841 502,019
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 9,031,130 9,255,067
FNMA, 30 Year , 6.5%, 12/01/29 - 9/01/36 ................. United States 64,314 67,637
FNMA, 30 Year , 9%, 10/01/26 .......................... United States 6,987 7,014
92,465,673
Government National Mortgage Association (GNMA) Fixed Rate 43.6%
GNMA I, 30 Year , 5%, 9/15/40 .......................... United States 5,531,941 5,620,981
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................. United States 158,770 165,066
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................. United States 126,129 132,474
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 ................ United States 49,186 50,900
GNMA I, 30 Year , 7%, 12/15/28 ......................... United States 1,852 1,901
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 ................ United States 33,072 34,729
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ............... United States 166,122 152,724
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....... United States 2,598,993 2,496,847
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ...... United States 3,952,132 3,945,767
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ...... United States 1,160,431 1,194,580
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 ........ United States 500,148 516,482
GNMA I, Single-family, 30 Year , 6.5%, 2/15/26 - 5/15/37 ...... United States 215,005 222,071
GNMA I, Single-family, 30 Year , 7%, 12/15/25 - 9/15/31 ....... United States 15,169 15,536
GNMA I, Single-family, 30 Year , 7.5%, 2/15/27 .............. United States 358 360
GNMA II, Single-family, 30 Year , 2%, 10/20/50 .............. United States 5,857,033 4,848,237
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............... United States 4,136,179 3,422,392
GNMA II, Single-family, 30 Year , 2%, 12/20/51 .............. United States 9,260,305 7,662,139
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ............... United States 5,901,369 4,882,844
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............. United States 9,096,710 7,840,968
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............. United States 3,839,441 3,310,596
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............. United States 25,769,786 22,220,196
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............ United States 8,499,501 7,328,736
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ...... United States 2,474,258 2,247,793

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............... United States 4,659,781 $ 4,231,419
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ............... United States 12,649,797 11,311,371
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............... United States 4,922,004 4,401,212
GNMA II, Single-family, 30 Year , 3%, 10/20/51 .............. United States 13,198,427 11,801,915
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............. United States 5,050,890 4,796,739
GNMA II, Single-family, 30 Year , 3.5%, 11/20/42 ............ United States 3,069,395 2,913,678
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............. United States 4,123,125 3,913,981
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............. United States 7,517,363 6,983,910
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............. United States 12,522,077 11,589,542
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 10/20/47 ..... United States 11,905,061 11,262,746
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............ United States 3,374,448 3,134,265
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ....... United States 5,424,064 5,244,237
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 .... United States 7,346,156 7,371,645
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 6/20/44 ....... United States 2,858,059 2,928,383
GNMA II, Single-family, 30 Year , 5%, 9/20/54 ............... United States 5,530,261 5,509,627
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ...... United States 1,147,966 1,189,347
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............. United States 4,590,653 4,641,493
GNMA II, Single-family, 30 Year , 5.5%, 8/20/54 ............. United States 10,178,186 10,278,839
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 7/20/39 ....... United States 751,762 787,867
GNMA II, Single-family, 30 Year , 6%, 2/20/55 ............... United States 10,190,473 10,375,278
GNMA II, Single-family, 30 Year , 6%, 9/20/55 ............... United States 10,920,000 11,134,426
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 4/20/32 ..... United States 78,375 81,559
GNMA II, Single-family, 30 Year , 6.5%, 8/20/55 ............. United States 4,973,498 5,133,253
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ............... United States 2,223 2,357
GNMA II, Single-family, 30 Year , 7.5%, 12/20/25 - 11/20/26 .... United States 473 476
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............... United States 139 139
219,334,023
Total Mortgage-Backed Securities (Cost $ 419,728,015 ) .........................
383,572,522
Total Long Term Investments (Cost $ 498,246,774 ) .............................
459,527,133
a
Short Term Investments 8.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 8.4%
b
Joint Repurchase Agreement , 4.204% , 10/01/25 (Maturity Value
$ 42,453,657 )
BNP Paribas Securities Corp. (Maturity Value $13,612,765)
Deutsche Bank Securities, Inc. (Maturity Value $13,413,232)
HSBC Securities (USA), Inc. (Maturity Value $15,427,659)
Collateralized by U.S. Government Agency Securities, 2%
- 7.5%, 6/15/27 - 7/20/65; U.S. Government Agency Strips,
1/15/31 - 1/15/37; and U.S. Treasury Notes, 2% - 4%, 5/12/28 -
8/31/30 (valued at $ 43,305,023 ) ....................... 42,448,700 42,448,700
Total Repurchase Agreements (Cost $ 42,448,700 ) .............................
42,448,700
Total Short Term Investments (Cost $ 42,448,700 ) ..............................
42,448,700
a
Total Investments (Cost $ 540,695,474 ) 99.7% .................................
$501,975,833
Other Assets, less Liabilities 0.3% ...........................................
1,155,225
Net Assets 100.0% .........................................................
$503,131,058
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 159 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2025, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin VolSmart Allocation VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 64.7%
Aerospace & Defense 1.3%
Curtiss-Wright Corp. ................................................. 104 $ 56,465
General Dynamics Corp. .............................................. 1,811 617,551
Howmet Aerospace, Inc. .............................................. 1,234 242,148
RTX Corp. ........................................................ 4,963 830,459
1,746,623
Automobiles 0.8%
General Motors Co. .................................................. 2,686 163,765
a
Tesla, Inc. ......................................................... 2,012 894,777
1,058,542
Banks 1.8%
Citigroup, Inc. ...................................................... 5,601 568,501
JPMorgan Chase & Co. ............................................... 5,683 1,792,589
2,361,090
Beverages 0.4%
a
Monster Beverage Corp. .............................................. 910 61,252
PepsiCo, Inc. ...................................................... 3,072 431,432
492,684
Biotechnology 1.7%
AbbVie, Inc. ....................................................... 6,308 1,460,554
Amgen, Inc. ....................................................... 690 194,718
a
Exelixis, Inc. ....................................................... 1,101 45,471
Gilead Sciences, Inc. ................................................ 3,505 389,055
a
Halozyme Therapeutics, Inc. ........................................... 834 61,166
a
United Therapeutics Corp. ............................................. 147 61,624
2,212,588
Broadline Retail 1.2%
a
Amazon.com, Inc. ................................................... 6,685 1,467,826
eBay, Inc. ......................................................... 1,400 127,330
1,595,156
Building Products 1.1%
Allegion plc ........................................................ 320 56,752
Armstrong World Industries, Inc. ........................................ 293 57,431
Carlisle Cos., Inc. ................................................... 1,160 381,594
Johnson Controls International plc ....................................... 6,713 738,094
Lennox International, Inc. ............................................. 104 55,053
Trane Technologies plc ............................................... 274 115,617
1,404,541
Capital Markets 2.8%
Ares Management Corp., A ............................................ 2,623 419,392
Bank of New York Mellon Corp. (The) .................................... 1,818 198,089
Charles Schwab Corp. (The) ........................................... 7,090 676,882
CME Group, Inc. .................................................... 521 140,769
a
Freedom Holding Corp. ............................................... 271 46,647
Interactive Brokers Group, Inc., A ....................................... 1,158 79,682
LPL Financial Holdings, Inc. ........................................... 177 58,886
Moody's Corp. ...................................................... 475 226,328
Morgan Stanley ..................................................... 5,119 813,716
Nasdaq, Inc. ....................................................... 8,259 730,509
Northern Trust Corp. ................................................. 459 61,781
a
Robinhood Markets, Inc., A ............................................ 1,137 162,796

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
SEI Investments Co. ................................................. 566 $ 48,025
3,663,502
Chemicals 1.7%
Air Products and Chemicals, Inc. ........................................ 1,426 388,899
CF Industries Holdings, Inc. ........................................... 552 49,514
Ecolab, Inc. ........................................................ 1,666 456,251
Linde plc .......................................................... 2,152 1,022,200
Mosaic Co. (The) ................................................... 1,304 45,222
NewMarket Corp. ................................................... 71 58,803
Sherwin-Williams Co. (The) ............................................ 803 278,047
2,298,936
Commercial Services & Supplies 0.7%
Cintas Corp. ....................................................... 3,544 727,441
Republic Services, Inc., A ............................................. 581 133,328
Rollins, Inc. ........................................................ 894 52,514
913,283
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................................. 2,929 426,785
Cisco Systems, Inc. ................................................. 9,893 676,879
a
F5, Inc. ........................................................... 179 57,851
Ubiquiti, Inc. ....................................................... 116 76,627
1,238,142
Construction & Engineering 0.2%
Comfort Systems USA, Inc. ............................................ 112 92,420
EMCOR Group, Inc. ................................................. 129 83,791
Valmont Industries, Inc. ............................................... 144 55,833
232,044
Consumer Finance 0.3%
Capital One Financial Corp. ........................................... 995 211,517
SLM Corp. ........................................................ 1,424 39,416
Synchrony Financial ................................................. 1,313 93,289
344,222
Consumer Staples Distribution & Retail 2.2%
a
BJ's Wholesale Club Holdings, Inc. ...................................... 452 42,149
Casey's General Stores, Inc. ........................................... 635 358,978
Costco Wholesale Corp. .............................................. 744 688,669
Kroger Co. (The) .................................................... 1,501 101,182
a
Sprouts Farmers Market, Inc. .......................................... 261 28,397
Walmart, Inc. ...................................................... 17,075 1,759,750
2,979,125
Diversified Consumer Services 0.1%
ADT, Inc. .......................................................... 5,350 46,599
a
Duolingo, Inc., A .................................................... 87 28,000
a
Grand Canyon Education, Inc. .......................................... 221 48,514
123,113
Diversified REITs 0.0%
†
WP Carey, Inc. ..................................................... 727 49,123

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................................... 20,326 $ 574,006
Verizon Communications, Inc. .......................................... 12,051 529,642
1,103,648
Electric Utilities 0.4%
Entergy Corp. ...................................................... 1,172 109,219
Evergy, Inc. ........................................................ 661 50,249
NextEra Energy, Inc. ................................................. 4,599 347,179
NRG Energy, Inc. ................................................... 516 83,566
590,213
Electrical Equipment 0.5%
nVent Electric plc ................................................... 6,747 665,524
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., A .................................................. 3,564 441,045
Corning, Inc. ....................................................... 2,226 182,599
TD SYNNEX Corp. .................................................. 378 61,897
685,541
Entertainment 0.8%
a
Netflix, Inc. ........................................................ 579 694,175
a
ROBLOX Corp., A ................................................... 762 105,552
a
Spotify Technology SA ................................................ 448 312,704
1,112,431
Financial Services 2.4%
a
Berkshire Hathaway, Inc., B ............................................ 1,217 611,835
Equitable Holdings, Inc. ............................................... 828 42,046
Mastercard, Inc., A .................................................. 1,336 759,930
MGIC Investment Corp. ............................................... 1,712 48,569
Mr. Cooper Group, Inc. ............................................... 365 76,938
a
Toast, Inc., A ....................................................... 1,076 39,285
Visa, Inc., A ........................................................ 4,641 1,584,345
Western Union Co. (The) .............................................. 4,879 38,983
3,201,931
Food Products 0.3%
Ingredion, Inc. ...................................................... 351 42,861
Kellanova ......................................................... 707 57,988
McCormick & Co., Inc. ............................................... 3,406 227,895
Pilgrim's Pride Corp. ................................................. 975 39,702
368,446
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 364 62,153
National Fuel Gas Co. ................................................ 547 50,527
UGI Corp. ......................................................... 1,336 44,435
157,115
Ground Transportation 0.2%
Ryder System, Inc. .................................................. 323 60,931
a
Uber Technologies, Inc. ............................................... 2,488 243,749
304,680
Health Care Equipment & Supplies 3.5%
Abbott Laboratories .................................................. 10,173 1,362,571

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. ............................................... 1,798 $ 336,532
a
Boston Scientific Corp. ............................................... 4,395 429,084
a
IDEXX Laboratories, Inc. .............................................. 112 71,556
a
Insulet Corp. ....................................................... 167 51,558
a
Intuitive Surgical, Inc. ................................................ 993 444,099
Medtronic plc ...................................................... 2,417 230,195
ResMed, Inc. ...................................................... 390 106,755
STERIS plc ........................................................ 1,349 333,796
Stryker Corp. ...................................................... 3,398 1,256,139
4,622,285
Health Care Providers & Services 0.4%
Cardinal Health, Inc. ................................................. 548 86,014
Chemed Corp. ..................................................... 78 34,924
a
DaVita, Inc. ........................................................ 306 40,658
Encompass Health Corp. ............................................. 392 49,792
HCA Healthcare, Inc. ................................................. 226 96,321
Labcorp Holdings, Inc. ............................................... 205 58,847
Quest Diagnostics, Inc. ............................................... 325 61,939
a
Tenet Healthcare Corp. ............................................... 303 61,521
490,016
Health Care REITs 0.2%
Medical Properties Trust, Inc. .......................................... 10,142 51,420
Omega Healthcare Investors, Inc. ....................................... 1,182 49,904
Welltower, Inc. ..................................................... 1,305 232,473
333,797
Health Care Technology 0.1%
a
Doximity, Inc., A .................................................... 882 64,518
a
Veeva Systems, Inc., A ............................................... 200 59,582
124,100
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc. ............................................... 98 529,129
Boyd Gaming Corp. ................................................. 611 52,821
Darden Restaurants, Inc. ............................................. 300 57,108
Domino's Pizza, Inc. ................................................. 95 41,012
a
DoorDash, Inc., A ................................................... 699 190,121
a
Dutch Bros, Inc., A .................................................. 574 30,043
Expedia Group, Inc. ................................................. 278 59,423
McDonald's Corp. ................................................... 3,237 983,692
Royal Caribbean Cruises Ltd. .......................................... 673 217,769
Texas Roadhouse, Inc., A ............................................. 235 39,045
Travel + Leisure Co. ................................................. 964 57,348
Yum! Brands, Inc. ................................................... 560 85,120
2,342,631
Household Durables 0.3%
DR Horton, Inc. ..................................................... 1,439 243,867
Garmin Ltd. ........................................................ 463 114,000
357,867
Household Products 0.7%
Colgate-Palmolive Co. ............................................... 2,799 223,752
Kimberly-Clark Corp. ................................................. 899 111,782

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ........................................... 3,721 $ 571,731
907,265
Industrial Conglomerates 0.6%
3M Co. ........................................................... 1,515 235,098
Honeywell International, Inc. ........................................... 2,653 558,456
793,554
Insurance 0.8%
Aon plc, A ......................................................... 479 170,802
Axis Capital Holdings Ltd. ............................................. 421 40,332
Erie Indemnity Co., A ................................................. 753 239,574
Lincoln National Corp. ................................................ 1,429 57,632
Marsh & McLennan Cos., Inc. .......................................... 1,518 305,922
Progressive Corp. (The) .............................................. 707 174,594
Unum Group ....................................................... 579 45,035
W R Berkley Corp. .................................................. 591 45,282
1,079,173
Interactive Media & Services 2.8%
Alphabet, Inc., A .................................................... 5,006 1,216,959
Alphabet, Inc., C .................................................... 4,115 1,002,208
Meta Platforms, Inc., A ............................................... 2,017 1,481,244
3,700,411
IT Services 1.2%
Accenture plc, A .................................................... 2,507 618,226
Amdocs Ltd. ....................................................... 531 43,569
a
Cloudflare, Inc., A ................................................... 390 83,690
Cognizant Technology Solutions Corp., A .................................. 1,388 93,093
International Business Machines Corp. ................................... 2,325 656,022
a
Twilio, Inc., A ....................................................... 382 38,234
1,532,834
Life Sciences Tools & Services 0.5%
Danaher Corp. ..................................................... 1,567 310,674
a
Medpace Holdings, Inc. ............................................... 146 75,067
a
Waters Corp. ...................................................... 141 42,273
West Pharmaceutical Services, Inc. ...................................... 1,065 279,382
707,396
Machinery 1.2%
Allison Transmission Holdings, Inc. ...................................... 445 37,772
Caterpillar, Inc. ..................................................... 1,267 604,549
Illinois Tool Works, Inc. ............................................... 706 184,096
Mueller Industries, Inc. ............................................... 591 59,756
Parker-Hannifin Corp. ................................................ 896 679,302
Snap-on, Inc. ...................................................... 143 49,554
1,615,029
Media 0.1%
Fox Corp., A ....................................................... 817 51,520
Fox Corp., B ....................................................... 843 48,296
99,816
Metals & Mining 0.3%
Anglogold Ashanti plc ................................................ 1,044 73,424

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining (continued)
Newmont Corp. ..................................................... 2,375 $ 200,236
Royal Gold, Inc. .................................................... 270 54,157
Southern Copper Corp. ............................................... 491 59,588
Steel Dynamics, Inc. ................................................. 419 58,421
445,826
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................................. 4,146 47,223
Office REITs 0.1%
Cousins Properties, Inc. .............................................. 1,601 46,333
Highwoods Properties, Inc. ............................................ 1,477 46,998
Kilroy Realty Corp. .................................................. 1,321 55,812
149,143
Oil, Gas & Consumable Fuels 1.0%
Antero Midstream Corp. .............................................. 2,428 47,200
APA Corp. ......................................................... 2,734 66,382
Chevron Corp. ..................................................... 2,783 432,172
Devon Energy Corp. ................................................. 1,664 58,340
DT Midstream, Inc. .................................................. 434 49,068
EOG Resources, Inc. ................................................ 2,883 323,242
Exxon Mobil Corp. ................................................... 2,697 304,087
1,280,491
Passenger Airlines 0.1%
a
United Airlines Holdings, Inc. ........................................... 807 77,876
a
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co. .............................................. 5,344 241,014
a
Corcept Therapeutics, Inc. ............................................ 597 49,617
Eli Lilly & Co. ...................................................... 1,389 1,059,807
Johnson & Johnson ................................................. 8,122 1,505,981
Organon & Co. ..................................................... 5,007 53,475
Royalty Pharma plc, A ................................................ 1,356 47,840
2,957,734
Professional Services 0.5%
Automatic Data Processing, Inc. ........................................ 1,040 305,240
Broadridge Financial Solutions, Inc. ...................................... 179 42,633
Concentrix Corp. .................................................... 822 37,935
a
ExlService Holdings, Inc. .............................................. 979 43,105
Genpact Ltd. ....................................................... 1,053 44,110
Paychex, Inc. ...................................................... 711 90,126
Paycom Software, Inc. ............................................... 170 35,384
SS&C Technologies Holdings, Inc. ....................................... 606 53,789
652,322
Retail REITs 0.2%
Agree Realty Corp. .................................................. 616 43,760
NNN REIT, Inc. ..................................................... 1,093 46,529
Realty Income Corp. ................................................. 2,254 137,021
227,310
Semiconductors & Semiconductor Equipment 7.8%
Analog Devices, Inc. ................................................. 2,821 693,120
Applied Materials, Inc. ................................................ 1,686 345,191
Broadcom, Inc. ..................................................... 10,101 3,332,421

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ......................................................... 174 $ 187,676
Lam Research Corp. ................................................. 1,609 215,445
Monolithic Power Systems, Inc. ......................................... 70 64,445
NVIDIA Corp. ...................................................... 19,419 3,623,197
QUALCOMM, Inc. ................................................... 3,158 525,365
Texas Instruments, Inc. ............................................... 7,216 1,325,796
10,312,656
Software 7.7%
a
DocuSign, Inc., A ................................................... 613 44,191
a
Dropbox, Inc., A .................................................... 1,576 47,611
a
Fortinet, Inc. ....................................................... 1,824 153,362
a
Guidewire Software, Inc. .............................................. 237 54,477
Intuit, Inc. ......................................................... 344 234,921
Microsoft Corp. ..................................................... 12,486 6,467,124
a
Nutanix, Inc., A ..................................................... 597 44,411
Oracle Corp. ....................................................... 4,701 1,322,109
a
Palantir Technologies, Inc., A ........................................... 4,942 901,520
Pegasystems, Inc. ................................................... 930 53,475
Roper Technologies, Inc. .............................................. 1,581 788,429
a
Zscaler, Inc. ....................................................... 167 50,043
10,161,673
Specialized REITs 0.1%
EPR Properties ..................................................... 858 49,773
Gaming and Leisure Properties, Inc. ..................................... 987 46,004
VICI Properties, Inc., A ............................................... 2,954 96,330
192,107
Specialty Retail 1.8%
a
AutoZone, Inc. ..................................................... 22 94,385
Best Buy Co., Inc. ................................................... 690 52,178
a
Chewy, Inc., A ...................................................... 989 40,005
Lowe's Cos., Inc. .................................................... 2,534 636,819
a
O'Reilly Automotive, Inc. .............................................. 2,090 225,323
Ross Stores, Inc. ................................................... 3,391 516,754
TJX Cos., Inc. (The) ................................................. 3,144 454,434
Tractor Supply Co. .................................................. 3,316 188,581
a
Ulta Beauty, Inc. .................................................... 97 53,035
Williams-Sonoma, Inc. ............................................... 406 79,353
2,340,867
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. ........................................................ 18,275 4,653,363
Hewlett Packard Enterprise Co. ......................................... 3,722 91,412
HP, Inc. ........................................................... 2,738 74,556
NetApp, Inc. ....................................................... 619 73,327
4,892,658
Textiles, Apparel & Luxury Goods 0.3%
a
Crocs, Inc. ........................................................ 446 37,263
a
Lululemon Athletica, Inc. .............................................. 215 38,255
NIKE, Inc., B ....................................................... 2,268 158,148
Ralph Lauren Corp., A ................................................ 165 51,737
Tapestry, Inc. ...................................................... 712 80,613
366,016

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Tobacco 0.7%
Altria Group, Inc. .................................................... 6,342 $ 418,952
Philip Morris International, Inc. ......................................... 3,518 570,620
989,572
Trading Companies & Distributors 0.6%
Fastenal Co. ....................................................... 3,809 186,793
WW Grainger, Inc. ................................................... 630 600,365
787,158
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. ................................................... 1,303 311,912
Total Common Stocks (Cost $42,445,504) ......................................
85,800,961
a
Investments In Underlying Funds and Exchange Traded Funds
33.2%
Domestic Fixed Income 25.2%
b
Franklin U.S. Core Bond ETF .......................................... 1,024,075 22,242,909
b
Putnam Core Bond Fund, Class R6 ...................................... 1,357,140 11,277,833
33,520,742
Domestic Hybrid 8.0%
b
Franklin Income VIP Fund, Class 1 ...................................... 681,956 10,597,603
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$47,621,868) ................................................................
44,118,345
Total Long Term Investments (Cost $90,067,372) ................................
129,919,306
a
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.8%
b,c
Franklin Institutional U.S. Government Money Market Fund, 4.094% ............. 2,369,681 2,369,681
Total Money Market Funds (Cost $2,369,681) ...................................
2,369,681
Total Short Term Investments (Cost $2,369,681) .................................
2,369,681
a
Total Investments (Cost $92,437,053) 99.7% ....................................
$132,288,987
Other Assets, less Liabilities 0.3% .............................................
367,494
Net Assets 100.0% ...........................................................
$132,656,481
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 159 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Dynamic VIX Backwardation (BEFSDVB1
Index) ............................ — At Maturity BZWS 10/07/25 4,000,000 $ (1,069)
Total Return Swap Contracts .................................................................... $(1,069)
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Templeton Developing Markets VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 95.0%
Brazil 2.6%
Hypera SA ..................... Pharmaceuticals 356,546 $ 1,522,719
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 486,658 303,575
TOTVS SA ..................... Software 268,724 2,319,037
Vale SA ........................ Metals & Mining 272,323 2,946,190
XP, Inc. , A ...................... Capital Markets 68,554 1,288,129
8,379,650
Chile 0.9%
Banco Santander Chile , ADR ....... Banks 113,339 3,003,483
China 26.2%
Alibaba Group Holding Ltd. ......... Broadline Retail 521,651 11,666,264
a
Baidu, Inc. , A .................... Interactive Media & Services 248,472 4,108,348
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 257,247 446,005
b,c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 3,285,161 3,491,968
BYD Co. Ltd. , H ................. Automobiles 231,484 3,271,952
China Merchants Bank Co. Ltd. , A .... Banks 996,727 5,667,891
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,474,247 1,077,174
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 36,828 1,035,972
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 670,835 430,939
Haier Smart Home Co. Ltd. , D ....... Household Durables 836,125 1,926,615
JD.com, Inc. , A .................. Broadline Retail 52,927 927,308
c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 210,245 2,273,980
NARI Technology Co. Ltd. , A ........ Electrical Equipment 1,275,438 4,121,241
NetEase, Inc. ................... Entertainment 120,813 3,669,376
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 501,906 3,414,511
Prosus NV ..................... Broadline Retail 267,212 18,895,911
Tencent Holdings Ltd. ............. Interactive Media & Services 124,217 10,584,481
Uni-President China Holdings Ltd. .... Food Products 1,658,111 1,752,290
Weichai Power Co. Ltd. , H ......... Machinery 1,163,762 2,081,931
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 306,139 561,550
a,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 720,132 3,802,667
85,208,374
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 446,389 5,706,291
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 113,238 3,446,397
India 10.4%
ACC Ltd. ....................... Construction Materials 60,356 1,240,819
a
Ather Energy Ltd. ................ Automobiles 155,023 986,457
Bajaj Holdings & Investment Ltd. ..... Financial Services 12,936 1,784,489
Brigade Enterprises Ltd. ........... Real Estate Management & Development 94,694 956,342
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 905,795 3,325,297
Federal Bank Ltd. ................ Banks 820,741 1,783,335
a
HDB Financial Services Ltd. ........ Consumer Finance 33,790 285,539
HDFC Bank Ltd. ................. Banks 619,688 6,641,014
ICICI Bank Ltd. .................. Banks 729,914 11,062,028
Infosys Ltd. ..................... IT Services 130,468 2,121,995
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 1,200,348 1,107,822

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 341,041 $ 2,626,016
33,921,153
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 5,100,168 1,768,747
Italy 0.1%
a,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 14,268 222,360
Mexico 2.8%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 877,578 8,840,232
a,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 825,473 191,116
9,031,348
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 30,652 1,236,502
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 611,673 1,396,758
Russia 0.0%
a,d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
a,d
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 2.1%
Discovery Ltd. ................... Insurance 374,349 4,270,223
Netcare Ltd. .................... Health Care Providers & Services 2,954,282 2,429,114
6,699,337
South Korea 18.4%
a,c
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 123,190 3,537,320
Doosan Bobcat, Inc. .............. Machinery 73,421 2,904,710
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 4,912 1,288,867
Hyundai Motor Co. ............... Automobiles 33,815 5,183,958
KT Skylife Co. Ltd. ............... Media 92,351 327,132
LG Corp. ....................... Industrial Conglomerates 85,589 4,396,347
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 7,220 727,288
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 49,892 1,371,402
NAVER Corp. ................... Interactive Media & Services 31,063 5,960,575
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 216,989 13,008,562
Samsung Life Insurance Co. Ltd. ..... Insurance 19,485 2,177,409
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 12,238 1,791,254
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 69,760 17,293,364
59,968,188
Taiwan 21.1%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,059,828 7,567,324
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 242,028 1,375,903
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 182,762 7,926,342
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,099,973 47,780,437
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 274,950 1,541,868

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 463,785 $ 2,536,310
68,728,184
Thailand 2.4%
Kasikornbank PCL ............... Banks 773,314 3,999,861
Kiatnakin Phatra Bank PCL ......... Banks 329,327 597,681
Minor International PCL ............ Hotels, Restaurants & Leisure 2,463,103 1,751,772
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 491,810
Thai Beverage PCL ............... Beverages 2,310,605 833,251
7,674,375
Turkiye 0.3%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 74,604 970,742
United Arab Emirates 1.2%
Emaar Development PJSC ......... Real Estate Management & Development 549,922 2,015,129
Emirates Central Cooling Systems Corp. Water Utilities 2,969,137 1,309,539
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,594,627 668,942
3,993,610
United States 2.4%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 54,950 3,685,497
Genpact Ltd. .................... Professional Services 97,098 4,067,435
7,752,932
Total Common Stocks (Cost $ 185,174,719 ) .....................................
309,108,431
a
Preferred Stocks 5.5%
Brazil 5.5%
Banco Bradesco SA , ADR .......... Banks 1,645,557 5,561,982
e
Itau Unibanco Holding SA , ADR , 3 .03 % Banks 884,508 6,492,289
e
Petroleo Brasileiro SA - Petrobras ,
11 .06% ...................... Oil, Gas & Consumable Fuels 963,943 5,697,900
17,752,171
Total Preferred Stocks (Cost $ 15,872,105 ) ......................................
17,752,171
a a a a a
Escrows and Litigation Trusts 0.0%
†
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 77,314
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
77,314
Total Long Term Investments (Cost $ 201,046,824 ) ...............................
326,937,916
Short Term Investments 0.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.5%
United States 0.5%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 1,498,799 1,498,799
Total Money Market Funds (Cost $ 1,498,799 ) ...................................
1,498,799

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations on page 159 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 1,358,011 $ 1,358,011
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,358,011 ) .................................................................
1,358,011
a a a a a
Total Short Term Investments (Cost $ 2,856,810 ) .................................
2,856,810
a a a
Total Investments (Cost $ 203,903,634 ) 101.4% ..................................
$329,794,726
Other Assets, less Liabilities (1.4) % ...........................................
(4,603,138)
Net Assets 100.0% ...........................................................
$325,191,588
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $13,950,350, representing 4.3% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Templeton Foreign VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 1.6%
Dassault Aviation SA ................................. France 41,091 $ 13,842,452
Automobiles 1.4%
a
Toyota Motor Corp. , ADR ............................. Japan 66,100 12,631,049
Banks 15.8%
BNP Paribas SA .................................... France 267,517 24,467,853
HDFC Bank Ltd. .................................... India 2,253,862 24,153,977
ING Groep NV ..................................... Netherlands 782,733 20,519,937
Lloyds Banking Group plc ............................. United Kingdom 7,986,542 9,037,451
Royal Bank of Canada ............................... Canada 117,900 17,377,056
Standard Chartered plc ............................... United Kingdom 727,124 14,111,707
Sumitomo Mitsui Financial Group, Inc. .................... Japan 1,065,800 29,984,018
139,651,999
Beverages 1.9%
Heineken NV ...................................... Netherlands 217,071 16,998,615
Broadline Retail 3.2%
Alibaba Group Holding Ltd. ............................ China 1,263,200 28,250,352
Chemicals 2.0%
Akzo Nobel NV ..................................... Netherlands 250,535 17,880,111
Commercial Services & Supplies 1.4%
Securitas AB , B ..................................... Sweden 843,906 12,720,270
Construction & Engineering 1.9%
Vinci SA .......................................... France 117,960 16,393,133
Construction Materials 1.8%
CRH plc .......................................... United States 129,555 15,630,622
Consumer Staples Distribution & Retail 2.0%
Carrefour SA ....................................... France 1,156,376 17,524,600
Containers & Packaging 3.0%
Smurfit WestRock plc ................................ United States 615,818 26,025,078
Diversified Telecommunication Services 2.7%
Deutsche Telekom AG ................................ Germany 711,400 24,237,021
Electric Utilities 2.1%
SSE plc .......................................... United Kingdom 781,098 18,321,205
Electrical Equipment 2.0%
Mitsubishi Electric Corp. .............................. Japan 703,200 18,060,805
Entertainment 1.8%
Universal Music Group NV ............................ Netherlands 534,589 15,448,265
Health Care Providers & Services 1.2%
Fresenius Medical Care AG ............................ Germany 204,736 10,817,751
Household Durables 1.3%
Barratt Redrow plc .................................. United Kingdom 2,189,922 11,521,539
Insurance 6.7%
AIA Group Ltd. ..................................... Hong Kong 1,677,000 16,072,310
Manulife Financial Corp. .............................. Canada 417,700 13,013,920
Prudential plc ...................................... Hong Kong 975,801 13,660,942

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Swiss Re AG ....................................... United States 87,639 $ 16,276,924
59,024,096
Life Sciences Tools & Services 1.2%
b
ICON plc .......................................... United States 60,600 10,605,000
Machinery 4.2%
CNH Industrial NV ................................... United States 1,211,892 13,149,028
Daimler Truck Holding AG ............................. Germany 275,385 11,387,589
Ebara Corp. ....................................... Japan 550,800 12,555,238
37,091,855
Metals & Mining 1.6%
Norsk Hydro ASA ................................... Norway 2,082,664 14,160,280
Multi-Utilities 1.9%
Veolia Environnement SA ............................. France 498,920 17,014,170
Oil, Gas & Consumable Fuels 7.3%
BP plc ............................................ United States 4,816,699 27,655,814
Galp Energia SGPS SA , B ............................ Portugal 775,338 14,692,461
Shell plc .......................................... United States 614,439 21,899,244
64,247,519
Personal Care Products 2.1%
Unilever plc ........................................ United Kingdom 313,932 18,556,096
Pharmaceuticals 6.8%
AstraZeneca plc .................................... United Kingdom 198,030 30,338,417
Novo Nordisk A/S , B ................................. Denmark 195,597 10,891,167
Sanofi SA ......................................... United States 196,288 18,587,277
59,816,861
Professional Services 1.3%
Adecco Group AG ................................... Switzerland 418,888 11,801,184
Semiconductors & Semiconductor Equipment 8.7%
ASM International NV ................................ Netherlands 21,268 12,827,789
Infineon Technologies AG ............................. Germany 336,768 13,211,466
STMicroelectronics NV ............................... Singapore 591,345 16,714,320
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 793,000 34,446,197
77,199,772
Specialty Retail 1.6%
JD Sports Fashion plc ................................ United Kingdom 10,959,236 14,108,363
Technology Hardware, Storage & Peripherals 3.7%
Samsung Electronics Co. Ltd. .......................... South Korea 549,953 32,969,863
Textiles, Apparel & Luxury Goods 2.1%
Kering SA ......................................... France 54,186 18,157,585
Total Common Stocks (Cost $ 648,165,486 ) ...................................
850,707,511

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 159 .
Short Term Investments 5.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.0%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 34,887,682 $ 34,887,682
Total Money Market Funds (Cost $ 34,887,682 ) ................................
34,887,682
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Money Market Funds 1.4%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 12,585,356 12,585,356
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 12,585,356 ) .........................................................
12,585,356
Total Short Term Investments (Cost $ 47,473,038 ) ..............................
47,473,038
a
Total Investments (Cost $ 695,638,524 ) 101.7% ................................
$898,180,549
Other Assets, less Liabilities (1.7) % .........................................
(14,414,011)
Net Assets 100.0% .........................................................
$883,766,538
a a a
a
A portion or all of the security is on loan at September 30, 2025.
b
Non-income producing.
c
See Note 6 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Templeton Global Bond VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 75.9%
Australia 7.4%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 7,096,000 AUD $ 3,951,997
a
Senior Bond , Reg S, 1.75% , 3/20/34 43,382,000 AUD 22,793,895
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 23,430,000 AUD 12,805,689
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 52,103,000 AUD 26,939,636
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 37,794,000 AUD 20,201,697
Senior Bond , 2% , 11/20/37 ........ 41,521,000 AUD 19,487,624
106,180,538
Brazil 10.8%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 173,720,000 BRL 31,305,530
10% , 1/01/31 .................. 435,778,000 BRL 71,828,764
10% , 1/01/33 .................. 130,494,000 BRL 20,740,073
F , 10% , 1/01/29 ................ 182,536,000 BRL 31,592,831
155,467,198
Colombia 7.0%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 576,000,000 COP 145,723
Colombia Titulos de Tesoreria ,
B , 7.5% , 8/26/26 ............... 62,065,600,000 COP 15,629,176
B , 6% , 4/28/28 ................. 28,988,600,000 COP 6,775,628
B , 7.75% , 9/18/30 .............. 37,868,000,000 COP 8,555,893
B , 7% , 3/26/31 ................. 17,210,500,000 COP 3,670,800
B , 7% , 6/30/32 ................. 24,227,000,000 COP 4,955,864
B , 13.25% , 2/09/33 ............. 95,554,000,000 COP 26,377,048
B , 7.25% , 10/18/34 ............. 53,738,000,000 COP 10,615,214
B , 6.25% , 7/09/36 .............. 10,374,000,000 COP 1,832,731
B , 9.25% , 5/28/42 .............. 105,197,500,000 COP 21,957,155
100,515,232
Egypt 2.3%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 16,780,000 14,839,618
Senior Bond , 144A, 8.7% , 3/01/49 .. 5,020,000 4,476,972
Senior Bond , 144A, 8.875% , 5/29/50 11,120,000 10,062,059
Senior Bond , 144A, 8.75% , 9/30/51 . 4,820,000 4,307,211
33,685,860
Ghana 0.8%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 19,833,635 GHS 1,444,772
8.5% , 2/15/28 ................. 18,645,729 GHS 1,280,788
8.65% , 2/13/29 ................ 23,825,673 GHS 1,555,960
8.8% , 2/12/30 ................. 21,035,838 GHS 1,316,530
8.95% , 2/11/31 ................. 23,099,657 GHS 1,394,667
9.1% , 2/10/32 ................. 15,719,022 GHS 922,106
9.25% , 2/08/33 ................ 13,783,261 GHS 790,128
9.4% , 2/07/34 ................. 12,847,928 GHS 723,512
9.55% , 2/06/35 ................ 7,175,324 GHS 398,783
9.7% , 2/05/36 ................. 11,018,275 GHS 606,898

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
9.85% , 2/03/37 ................ 8,413,209 GHS $ 460,914
10% , 2/02/38 .................. 12,184,536 GHS 665,879
11,560,937
Greece 1.5%
a
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 8,044,000 EUR 10,165,202
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 9,091,000 EUR 10,773,440
20,938,642
India 7.3%
India Government Bond ,
Senior Bond , 5.77% , 8/03/30 ...... 526,000,000 INR 5,792,789
Senior Bond , 7.26% , 8/22/32 ...... 1,877,900,000 INR 22,000,482
Senior Bond , 7.18% , 8/14/33 ...... 3,641,200,000 INR 42,391,194
Senior Bond , 7.1% , 4/08/34 ....... 552,840,000 INR 6,413,321
Senior Bond , 6.79% , 10/07/34 ..... 1,290,600,000 INR 14,688,089
Senior Note , 7.1% , 4/18/29 ....... 1,222,620,000 INR 14,230,236
105,516,111
Malaysia 8.9%
Malaysia Government Bond ,
3.9% , 11/30/26 ................. 68,750,000 MYR 16,537,163
3.892% , 3/15/27 ................ 5,820,000 MYR 1,401,207
3.502% , 5/31/27 ................ 56,390,000 MYR 13,502,349
3.899% , 11/16/27 ............... 209,830,000 MYR 50,711,789
3.733% , 6/15/28 ................ 15,880,000 MYR 3,831,603
3.885% , 8/15/29 ................ 41,250,000 MYR 10,041,692
4.498% , 4/15/30 ................ 47,374,000 MYR 11,847,740
3.582% , 7/15/32 ................ 82,656,000 MYR 19,845,652
127,719,195
Mexico 4.6%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 303,650,000 MXN 16,796,015
M , 8.5% , 2/28/30 ............... 238,510,000 MXN 13,164,132
M , 7.75% , 5/29/31 .............. 169,690,000 MXN 9,036,740
M , Senior Bond , 8.5% , 5/31/29 ..... 488,850,000 MXN 27,048,613
66,045,500
Norway 5.2%
a
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 775,683,000 NOK 75,607,591
Panama 4.8%
Panama Government Bond ,
Senior Bond , 3.16% , 1/23/30 ...... 1,922,000 1,793,553
Senior Bond , 2.252% , 9/29/32 ..... 7,860,000 6,377,997
Senior Bond , 3.298% , 1/19/33 ..... 800,000 688,960
Senior Bond , 6.4% , 2/14/35 ....... 29,180,000 30,207,136
Senior Bond , 6.7% , 1/26/36 ....... 880,000 931,304

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama (continued)
Panama Government Bond, (continued)
Senior Bond , 8% , 3/01/38 ........ 25,610,000 $ 29,210,766
69,209,716
Serbia 0.4%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 624,310,000 RSD 6,113,022
South Africa 6.9%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 332,190,000 ZAR 18,896,026
Senior Bond , 8.5% , 1/31/37 ....... 580,718,000 ZAR 30,986,267
Senior Bond , 9% , 1/31/40 ........ 612,520,000 ZAR 32,500,613
Senior Bond , 8.75% , 1/31/44 ...... 324,968,600 ZAR 16,388,685
98,771,591
Spain 4.4%
a
Spain Government Bond ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 23,831,000 EUR 29,023,234
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 29,290,000 EUR 34,256,734
63,279,968
Supranational 0.9%
a,b
European Investment Bank , Senior
Note , 144A, 6.25% , 7/11/30 ....... 843,400,000 INR 9,343,031
b
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 361,000,000 INR 4,097,747
13,440,778
Uruguay 2.7%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 1,438,796,321 UYU 38,678,909
Total Foreign Government and Agency Securities (Cost $ 1,070,607,801 ) ...........
1,092,730,788
U.S. Government and Agency Securities 8.8%
United States 8.8%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 117,400,000 113,992,648
4.25%, 11/15/34 ................ 13,001,100 13,150,410
127,143,058
Total U.S. Government and Agency Securities (Cost $ 129,975,938 ) ................
127,143,058
Total Long Term Investments (Cost $ 1,200,583,739 ) .............................
1,219,873,846

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 153.72 JPY , Expires 11/06/25 . 1 179,908,000 $ 199,020
199,020
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 135.00 JPY , Expires 11/06/25 . 1 89,954,000 23,039
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 142.50 JPY , Expires 11/06/25 . 1 449,769,000 1,252,381
1,275,420
Total Options Purchased (Cost $ 3,406,462 ) .....................................
1,474,440
Short Term Investments 13.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 13.6%
United States 13.6%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 195,604,019 195,604,019
Total Money Market Funds (Cost $ 195,604,019 ) .................................
195,604,019
a a a a a
Total Short Term Investments (Cost $ 195,604,019 ) ...............................
195,604,019
a a a
Total Investments (Cost $ 1,399,594,220 ) 98.4% ..................................
$1,416,952,305
Options Written (0.1) % .......................................................
(1,006,807)
Other Assets, less Liabilities 1.7% .............................................
23,563,744
Net Assets 100.0% ...........................................................
$1,439,509,242
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 150.53 JPY , Expires 11/06/25 . 1 179,908,000 (712,885)
(712,885)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 138.00 JPY , Expires 11/06/25 . 1 449,769,000 $ (293,922)
(293,922)
Total Options Written (Premiums received $ 2,324,589 ) ...........................
$ (1,006,807)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $252,588,623, representing 17.5% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... MSCO Buy 15,368,062,000 107,699,869 10/07/25 $ — $ (3,725,755)
Japanese Yen ...... MSCO Sell 15,368,062,000 103,983,342 10/07/25 9,227 —
Euro ............. BNDP Buy 16,330,000 18,949,414 10/15/25 238,652 —
Euro ............. BNDP Sell 19,655,000 23,111,685 10/15/25 16,680 —
Euro ............. BOFA Sell 17,697,861 20,815,693 10/15/25 20,364 —
Euro ............. BZWS Sell 20,698,139 24,324,205 10/16/25 1,889 —
Euro ............. JPHQ Sell 20,699,000 24,329,273 10/16/25 5,946 —
Japanese Yen ...... BNDP Buy 8,616,174,660 59,071,336 10/16/25 — (716,906)
Japanese Yen ...... DBAB Buy 2,720,492,240 18,519,266 10/16/25 — (94,294)
Japanese Yen ...... MSCO Buy 29,466,578,000 200,094,919 11/10/25 11,758 —
Serbian Dinar ...... DBAB Buy 578,763,000 5,788,788 11/10/25 8,357 —
South Korean Won .. MSCO Buy 102,473,100,000 74,269,324 11/13/25 — (1,156,202)
Chinese Yuan ...... CITI Sell 137,671,876 19,363,133 11/17/25 — (15,444)
Chinese Yuan ...... JPHQ Sell 109,990,533 15,399,229 11/21/25 — (87,198)
Mexican Peso ...... BNDP Buy 142,834,437 7,590,511 12/10/25 150,602 —
Mexican Peso ...... HSBK Buy 145,436,000 7,728,352 12/10/25 153,755 —
Chinese Yuan ...... DBAB Sell 250,714,186 35,215,139 12/17/25 — (148,569)
Chinese Yuan ...... HSBK Sell 232,298,171 32,754,036 12/17/25 — (12,060)
South Korean Won .. JPHQ Buy 5,342,000,000 3,866,587 12/17/25 — (48,468)
South Korean Won .. DBAB Buy 42,726,848,000 30,787,468 12/26/25 — (233,328)
Serbian Dinar ...... DBAB Buy 337,808,788 3,355,939 1/20/26 25,307 —
Chinese Yuan ...... MSCO Sell 517,170,000 73,227,403 1/26/26 100,156 —
Serbian Dinar ...... DBAB Buy 1,188,227,000 11,704,733 2/05/26 186,064 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 159 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... JPHQ Buy 2,202,609,690 15,191,355 2/13/26 $ — $ (98,196)
Japanese Yen ...... MSCO Buy 2,196,400,000 15,146,750 2/13/26 — (96,144)
Chinese Yuan ...... CITI Sell 138,358,144 19,491,455 2/24/26 — (104,520)
Chinese Yuan ...... DBAB Sell 138,253,191 19,474,200 2/24/26 — (106,910)
Australian Dollar .... HSBK Buy 71,050,000 45,802,809 2/25/26 1,273,739 —
Mexican Peso ...... BNDP Buy 393,038,660 20,762,739 2/27/26 353,917 —
Mexican Peso ...... HSBK Buy 823,179,263 43,488,191 2/27/26 738,486 —
Serbian Dinar ...... DBAB Buy 1,486,651,427 14,894,814 3/17/26 — (25,700)
Chinese Yuan ...... HSBK Sell 478,930,000 67,939,115 3/30/26 — (23,865)
Serbian Dinar ...... DBAB Buy 793,386,000 7,919,288 4/01/26 14,238 —
Total Forward Exchange Contracts ................................................... $3,309,137 $(6,693,559)
Net unrealized appreciation (depreciation) ............................................ $(3,384,422)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2025
Templeton Growth VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 8.2%
Airbus SE ......................................... France 35,910 $ 8,385,918
BAE Systems plc ................................... United Kingdom 219,386 6,106,924
Rolls-Royce Holdings plc ............................. United Kingdom 531,637 8,545,672
Safran SA ......................................... France 21,354 7,577,874
30,616,388
Automobiles 0.5%
BYD Co. Ltd. , H .................................... China 139,500 1,971,788
Banks 11.4%
BNP Paribas SA .................................... France 40,967 3,746,957
HDFC Bank Ltd. .................................... India 430,986 4,618,750
ING Groep NV ..................................... Netherlands 183,035 4,798,401
KeyCorp .......................................... United States 226,622 4,235,565
Mizuho Financial Group, Inc. ........................... Japan 131,907 4,434,169
PNC Financial Services Group, Inc. (The) ................. United States 20,036 4,025,834
Royal Bank of Canada ............................... Canada 30,815 4,541,764
Sumitomo Mitsui Financial Group, Inc. .................... Japan 144,778 4,073,021
Wells Fargo & Co. ................................... United States 94,648 7,933,395
42,407,856
Broadline Retail 3.8%
a
Amazon.com, Inc. ................................... United States 64,659 14,197,177
Building Products 0.9%
a
Builders FirstSource, Inc. ............................. United States 27,510 3,335,587
Capital Markets 2.8%
Charles Schwab Corp. (The) ........................... United States 56,275 5,372,574
Intercontinental Exchange, Inc. ......................... United States 29,549 4,978,416
10,350,990
Chemicals 1.5%
Akzo Nobel NV ..................................... Netherlands 78,300 5,588,092
Construction & Engineering 1.6%
Vinci SA .......................................... France 42,699 5,933,964
Construction Materials 1.3%
CRH plc .......................................... United States 39,287 4,710,511
Containers & Packaging 2.0%
Crown Holdings, Inc. ................................. United States 36,845 3,558,859
Smurfit WestRock plc ................................ United States 87,741 3,735,134
7,293,993
Diversified Telecommunication Services 0.9%
AT&T, Inc. ......................................... United States 121,564 3,432,967
Electric Utilities 1.0%
SSE plc .......................................... United Kingdom 164,571 3,860,129
Electrical Equipment 2.1%
Mitsubishi Electric Corp. .............................. Japan 138,200 3,549,493
Schneider Electric SE ................................ United States 15,312 4,309,901
7,859,394
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. , A .................................. United States 34,660 4,289,175
Entertainment 1.5%
Universal Music Group NV ............................ Netherlands 188,238 5,439,600

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.0%
b
Canadian Pacific Kansas City Ltd. ....................... Canada 50,307 $ 3,746,727
Health Care Equipment & Supplies 1.9%
Alcon AG ......................................... United States 46,412 3,490,872
Medtronic plc ...................................... United States 39,720 3,782,933
7,273,805
Health Care Providers & Services 2.4%
HCA Healthcare, Inc. ................................. United States 11,756 5,010,407
UnitedHealth Group, Inc. .............................. United States 10,967 3,786,905
8,797,312
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc. ............................... United States 998 5,388,471
Industrial Conglomerates 2.6%
Honeywell International, Inc. ........................... United States 18,105 3,811,103
Siemens AG ....................................... Germany 22,289 6,017,540
9,828,643
Interactive Media & Services 7.8%
Alphabet, Inc. , A .................................... United States 50,384 12,248,351
Meta Platforms, Inc. , A ............................... United States 8,092 5,942,603
a
Pinterest, Inc. , A .................................... United States 110,837 3,565,626
Tencent Holdings Ltd. ................................ China 87,600 7,464,361
29,220,941
Life Sciences Tools & Services 2.7%
a
ICON plc .......................................... United States 21,082 3,689,350
Thermo Fisher Scientific, Inc. .......................... United States 13,236 6,419,725
10,109,075
Machinery 3.0%
CNH Industrial NV ................................... United States 302,662 3,283,883
Ebara Corp. ....................................... Japan 158,143 3,604,799
IHI Corp. .......................................... Japan 228,900 4,263,096
11,151,778
Oil, Gas & Consumable Fuels 1.5%
BP plc ............................................ United States 975,739 5,602,355
Personal Care Products 1.4%
Unilever plc ........................................ United Kingdom 88,349 5,247,616
Pharmaceuticals 3.5%
AstraZeneca plc .................................... United Kingdom 40,369 6,184,576
Eli Lilly & Co. ...................................... United States 9,051 6,905,913
13,090,489
Semiconductors & Semiconductor Equipment 11.3%
ASM International NV ................................ Netherlands 7,443 4,489,243
Broadcom, Inc. ..................................... United States 10,993 3,626,701
NVIDIA Corp. ...................................... United States 108,367 20,219,115
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 49,284 13,764,528
42,099,587
Software 6.9%
Intuit, Inc. ......................................... United States 5,413 3,696,592
Microsoft Corp. ..................................... United States 29,362 15,208,048
Salesforce, Inc. ..................................... United States 14,305 3,390,285

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 159 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
SAP SE .......................................... Germany 13,668 $ 3,659,842
25,954,767
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc. ........................................ United States 34,448 8,771,494
Samsung Electronics Co. Ltd. .......................... South Korea 102,736 6,159,057
14,930,551
Textiles, Apparel & Luxury Goods 3.0%
LVMH Moet Hennessy Louis Vuitton SE .................. France 9,761 6,006,737
NIKE, Inc. , B ....................................... United States 75,993 5,298,992
11,305,729
Trading Companies & Distributors 1.5%
Ferguson Enterprises, Inc. ............................ United States 24,152 5,424,056
Total Common Stocks (Cost $ 275,067,710 ) ...................................
360,459,513
Short Term Investments 4.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.0%
National Bank of Canada , 4.08% , 10/01/25 ................ Canada 8,200,000 8,200,000
Royal Bank of Canada , 4.05% , 10/01/25 .................. Canada 6,700,000 6,700,000
Total Time Deposits (Cost $ 14,900,000 ) ......................................
14,900,000
Total Short Term Investments (Cost $ 14,900,000 ) ..............................
14,900,000
a
Total Investments (Cost $ 289,967,710 ) 100.5% ................................
$375,359,513
Other Assets, less Liabilities (0.5) % .........................................
(1,841,361)
Net Assets 100.0% .........................................................
$373,518,152
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
647,942 Uniti Group, Inc. ............................. 8/04/25 $ 7,580,067 $ 7,149,469
125,422 Uniti Group, Inc., 8/01/35 ...................... 8/04/25 602,025 591,890
Total Restricted Securities (Value is 0.4% of Net Assets) ............... $8,182,092 $7,741,359
Shares Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
45,571 Anduril Industries, Inc., F ...................... 7/17/24 $ 990,559 $ 2,103,653
35,200 Benchling , Inc., F ............................ 10/20/21 1,150,910 354,744
25,878 Databricks, Inc., G ............................ 2/01/21 1,529,975 3,881,700
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 5,671,713
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 936,222
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,241 1,465,091
3,377 Plaid, Inc., A ................................ 3/31/25 688,829 622,753
Total Restricted Securities (Value is 3.5% of Net Assets) ............... $8,680,060 $15,035,876
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At September 30, 2025, unfunded commitments were as follows:
5. Investments in FT Underlying Funds
Certain or all Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or by Putnam Investment Management, LLC (Putnam Management). As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying
Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The
Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in Underlying Funds for the period ended September 30, 2025, were as follows:
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2025, investments in affiliated management investment companies were as follows:
Borrower Unfunded Commitment
Franklin Income VIP Fund
Clydesdale Acquisition Holdings, Inc. $ 68,729
$ 68,729
Borrower Unfunded Commitment
Franklin Strategic Income VIP Fund
GC Ferry Acquisition I, Inc. $ 9,642
Pinnacle Buyer LLC 3,934
$ 13,576
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 10,986,407 $ 617,283 $ (1,260,001) $ (166,040) $ 419,954 $ 10,597,603 681,956 $ 617,283
a
Franklin Institutional U.S.
Government Money Market Fund,
4.094% ................. 4,998,049 23,298,927 (25,927,295) — — 2,369,681 2,369,681 97,987
Franklin U.S. Core Bond ETF ... 22,876,850 — (1,302,459) (265,192) 933,710 22,242,909 1,024,075 652,880
Putnam Core Bond Fund, Class R6 11,185,947 384,098 (600,000) (5,085) 312,873 11,277,833 1,357,140 384,098
Total Non-Controlled Affiliates $50,047,253 $24,300,308 $(29,089,755) $(436,317) $1,666,537 $46,488,026 $1,752,248
Total Affiliated Securities .... $50,047,253 $24,300,308 $(29,089,755) $(436,317) $1,666,537 $46,488,026 $1,752,248
a
Dividend income includes capital gain distributions received, if any, from underlying funds.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $11,584,327 $65,639,301 $(63,571,694) $— $— $13,651,934 13,651,934 $395,522
Total Affiliated Securities ... $11,584,327 $65,639,301 $(63,571,694) $— $— $13,651,934 $395,522
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $114,911 $31,095,184 $(30,709,334) $— $— $500,761 500,761 $58,330
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $436,190 $11,835,987 $(11,821,887) $— $— $450,290 450,290 $15,827
Total Affiliated Securities ... $551,101 $42,931,171 $(42,531,221) $— $— $951,051 $74,157
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $1,623,000 $— $— $— $1,623,000 1,623,000 $2,430
Total Affiliated Securities ... $— $1,623,000 $— $— $— $1,623,000 $2,430
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $1,875,000 $(1,875,000) $— $— $— — $287
Total Affiliated Securities ... $— $1,875,000 $(1,875,000) $— $— $— $287
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $71,500,603 $639,648,452 $(702,710,488) $— $— $8,438,567 8,438,567 $825,796
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $2,784,000 $96,689,000 $(90,173,000) $— $— $9,300,000 9,300,000 $191,770
Total Affiliated Securities ... $74,284,603 $736,337,452 $(792,883,488) $— $— $17,738,567 $1,017,566
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $34,423,872 $(18,046,282) $— $— $16,377,590 16,377,590 $117,278
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $11,858,000 $(11,857,000) $— $— $1,000 1,000 $1,817
Total Affiliated Securities ... $— $46,281,872 $(29,903,282) $— $— $16,378,590 $119,095
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $262,991,507 $(179,362,908) $— $— $83,628,599 83,628,599 $625,707
Total Affiliated Securities ... $— $262,991,507 $(179,362,908) $— $— $83,628,599 $625,707
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $23,716,508 $235,071,294 $(235,225,623) $— $— $23,562,179 23,562,179 $938,329
Total Affiliated Securities ... $23,716,508 $235,071,294 $(235,225,623) $— $— $23,562,179 $938,329
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $17,941,521 $205,399,578 $(206,001,255) $— $— $17,339,844 17,339,844 $646,428
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $671,000 $(671,000) $— $— $— — $145
Total Affiliated Securities ... $17,941,521 $206,070,578 $(206,672,255) $— $— $17,339,844 $646,573
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $5,387,512 $67,665,123 $(65,775,298) $— $— $7,277,337 7,277,337 $241,635
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $339,200 $26,655,430 $(25,169,390) $— $— $1,825,240 1,825,240 $22,393
Total Affiliated Securities ... $5,726,712 $94,320,553 $(90,944,688) $— $— $9,102,577 $264,028
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Debt
BDC .................. $1,823,176 $809,104 $(2,591,343) $37,224 $(78,161) $— — $198,717
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Strategic Income VIP Fund (continued)
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $ 3,347,828 $ 80,197,232 $ (67,536,582) $ — $ — $ 16,008,478 16,008,478 $ 384,315
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $2,474,000 $(2,474,000) $— $— $— — $337
Total Affiliated Securities ... $5,171,004 $83,480,336 $(72,601,925) $37,224 $(78,161) $16,008,478 $583,369
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $3,050,480 $24,078,409 $(25,630,090) $— $— $1,498,799 1,498,799 $112,214
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $3,529,211 $(2,171,200) $— $— $1,358,011 1,358,011 $18,406
Total Affiliated Securities ... $3,050,480 $27,607,620 $(27,801,290) $— $— $2,856,810 $130,620
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $45,660,015 $247,339,973 $(258,112,306) $— $— $34,887,682 34,887,682 $1,193,300
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $71,174,687 $(58,589,331) $— $— $12,585,356 12,585,356 $41,271
Total Affiliated Securities ... $45,660,015 $318,514,660 $(316,701,637) $— $— $47,473,038 $1,234,571
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $147,171,635 $326,674,515 $(278,242,131) $— $— $195,604,019 195,604,019 $5,555,274
Total Affiliated Securities ... $147,171,635 $326,674,515 $(278,242,131) $— $— $195,604,019 $5,555,274
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $3,660,777 $(3,660,777) $— $— $— — $3,306
Total Affiliated Securities ... $— $3,660,777 $(3,660,777) $— $— $— $3,306
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,009,750 $ 3,434,814 $ — $ 11,444,564
Air Freight & Logistics ................... — 1,049,815 — 1,049,815
Automobile Components ................. 22,307 71,647 — 93,954
Automobiles .......................... 3,536,157 2,167,337 — 5,703,494
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Banks ............................... $ 9,264,186 $ 10,319,592 $ — $ 19,583,778
Beverages ........................... 1,896,364 1,053,946 — 2,950,310
Biotechnology ......................... 5,421,907 74,669 — 5,496,576
Broadline Retail ....................... 9,876,295 1,822,309 — 11,698,604
Building Products ...................... 1,414,534 577,362 — 1,991,896
Capital Markets ........................ 6,097,568 4,299,917 — 10,397,485
Chemicals ........................... 5,836,248 2,479,266 — 8,315,514
Commercial Services & Supplies ........... 1,291,895 665,867 — 1,957,762
Communications Equipment .............. 2,618,095 157,774 — 2,775,869
Construction & Engineering ............... 75,996 507,693 — 583,689
Construction Materials .................. 2,076,142 351,466 — 2,427,608
Consumer Finance ..................... 2,441,079 — — 2,441,079
Consumer Staples Distribution & Retail ...... 1,601,250 1,866,113 — 3,467,363
Containers & Packaging ................. 263,846 979,987 — 1,243,833
Diversified Consumer Services ............ — 50,272 — 50,272
Diversified Telecommunication Services ..... 797,865 999,178 — 1,797,043
Electric Utilities ........................ 2,230,168 1,720,862 — 3,951,030
Electrical Equipment .................... 1,529,089 1,170,687 — 2,699,776
Electronic Equipment, Instruments &
Components ........................ 2,344,148 869,062 — 3,213,210
Entertainment ......................... 4,074,438 1,403,534 — 5,477,972
Financial Services ...................... 10,561,545 325,838 — 10,887,383
Food Products ........................ 454,672 1,750,714 — 2,205,386
Gas Utilities .......................... — 291,581 — 291,581
Ground Transportation .................. 4,369,389 146,215 — 4,515,604
Health Care Equipment & Supplies ......... 5,038,449 2,505,287 — 7,543,736
Health Care Providers & Services .......... 5,514,323 86,231 — 5,600,554
Health Care Technology ................. 226,412 121,954 — 348,366
Hotels, Restaurants & Leisure ............. 3,333,007 1,371,005 — 4,704,012
Household Durables .................... 142,134 1,910,687 — 2,052,821
Household Products .................... 1,808,736 54,440 — 1,863,176
Independent Power and Renewable Electricity
Producers .......................... 292,313 239,429 — 531,742
Industrial Conglomerates ................ 72,833 839,844 — 912,677
Industrial REITs ....................... 214,610 141,958 — 356,568
Insurance ............................ 5,113,123 4,016,124 — 9,129,247
Interactive Media & Services .............. 14,569,810 1,772,921 — 16,342,731
IT Services ........................... 1,389,901 400,114 — 1,790,015
Leisure Products ....................... — 169,685 — 169,685
Life Sciences Tools & Services ............ 4,328,403 669,925 — 4,998,328
Machinery ............................ 7,138,691 4,219,629 — 11,358,320
Marine Transportation ................... 53,899 153,331 — 207,230
Media ............................... 1,482,585 94,309 — 1,576,894
Metals & Mining ....................... 773,375 1,087,424 — 1,860,799
Multi-Utilities .......................... 4,220,448 406,224 — 4,626,672
Oil, Gas & Consumable Fuels ............. 5,509,315 3,540,428 — 9,049,743
Passenger Airlines ..................... 416,880 150,513 — 567,393
Personal Care Products ................. — 1,581,216 — 1,581,216
Pharmaceuticals ....................... 5,551,282 7,870,382 — 13,421,664
Professional Services ................... 617,411 2,361,781 — 2,979,192
Real Estate Management & Development .... 87,396 525,153 — 612,549
Residential REITs ...................... 197,370 — — 197,370
Retail REITs .......................... 200,432 199,533 — 399,965
Semiconductors & Semiconductor Equipment . 31,654,785 5,975,275 — 37,630,060
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Software ............................. $ 27,196,664 $ 1,786,063 $ — $ 28,982,727
Specialized REITs ...................... 1,720,682 — — 1,720,682
Specialty Retail ........................ 3,975,976 1,680,946 — 5,656,922
Technology Hardware, Storage & Peripherals . 8,885,544 1,279,042 — 10,164,586
Textiles, Apparel & Luxury Goods .......... 382,183 1,939,279 — 2,321,462
Tobacco ............................. 816,105 364,066 — 1,180,171
Trading Companies & Distributors .......... 2,280,173 1,108,627 — 3,388,800
Transportation Infrastructure .............. — 522,099 — 522,099
Wireless Telecommunication Services ....... — 278,407 — 278,407
Preferred Stocks ......................... — 521,478 — 521,478
Limited Partnerships ...................... 1,277,817 — — 1,277,817
Corporate Bonds ........................ — 72,458,576 — 72,458,576
Foreign Government and Agency Securities .... — 4,209,605 — 4,209,605
U.S. Government and Agency Securities ....... — 110,826,519 — 110,826,519
Asset-Backed Securities ................... — 933,563 — 933,563
Commercial Mortgage-Backed Securities ...... — 1,774,571 — 1,774,571
Mortgage-Backed Securities ................ — 25,414,097 — 25,414,097
Municipal Bonds ......................... — 602,981 — 602,981
Short Term Investments ................... 16,389,415 355,129 — 16,744,544
Total Investments in Securities ........... $250,977,415 $309,127,367
a
$— $560,104,782
Other Financial Instruments:
Forward Exchange Contracts ............... $— $54,994 $— $54,994
Futures Contracts ....................... 95,474 — — 95,474
Total Other Financial Instruments ......... $95,474 $54,994 $— $150,468
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $106,388 $— $106,388
Futures Contracts ........................ 51,419 — — 51,419
Total Other Financial Instruments ......... $51,419 $106,388 $— $157,807
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 7,083,400 — — 7,083,400
Automobiles .......................... 4,636,651 — — 4,636,651
Biotechnology ......................... 3,791,400 1,021,090 — 4,812,490
Broadline Retail ....................... 18,605,430 — — 18,605,430
Capital Markets ........................ 3,044,803 — — 3,044,803
Communications Equipment .............. 1,462,637 — — 1,462,637
Construction & Engineering ............... 503,897 — — 503,897
Consumer Finance ..................... 34,661 — — 34,661
Electrical Equipment .................... 1,275,323 — — 1,275,323
Electronic Equipment, Instruments &
Components ........................ 4,834,690 — — 4,834,690
Energy Equipment & Services ............. 505,475 — — 505,475
Entertainment ......................... 6,644,371 — — 6,644,371
Financial Services ...................... 9,802,803 — — 9,802,803
Ground Transportation .................. 740,947 — — 740,947
Health Care Equipment & Supplies ......... 4,037,515 — — 4,037,515
Health Care Providers & Services .......... 1,108,795 — — 1,108,795
Health Care Technology ................. 2,127,476 682,046 — 2,809,522
Hotels, Restaurants & Leisure ............. 4,253,338 — — 4,253,338
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Interactive Media & Services .............. $ 20,595,724 $ 83,805 $ — $ 20,679,529
IT Services ........................... 8,800,377 — — 8,800,377
Life Sciences Tools & Services ............ 287,731 92,644 — 380,375
Machinery ............................ 80,311 — — 80,311
Pharmaceuticals ....................... 2,110,644 — — 2,110,644
Professional Services ................... 161,721 — — 161,721
Semiconductors & Semiconductor Equipment . 44,700,211 — — 44,700,211
Software ............................. 38,883,515 — — 38,883,515
Specialty Retail ........................ 771,079 — — 771,079
Technology Hardware, Storage & Peripherals . 4,295,863 — — 4,295,863
Warrants ............................... — — —
b
—
Short Term Investments ................... 951,051 — — 951,051
Total Investments in Securities ........... $196,131,839 $1,879,585
c
$— $198,011,424
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... 1,134,191 5,701,033 — 6,835,224
Health Care Providers & Services .......... 1,469,470 — — 1,469,470
Health Care REITs ..................... 11,950,176 — — 11,950,176
Hotel & Resort REITs ................... 1,426,726 1,261,118 — 2,687,844
Industrial REITs ....................... 7,140,520 4,485,872 — 11,626,392
Office REITs .......................... 3,385,782 1,878,628 — 5,264,410
Real Estate Management & Development .... 882,671 11,186,384 — 12,069,055
Residential REITs ...................... 13,700,099 1,410,526 — 15,110,625
Retail REITs .......................... 14,321,739 5,830,449 — 20,152,188
Specialized REITs ...................... 15,656,334 848,288 — 16,504,622
Short Term Investments ................... 1,623,000 506,435 — 2,129,435
Total Investments in Securities ........... $72,690,708 $33,108,733
d
$— $105,799,441
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 47,776,091 — — 47,776,091
Equity-Linked Securities ................... — 5,499,979 — 5,499,979
Convertible Preferred Stocks ................ 2,589,326 — — 2,589,326
Short Term Investments ................... — 1,559,082 — 1,559,082
Total Investments in Securities ........... $50,365,417 $7,059,061 $— $57,424,478
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 47,508,350 — — 47,508,350
Air Freight & Logistics ................... 11,610,670 — — 11,610,670
Banks ............................... 45,528,000 — — 45,528,000
Beverages ........................... 65,734,000 — — 65,734,000
Biotechnology ......................... 42,292,600 — — 42,292,600
Building Products ...................... 10,995,000 — — 10,995,000
Capital Markets ........................ 41,339,000 — — 41,339,000
Chemicals ........................... 27,212,000 — — 27,212,000
Communications Equipment .............. 41,052,000 — — 41,052,000
Diversified Telecommunication Services ..... 10,987,500 — — 10,987,500
Electric Utilities ........................ 107,878,300 — — 107,878,300
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Energy Equipment & Services ............. $ 12,772,750 $ — $ — $ 12,772,750
Food Products ........................ 17,436,300 — — 17,436,300
Ground Transportation .................. 30,726,445 — — 30,726,445
Health Care Equipment & Supplies ......... 9,524,000 — — 9,524,000
Hotels, Restaurants & Leisure ............. 9,116,700 — — 9,116,700
Household Products .................... 38,412,500 — — 38,412,500
Industrial Conglomerates ................ 9,554,805 — — 9,554,805
IT Services ........................... 8,464,800 — — 8,464,800
Machinery ............................ 5,964,375 — — 5,964,375
Media ............................... 12,568,000 — — 12,568,000
Metals & Mining ....................... 16,502,500 — — 16,502,500
Multi-Utilities .......................... 34,547,400 — — 34,547,400
Oil, Gas & Consumable Fuels ............. 154,901,250 — — 154,901,250
Pharmaceuticals ....................... 153,825,459 — 5,008,468 158,833,927
Semiconductors & Semiconductor Equipment . 36,831,950 — — 36,831,950
Specialty Retail ........................ 32,415,200 — — 32,415,200
Technology Hardware, Storage & Peripherals . 10,633,459 — — 10,633,459
Tobacco ............................. 21,086,000 — — 21,086,000
Equity-Linked Securities ................... — 531,445,276 — 531,445,276
Convertible Preferred Stocks :
Aerospace & Defense ................... 16,696,800 — — 16,696,800
Capital Markets ........................ 2,484,500 — — 2,484,500
Chemicals ........................... 8,712,400 — — 8,712,400
Electric Utilities ........................ 2,351,500 — — 2,351,500
Financial Services ...................... — 26,125,000 — 26,125,000
Convertible Bonds ....................... — 3,550,750 — 3,550,750
Corporate Bonds ........................ — 1,107,460,924 — 1,107,460,924
Senior Floating Rate Interests ............... — 18,831,677 — 18,831,677
U.S. Government and Agency Securities ....... — 153,249,209 — 153,249,209
Asset-Backed Securities ................... — 9,893,302 — 9,893,302
Mortgage-Backed Securities ................ — 202,983,253 — 202,983,253
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 17,738,567 49,927,155 — 67,665,722
Total Investments in Securities ........... $1,115,405,080 $2,103,466,546 $5,008,468 $3,223,880,094
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... — 28 — 28
Total Other Financial Instruments ......... $— $28 $— $28
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 88,180,427 — — 88,180,427
Short Term Investments ................... — 1,540,437 — 1,540,437
Total Investments in Securities ........... $88,180,427 $1,540,437 $— $89,720,864
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 9,772,128 — 9,772,128
Automobile Components ................. 8,603,204 7,931,690 — 16,534,894
Automobiles .......................... — 7,578,756 — 7,578,756
Banks ............................... 22,145,319 19,819,947 — 41,965,266
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Beverages ........................... $ — $ 7,214,531 $ — $ 7,214,531
Capital Markets ........................ 7,524,525 7,579,510 — 15,104,035
Chemicals ........................... — 7,519,270 — 7,519,270
Consumer Finance ..................... 6,372,936 — — 6,372,936
Consumer Staples Distribution & Retail ...... — 6,740,649 — 6,740,649
Containers & Packaging ................. 7,851,437 — — 7,851,437
Diversified Telecommunication Services ..... — 7,926,194 — 7,926,194
Electrical Equipment .................... — 7,038,526 — 7,038,526
Energy Equipment & Services ............. 4,403,656 — — 4,403,656
Entertainment ......................... 6,670,312 — — 6,670,312
Financial Services ...................... 11,692,894 — — 11,692,894
Food Products ........................ 9,805,037 7,030,435 — 16,835,472
Ground Transportation .................. 4,555,795 — — 4,555,795
Health Care Equipment & Supplies ......... 15,928,024 — — 15,928,024
Health Care Providers & Services .......... 13,253,139 8,066,739 — 21,319,878
Household Products .................... — 7,730,695 — 7,730,695
Industrial Conglomerates ................ — 4,723,806 — 4,723,806
Insurance ............................ — 9,739,956 — 9,739,956
Interactive Media & Services .............. 10,782,943 8,499,232 — 19,282,175
IT Services ........................... — 7,634,056 — 7,634,056
Media ............................... 7,335,950 — — 7,335,950
Metals & Mining ....................... — 7,548,401 — 7,548,401
Multi-Utilities .......................... — 5,043,188 — 5,043,188
Oil, Gas & Consumable Fuels ............. — 17,129,812 — 17,129,812
Pharmaceuticals ....................... 16,743,932 17,487,822 — 34,231,754
Semiconductors & Semiconductor Equipment . — 6,352,995 — 6,352,995
Software ............................. 7,689,950 — — 7,689,950
Specialized REITs ...................... 7,311,429 — — 7,311,429
Technology Hardware, Storage & Peripherals . — 9,195,061 — 9,195,061
Textiles, Apparel & Luxury Goods .......... — 12,084,386 — 12,084,386
Tobacco ............................. — 7,167,469 — 7,167,469
Trading Companies & Distributors .......... 15,610,185 — — 15,610,185
Corporate Bonds ........................ — 1,260,000 — 1,260,000
Senior Floating Rate Interests ............... — 10,714,160 — 10,714,160
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 16,378,590 1,497,865 — 17,876,455
Total Investments in Securities ........... $200,659,257 $238,027,279
f
$— $438,686,536
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 31,795,001 — — 31,795,001
Banks ............................... 151,835,922 33,820,747 — 185,656,669
Broadline Retail ....................... 46,026,044 — — 46,026,044
Building Products ...................... 38,081,842 — — 38,081,842
Capital Markets ........................ 40,848,587 — — 40,848,587
Chemicals ........................... 19,128,864 — — 19,128,864
Communications Equipment .............. 32,698,397 — — 32,698,397
Consumer Finance ..................... 32,628,904 — — 32,628,904
Consumer Staples Distribution & Retail ...... 35,406,366 — — 35,406,366
Containers & Packaging ................. 31,335,637 — — 31,335,637
Diversified Telecommunication Services ..... — — 7,149,469 7,149,469
Electric Utilities ........................ 78,648,876 — — 78,648,876
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Electronic Equipment, Instruments &
Components ........................ $ 25,831,780 $ — $ — $ 25,831,780
Energy Equipment & Services ............. 22,707,778 — — 22,707,778
Entertainment ......................... 31,399,678 — — 31,399,678
Financial Services ...................... 74,522,650 — — 74,522,650
Food Products ........................ 20,957,668 — — 20,957,668
Ground Transportation .................. 20,290,237 — — 20,290,237
Health Care Equipment & Supplies ......... 69,417,200 — — 69,417,200
Health Care Providers & Services .......... 60,146,075 — — 60,146,075
Household Durables .................... 33,184,938 — — 33,184,938
Insurance ............................ 77,982,892 — — 77,982,892
Interactive Media & Services .............. 54,537,540 — — 54,537,540
Life Sciences Tools & Services ............ 40,247,445 — — 40,247,445
Machinery ............................ 38,610,968 — — 38,610,968
Media ............................... 30,670,356 — — 30,670,356
Metals & Mining ....................... 39,055,309 — — 39,055,309
Oil, Gas & Consumable Fuels ............. 81,869,702 — — 81,869,702
Personal Care Products ................. 24,738,544 — — 24,738,544
Pharmaceuticals ....................... 57,353,608 72,126,634 — 129,480,242
Professional Services ................... 60,916,634 — — 60,916,634
Retail REITs .......................... 39,272,910 — — 39,272,910
Semiconductors & Semiconductor Equipment . 29,662,288 — — 29,662,288
Software ............................. 69,106,704 — — 69,106,704
Specialized REITs ...................... 36,866,590 — — 36,866,590
Specialty Retail ........................ 33,675,426 — — 33,675,426
Tobacco ............................. — 29,052,026 — 29,052,026
Trading Companies & Distributors .......... 62,558,582 — — 62,558,582
Warrants ............................... — — 591,890 591,890
Corporate Bonds ........................ — 6,646,080 — 6,646,080
Senior Floating Rate Interests ............... — 50,083,497 — 50,083,497
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 83,628,599 1,499,045 — 85,127,644
Total Investments in Securities ........... $1,757,646,541 $193,228,029
g
$7,741,359 $1,958,615,929
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 1,583,484,870 — — 1,583,484,870
Short Term Investments ................... 23,562,179 — — 23,562,179
Total Investments in Securities ........... $1,607,047,049 $— $— $1,607,047,049
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 85,756,819 — 85,756,819
Banks ............................... 210,373,296 — — 210,373,296
Building Products ...................... 22,838,721 — — 22,838,721
Capital Markets ........................ 28,943,852 10,155,863 — 39,099,715
Chemicals ........................... 22,335,206 22,301,065 — 44,636,271
Commercial Services & Supplies ........... 16,065,700 — — 16,065,700
Construction & Engineering ............... 33,881,492 — — 33,881,492
Consumer Finance ..................... 16,565,977 — — 16,565,977
Diversified REITs ...................... 7,723,510 — — 7,723,510
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Electric Utilities ........................ $ 6,185,545 $ — $ — $ 6,185,545
Electrical Equipment .................... 20,925,171 — — 20,925,171
Electronic Equipment, Instruments &
Components ........................ 69,737,653 — — 69,737,653
Energy Equipment & Services ............. 33,875,543 — — 33,875,543
Ground Transportation .................. 8,869,596 — — 8,869,596
Health Care Equipment & Supplies ......... 30,140,674 — — 30,140,674
Hotels, Restaurants & Leisure ............. 38,914,573 — — 38,914,573
Household Durables .................... 22,848,847 — — 22,848,847
Industrial REITs ....................... 3,904,768 — — 3,904,768
Insurance ............................ 75,994,038 — — 75,994,038
Leisure Products ....................... 38,099,830 — — 38,099,830
Life Sciences Tools & Services ............ 3,105,524 — — 3,105,524
Machinery ............................ 53,652,151 — — 53,652,151
Metals & Mining ....................... 42,015,933 — — 42,015,933
Multi-Utilities .......................... 5,520,681 — — 5,520,681
Oil, Gas & Consumable Fuels ............. 8,379,597 — — 8,379,597
Paper & Forest Products ................. 8,208,283 — — 8,208,283
Residential REITs ...................... 10,393,374 — — 10,393,374
Retail REITs .......................... 7,394,881 — — 7,394,881
Semiconductors & Semiconductor Equipment . 38,820,850 — — 38,820,850
Software ............................. 36,249,138 — — 36,249,138
Specialty Retail ........................ 29,624,957 — — 29,624,957
Textiles, Apparel & Luxury Goods .......... 15,771,010 — — 15,771,010
Trading Companies & Distributors .......... 12,584,179 — — 12,584,179
Short Term Investments ................... 17,339,844 — — 17,339,844
Total Investments in Securities ........... $997,284,394 $118,213,747
h
$— $1,115,498,141
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 29,390,560 — — 29,390,560
Banks ............................... 4,147,605 — — 4,147,605
Biotechnology ......................... 20,091,994 — — 20,091,994
Building Products ...................... 5,980,160 — — 5,980,160
Capital Markets ........................ 35,143,708 — — 35,143,708
Consumer Staples Distribution & Retail ...... 2,793,811 — — 2,793,811
Electrical Equipment .................... 14,232,447 — — 14,232,447
Entertainment ......................... 19,295,836 — — 19,295,836
Financial Services ...................... 2,191,297 — — 2,191,297
Food Products ........................ 1,289,574 — — 1,289,574
Ground Transportation .................. 3,774,453 — — 3,774,453
Health Care Equipment & Supplies ......... 16,321,443 — — 16,321,443
Health Care Providers & Services .......... 9,618,494 — — 9,618,494
Health Care Technology ................. 8,460,644 — — 8,460,644
Hotels, Restaurants & Leisure ............. 51,723,573 — — 51,723,573
Household Durables .................... 4,676,172 — — 4,676,172
Independent Power and Renewable Electricity
Producers .......................... 7,839,151 — — 7,839,151
Insurance ............................ 40,203 — — 40,203
Interactive Media & Services .............. 4,876,972 — — 4,876,972
IT Services ........................... 6,509,373 — — 6,509,373
Leisure Products ....................... — — 5,671,713 5,671,713
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Life Sciences Tools & Services ............ $ 4,011,971 $ — $ — $ 4,011,971
Machinery ............................ 5,649,250 — — 5,649,250
Media ............................... 8,847,179 — —
b
8,847,179
Oil, Gas & Consumable Fuels ............. 8,546,202 — — 8,546,202
Personal Care Products ................. 1,043,245 — — 1,043,245
Professional Services ................... 16,827,583 — — 16,827,583
Real Estate Management & Development .... 834,289 — — 834,289
Residential REITs ...................... 2,838,757 — — 2,838,757
Semiconductors & Semiconductor Equipment . 22,455,094 — —
b
22,455,094
Software ............................. 45,101,734 — 622,753 45,724,487
Specialty Retail ........................ 30,991,478 — — 30,991,478
Trading Companies & Distributors .......... 9,129,046 — — 9,129,046
Convertible Preferred Stocks ................ — — 8,741,410 8,741,410
Short Term Investments ................... 9,102,577 — — 9,102,577
Total Investments in Securities ........... $413,775,875 $— $15,035,876 $428,811,751
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. — 1,293 — 1,293
Machinery ............................ — — 89,363 89,363
Oil, Gas & Consumable Fuels ............. 2,263 20,896 — 23,159
Warrants ............................... — — —
b
—
Corporate Bonds :
Aerospace & Defense ................... — 4,049,161 — 4,049,161
Automobile Components ................. — 1,472,336 — 1,472,336
Automobiles .......................... — 854,996 — 854,996
Banks ............................... — 13,291,203 — 13,291,203
Beverages ........................... — 485,696 — 485,696
Biotechnology ......................... — 1,308,923 — 1,308,923
Broadline Retail ....................... — 413,416 —
b
413,416
Building Products ...................... — 2,156,707 — 2,156,707
Capital Markets ........................ — 4,266,378 — 4,266,378
Chemicals ........................... — 2,268,839 — 2,268,839
Commercial Services & Supplies ........... — 2,421,669 — 2,421,669
Communications Equipment .............. — 923,532 — 923,532
Construction & Engineering ............... — 778,605 — 778,605
Consumer Finance ..................... — 3,263,433 — 3,263,433
Consumer Staples Distribution & Retail ...... — 410,344 — 410,344
Containers & Packaging ................. — 1,084,012 — 1,084,012
Distributors ........................... — 287,967 — 287,967
Diversified Consumer Services ............ — 690,118 — 690,118
Diversified REITs ...................... — 849,676 — 849,676
Diversified Telecommunication Services ..... — 2,884,942 — 2,884,942
Electric Utilities ........................ — 5,023,373 — 5,023,373
Electronic Equipment, Instruments &
Components ........................ — 1,078,471 — 1,078,471
Energy Equipment & Services ............. — 2,529,409 — 2,529,409
Entertainment ......................... — 689,417 — 689,417
Financial Services ...................... — 4,090,769 — 4,090,769
Food Products ........................ — 1,947,150 — 1,947,150
Gas Utilities .......................... — 208,040 — 208,040
Ground Transportation .................. — 2,868,768 — 2,868,768
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Health Care Equipment & Supplies ......... $ — $ 1,304,149 $ — $ 1,304,149
Health Care Providers & Services .......... — 6,782,742 — 6,782,742
Health Care REITs ..................... — 1,788,550 — 1,788,550
Health Care Technology ................. — 669,104 — 669,104
Hotel & Resort REITs ................... — 1,315,419 — 1,315,419
Hotels, Restaurants & Leisure ............. — 5,913,403 — 5,913,403
Household Durables .................... — 1,147,307 — 1,147,307
Household Products .................... — 373,715 — 373,715
Independent Power and Renewable Electricity
Producers .......................... — 3,982,235 — 3,982,235
Insurance ............................ — 4,833,310 — 4,833,310
Interactive Media & Services .............. — 40,928 — 40,928
IT Services ........................... — 1,602,408 — 1,602,408
Leisure Products ....................... — 391,426 — 391,426
Machinery ............................ — 1,713,790 — 1,713,790
Media ............................... — 6,172,666 — 6,172,666
Metals & Mining ....................... — 1,532,425 — 1,532,425
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 240,151 — 240,151
Multi-Utilities .......................... — 1,738,842 — 1,738,842
Oil, Gas & Consumable Fuels ............. — 13,711,340 — 13,711,340
Passenger Airlines ..................... — 1,349,510 — 1,349,510
Personal Care Products ................. — 641,016 — 641,016
Pharmaceuticals ....................... — 2,474,913 — 2,474,913
Professional Services ................... — 232,380 — 232,380
Real Estate Management & Development .... — 255,960 — 255,960
Residential REITs ...................... — 309,947 — 309,947
Semiconductors & Semiconductor Equipment . — 1,663,001 — 1,663,001
Software ............................. — 1,873,122 — 1,873,122
Specialized REITs ...................... — 1,638,057 — 1,638,057
Technology Hardware, Storage & Peripherals . — 1,235,550 — 1,235,550
Textiles, Apparel & Luxury Goods .......... — 370,527 — 370,527
Tobacco ............................. — 1,043,610 — 1,043,610
Trading Companies & Distributors .......... — 2,247,741 — 2,247,741
Transportation Infrastructure .............. — 117,020 — 117,020
Wireless Telecommunication Services ....... — 1,166,125 2,221 1,168,346
Senior Floating Rate Interests ............... — 6,247,171 13,225 6,260,396
Marketplace Loans ....................... — — 671,128
b
671,128
Foreign Government and Agency Securities .... — 19,645,976 — 19,645,976
U.S. Government and Agency Securities ....... — 44,856,714 — 44,856,714
Asset-Backed Securities ................... — 8,170,610 — 8,170,610
Commercial Mortgage-Backed Securities ...... — 13,623,227 — 13,623,227
Mortgage-Backed Securities ................ — 23,479,447 — 23,479,447
Residential Mortgage-Backed Securities ....... — 8,275,859 — 8,275,859
Agency Commercial Mortgage-Backed Securities — 8,244,062 — 8,244,062
Escrows and Litigation Trusts ............... — 692 1,112 1,804
Short Term Investments ................... 16,008,478 — — 16,008,478
Total Investments in Securities ........... $16,010,741 $267,035,686 $777,049 $283,823,476
Other Financial Instruments:
Futures Contracts ....................... $40,187 $— $— $40,187
Swap Contracts ......................... — 421,597 — 421,597
Unfunded Loan Commitments .............. — 20 — 20
Total Other Financial Instruments ......... $40,187 $421,617 $— $461,804
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 33,778 $ — $ 33,778
Futures Contracts ........................ 74,306 — — 74,306
Unfunded Loan Commitments ............... — 81 — 81
Total Other Financial Instruments ......... $74,306 $33,859 $— $108,165
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
e
Corporate Bonds ........................ — 10,223,283 — 10,223,283
U.S. Government and Agency Securities ....... — 65,731,328 — 65,731,328
Mortgage-Backed Securities ................ — 383,572,522 — 383,572,522
Short Term Investments ................... — 42,448,700 — 42,448,700
Total Investments in Securities ........... $— $501,975,833 $— $501,975,833
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 85,800,961 — — 85,800,961
Investments in Underlying Funds and Exchange
Traded Funds ........................... 44,118,345 — — 44,118,345
Short Term Investments ................... 2,369,681 — — 2,369,681
Total Investments in Securities ........... $132,288,987 $— $— $132,288,987
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ 32,596 — — 32,596
Swap Contracts ......................... — 1,069 — 1,069
Total Other Financial Instruments ......... $32,596 $1,069 $— $33,665
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 8,379,650 $ — $ — $ 8,379,650
Chile ................................ 3,003,483 — — 3,003,483
China ............................... 1,035,972 84,172,402 — 85,208,374
Hong Kong ........................... — 5,706,291 — 5,706,291
Hungary ............................. 3,446,397 — — 3,446,397
India ................................ 2,911,555 31,009,598 — 33,921,153
Indonesia ............................ — 1,768,747 — 1,768,747
Italy ................................. — 222,360 — 222,360
Mexico .............................. 9,031,348 — — 9,031,348
Peru ................................ 1,236,502 — — 1,236,502
Philippines ............................ 1,396,758 — — 1,396,758
Russia ............................... — — —
i
—
South Africa ........................... 6,699,337 — — 6,699,337
South Korea .......................... — 59,968,188 — 59,968,188
Taiwan ............................... — 68,728,184 — 68,728,184
Thailand ............................. — 7,674,375 — 7,674,375
Turkiye .............................. 970,742 — — 970,742
United Arab Emirates .................... 1,309,539 2,684,071 — 3,993,610
United States .......................... 7,752,932 — — 7,752,932
Preferred Stocks ........................ 17,752,171 — — 17,752,171
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Escrows and Litigation Trusts ............... $ — $ — $ 77,314 $ 77,314
Short Term Investments ................... 2,856,810 — — 2,856,810
Total Investments in Securities ........... $67,783,196 $261,934,216
j
$77,314 $329,794,726
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 13,842,452 $ — $ 13,842,452
Automobiles .......................... 12,631,049 — — 12,631,049
Banks ............................... 17,377,056 122,274,943 — 139,651,999
Beverages ........................... — 16,998,615 — 16,998,615
Broadline Retail ....................... — 28,250,352 — 28,250,352
Chemicals ........................... — 17,880,111 — 17,880,111
Commercial Services & Supplies ........... — 12,720,270 — 12,720,270
Construction & Engineering ............... — 16,393,133 — 16,393,133
Construction Materials .................. — 15,630,622 — 15,630,622
Consumer Staples Distribution & Retail ...... — 17,524,600 — 17,524,600
Containers & Packaging ................. — 26,025,078 — 26,025,078
Diversified Telecommunication Services ..... — 24,237,021 — 24,237,021
Electric Utilities ........................ — 18,321,205 — 18,321,205
Electrical Equipment .................... — 18,060,805 — 18,060,805
Entertainment ......................... — 15,448,265 — 15,448,265
Health Care Providers & Services .......... — 10,817,751 — 10,817,751
Household Durables .................... — 11,521,539 — 11,521,539
Insurance ............................ 13,013,920 46,010,176 — 59,024,096
Life Sciences Tools & Services ............ 10,605,000 — — 10,605,000
Machinery ............................ 13,149,028 23,942,827 — 37,091,855
Metals & Mining ....................... — 14,160,280 — 14,160,280
Multi-Utilities .......................... — 17,014,170 — 17,014,170
Oil, Gas & Consumable Fuels ............. — 64,247,519 — 64,247,519
Personal Care Products ................. — 18,556,096 — 18,556,096
Pharmaceuticals ....................... — 59,816,861 — 59,816,861
Professional Services ................... — 11,801,184 — 11,801,184
Semiconductors & Semiconductor Equipment . — 77,199,772 — 77,199,772
Specialty Retail ........................ — 14,108,363 — 14,108,363
Technology Hardware, Storage & Peripherals . — 32,969,863 — 32,969,863
Textiles, Apparel & Luxury Goods .......... — 18,157,585 — 18,157,585
Short Term Investments ................... 47,473,038 — — 47,473,038
Total Investments in Securities ........... $114,249,091 $783,931,458
k
$— $898,180,549
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
e
Foreign Government and Agency Securities .... $ — $ 1,092,730,788 $ — $ 1,092,730,788
U.S. Government and Agency Securities ....... — 127,143,058 — 127,143,058
Options Purchased ....................... — 1,474,440 — 1,474,440
Short Term Investments ................... 195,604,019 — — 195,604,019
Total Investments in Securities ........... $195,604,019 $1,221,348,286 $— $1,416,952,305
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,309,137 $— $3,309,137
Total Other Financial Instruments ......... $— $3,309,137 $— $3,309,137
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $1,006,807 $— $1,006,807
Forward Exchange Contracts ............... — 6,693,559 — 6,693,559
Total Other Financial Instruments ......... $— $7,700,366 $— $7,700,366
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 30,616,388 $ — $ 30,616,388
Automobiles .......................... — 1,971,788 — 1,971,788
Banks ............................... 20,736,558 21,671,298 — 42,407,856
Broadline Retail ....................... 14,197,177 — — 14,197,177
Building Products ...................... 3,335,587 — — 3,335,587
Capital Markets ........................ 10,350,990 — — 10,350,990
Chemicals ........................... — 5,588,092 — 5,588,092
Construction & Engineering ............... — 5,933,964 — 5,933,964
Construction Materials .................. 4,710,511 — — 4,710,511
Containers & Packaging ................. 7,293,993 — — 7,293,993
Diversified Telecommunication Services ..... 3,432,967 — — 3,432,967
Electric Utilities ........................ — 3,860,129 — 3,860,129
Electrical Equipment .................... — 7,859,394 — 7,859,394
Electronic Equipment, Instruments &
Components ........................ 4,289,175 — — 4,289,175
Entertainment ......................... — 5,439,600 — 5,439,600
Ground Transportation .................. 3,746,727 — — 3,746,727
Health Care Equipment & Supplies ......... 3,782,933 3,490,872 — 7,273,805
Health Care Providers & Services .......... 8,797,312 — — 8,797,312
Hotels, Restaurants & Leisure ............. 5,388,471 — — 5,388,471
Industrial Conglomerates ................ 3,811,103 6,017,540 — 9,828,643
Interactive Media & Services .............. 21,756,580 7,464,361 — 29,220,941
Life Sciences Tools & Services ............ 10,109,075 — — 10,109,075
Machinery ............................ 3,283,883 7,867,895 — 11,151,778
Oil, Gas & Consumable Fuels ............. — 5,602,355 — 5,602,355
Personal Care Products ................. — 5,247,616 — 5,247,616
Pharmaceuticals ....................... 6,905,913 6,184,576 — 13,090,489
Semiconductors & Semiconductor Equipment . 37,610,344 4,489,243 — 42,099,587
Software ............................. 22,294,925 3,659,842 — 25,954,767
Technology Hardware, Storage & Peripherals . 8,771,494 6,159,057 — 14,930,551
Textiles, Apparel & Luxury Goods .......... 5,298,992 6,006,737 — 11,305,729
Trading Companies & Distributors .......... 5,424,056 — — 5,424,056
Short Term Investments ................... — 14,900,000 — 14,900,000
Total Investments in Securities ........... $215,328,766 $160,030,747
l
$— $375,359,513
a
Includes foreign securities valued at $92,552,326, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2025, the reconciliations are as follows:
c
Includes foreign securities valued at $1,879,585, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $32,602,298, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
f
Includes foreign securities valued at $224,555,254, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $134,999,407, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $118,213,747, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at September 30, 2025.
j
Includes foreign securities valued at $261,934,216, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
k
Includes foreign securities valued at $783,931,458, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $145,130,747, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,108,687 $ — $ — $ — $ — $ — $ — $ (436,974) $ 5,671,713 $ (436,974)
Media ........... — —
d
— — — — — — —
d
—
Semiconductors &
Semiconductor
Equipment ....... — —
d
— — — — — — —
d
—
Software .......... — 688,829 — — — — — (66,076) 622,753 (66,076)
Convertible Preferred
Stocks :
Aerospace & Defense . 990,559 — — — — — — 1,113,094 2,103,653 1,113,094
Diversified Consumer
Services ........ 892,289 — — — — — — 43,933 936,222 43,933
Software .......... 6,288,594 — (2,553,999) — — — — 1,966,940 5,701,535 1,650,221
Warrants :
Software .......... 52,261
d
— (7)
d
— — — — (52,254) — —
Convertible Bonds :
Software .......... 436,363 — (195,400) — — — — (240,963) — —
Corporate Bonds :
Software .......... 187,279 — (64,369) — — — — (122,910) — —
Total Investments in
Securities ............ $14,956,032 $688,829 $(2,813,775) $— $— $— $— $2,204,790 $15,035,876 $2,304,198
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ —
d
$ — $ — $ — $ (115,861) $ 115,861 $ — $ —
Machinery ......... — — — 73,135 — — — 16,228 89,363 16,228
Management Investment
Companies :
Capital Markets ..... 1,823,176 809,104 (2,591,343) — — — 37,224 (78,161) — —
Warrants :
Machinery ......... —
d
— — — — — — — —
d
—
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services ........ 1,440 — (1,347) — — 877 983 268 2,221 982
Senior Floating Rate
Interests :
Containers & Packaging — 13,225 — — — — — — 13,225 —
Marketplace Loans :
Financial Services ... 1,392,974 9,981 (942,90 2 ) — — — 8,369 202,706 671,12 8
d
57,105
Escrows and Litigation
Trusts : —
d
— — — — — — 1,112 1,112 1,112
Total Investments in
Securities ............ $3,217,590 $832,310 $(3,535,592) $73,135 $— $877 $(69,285) $258,014 $777,049 $75,427
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2025, are as follows:
Abbreviations List
EV - Enterprise value
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
$5,671,713 Market comparables Discount for lack of
marketability
10.8% Decrease
EV / revenue multiple 3.0x Increase
Revenue $9.2 bil Increase
Trade Price $60.9 Increase
All Other Investments
.............
9,364,163
b,c,d
Total
..........................
$15,035,876
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
d
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BNPS
BNP Paribas Securities Corp.
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HUF
Hungarian Forint
INR
Indian Rupee
JPY
Japanese Yen
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
VIX
Market Volatility Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.24%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.